UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series

Fund

Americas Government Income Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
U.S. TREASURIES - 34.8%
U.S. Treasury Strips - 19.6%
Zero Coupon, 2/15/16 (a)	US$	2,400	$1,638,679
Zero Coupon, 11/15/21 (a)		11,700	5,792,998

			7,431,677

U.S. Treasury Bonds - 15.2%
6.25%, 5/15/30 (b)		4,850	5,765,437

Total U.S. Treasuries (cost $12,772,022)			13,197,114

SOVEREIGNS - 20.3%
Canada - 4.3%
Government of Canada
Series VW17
8.00%, 6/01/27 (a)	CAD	1,132	1,657,911

Mexico - 16.0%
Mexican Bonos Series M 20
8.00%, 12/07/23 (a)	MXN	15,500	1,425,658
10.00%, 12/05/24 (a)		16,205	1,769,856
Series M7
8.00%, 12/24/08 (a)		31,257	2,870,520

			6,066,034

Total Sovereigns (cost $6,566,023)			7,723,945

AGENCY DEBENTURES - 18.6%
Federal National Mortgage Association - 18.6%
Series 2001
5.375%, 11/15/11 (a)	US$	5,000	5,153,585
Series 2004
4.125%, 4/15/14 (a)		2,000	1,926,736

Total Agency Debentures (cost $6,814,132)			7,080,321

FIXED RATE 30-YEARS - 12.3%
Government National Mortgage Association - 12.2%
Series 1994
9.00%, 9/15/24 (a)		7	7,664

Series 2006
6.00%, 7/15/36 (a)		4,591	4,620,747

			4,628,411

Federal National Mortgage Association - 0.1%
Series 2002
7.00%, 3/01/32 (a)		54	55,933

Total Fixed Rate 30-Years (cost $4,622,433)			4,684,344

INFLATION-LINKED SECURITIES - 7.6%
U.S. Treasury Notes - 6.0%
1.625%, 1/15/15 (TIPS) (b)		1,567	1,498,745
2.00%, 1/15/16 (TIPS)		787	769,422

			2,268,167

Canada - 1.6%
Government of Canada
3.00%, 12/01/36 (a)	CAD	66	80,224
Province of Ontario
2.00%, 12/01/36 (a)		601	547,684

			627,908

Total Inflation-Linked Securities (cost $2,860,127)			2,896,075

AGENCIES - 5.2%
Canada - 5.2%
Canada Housing Trust No 1 3.55%, 9/15/10 (a) (cost $1,745,461)		2,000	1,966,380

GOVERNMENT-RELATED - PROVINCIALS - 4.4%
Canada - 4.4%
Province of Ontario
5.60%, 6/02/35 (a)		300	331,374
Province of Quebec
5.50%, 12/01/14 (a)		600	633,883
6.00%, 10/01/12		648	693,917

Total Government-Related - Provincials (cost $1,416,213)			1,659,174

SHORT-TERM INVESTMENTS - 2.3%
Time Deposit - 2.3%
The Bank of New York 3.75%, 10/01/07 (cost $877,000)	US$	877	877,000

Total Investments - 105.5% (cost $37,673,411)			40,084,353
Other assets less liabilities - (5.5)%			(2,100,831)

Net Assets - 100.0%			$37,983,522

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 11/16/07	2,381	$2,374,801	$2,394,867	$20,066
Mexican Nuevo Peso settling 10/04/07	5,038	462,947	460,579	(2,368)
Mexican Nuevo Peso settling 10/04/07	8,605	784,531	786,610	2,079
Sale Contracts:
Canadian Dollar settling 11/16/07	3,691	3,514,271	3,712,829	(198,558)
Mexican Nuevo Peso settling 10/04/07	74,403	6,760,602	6,801,662	(41,060)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Greenwich Capital	4.65%	10/03/07	$5,866,981
Greenwich Capital	4.65	10/03/07	1,501,783

			$7,368,764

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $30,479,832.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $7,384,074.

Currency Abbreviations:

CAD	-	Canadian Dollar
MXN	-	Mexican Peso

Glossary:

TIPS	-	Treasury Inflation Protected Security

Country Breakdown *

September 30, 2007 (unaudited)

Summary

67.9%	United States
15.1%	Mexico
14.8%	Canada
2.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Variable Products Series Fund

Balanced Shares Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.1%
Financials - 21.0%
Capital Markets - 5.3%
Bank of New York Mellon Corp.	16,320	$720,365
Franklin Resources, Inc.	11,700	1,491,750
The Goldman Sachs Group, Inc.	5,500	1,192,070
Janus Capital Group, Inc.	12,300	347,844
Lehman Brothers Holdings, Inc.	21,800	1,345,714
Merrill Lynch & Co., Inc.	38,600	2,751,408
Northern Trust Corp.	29,300	1,941,711

		9,790,862

Commercial Banks - 1.2%
Wachovia Corp.	7,000	351,050
Wells Fargo & Co.	53,500	1,905,670

		2,256,720

Diversified Financial Services - 7.1%
Bank of America Corp.	65,500	3,292,685
Citigroup, Inc.	91,500	4,270,305
JPMorgan Chase & Co.	117,600	5,388,432

		12,951,422

Insurance - 6.0%
ACE Ltd.	54,600	3,307,122
American International Group, Inc.	83,500	5,648,775
Axis Capital Holdings Ltd.	52,700	2,050,557

		11,006,454

Thrifts & Mortgage Finance - 1.4%
Federal National Mortgage Association	43,000	2,614,830

		38,620,288

Health Care - 10.6%
Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co.	20,600	1,690,230

Health Care Providers & Services - 5.9%
Aetna, Inc.	22,100	1,199,367
Laboratory Corp. of America Holdings (a)	29,000	2,268,670
UnitedHealth Group, Inc.	65,200	3,157,636
WellPoint, Inc. (a)	52,900	4,174,868

		10,800,541

Pharmaceuticals - 3.8%
Eli Lilly & Co.	38,100	2,169,033
Forest Laboratories, Inc. (a)	18,800	701,052
Merck & Co., Inc.	29,100	1,504,179
Schering-Plough Corp.	21,400	676,882
Wyeth	42,800	1,906,740

		6,957,886

		19,448,657

Information Technology - 7.7%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	23,000	761,530
Qualcomm, Inc.	23,600	997,336

		1,758,866

Computers & Peripherals - 3.3%
Hewlett-Packard Co.	8,400	418,236
International Business Machines Corp.	21,500	2,532,700
Sun Microsystems, Inc. (a)	565,300	3,171,333

		6,122,269

IT Services - 0.9%
Accenture Ltd.-Class A	20,700	833,175
Fiserv, Inc. (a)	15,000	762,900

		1,596,075

Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	52,900	1,095,030
Integrated Device Technology, Inc. (a)	47,300	732,204
Intel Corp.	13,900	359,454

		2,186,688

Software - 1.4%
Microsoft Corp.	86,700	2,554,182

		14,218,080

Consumer Staples - 7.3%
Beverages - 0.7%
PepsiCo, Inc.	16,200	1,186,812

Food & Staples Retailing - 0.8%
Walgreen Co.	31,700	1,497,508

Food Products - 1.2%
Campbell Soup Co.	25,300	936,100
HJ Heinz Co.	27,700	1,279,740

		2,215,840

Household Products - 1.5%
Procter & Gamble Co.	40,100	2,820,634

Tobacco - 3.1%
Altria Group, Inc.	56,600	3,935,398
Loews Corp. - Carolina Group	20,800	1,710,384

		5,645,782

		13,366,576

Energy - 6.7%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	7,810	705,790
Nabors Industries Ltd. (a)	39,100	1,203,107

		1,908,897

Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	32,000	2,994,560
ConocoPhillips	9,100	798,707
Exxon Mobil Corp.	52,300	4,840,888
Marathon Oil Corp.	10,300	587,306
Noble Energy, Inc.	15,900	1,113,636

		10,335,097

		12,243,994

Industrials - 4.8%
Aerospace & Defense - 1.2%
United Technologies Corp.	27,000	2,172,960

Electrical Equipment - 2.3%
Emerson Electric Co.	77,400	4,119,228

Industrial Conglomerates - 0.9%
General Electric Co.	40,040	1,657,656

Machinery - 0.4%
Danaher Corp.	9,400	777,474

		8,727,318

Consumer Discretionary - 3.8%
Media - 2.8%
Comcast Corp.-Class A (a)	14,070	340,212
News Corp.-Class A	73,000	1,605,270
Time Warner, Inc.	122,600	2,250,936
Viacom, Inc.-Class B (a)	23,800	927,486

		5,123,904

Multiline Retail - 0.9%
Kohl’s Corp. (a)	28,400	1,628,172

Specialty Retail - 0.1%
Lowe’s Cos, Inc.	10,900	305,418

		7,057,494

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	56,500	2,390,515
Verizon Communications, Inc.	29,700	1,315,116

		3,705,631

Materials - 1.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	19,200	1,876,992
Dow Chemical Co.	8,300	357,398

		2,234,390

Total Common Stocks
(cost $94,622,584)		119,622,428

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 13.7%
Industrial - 6.9%
Basic - 0.9%
The Dow Chemical Co.
7.375%, 11/01/29	$15	16,414
Eastman Chemical Co.
7.25%, 1/15/24	100	104,981
EI Du Pont de Nemours & Co.
3.375%, 11/15/07	475	473,842
Inco Ltd.
7.75%, 5/15/12	325	354,982
Lubrizol Corp.
5.50%, 10/01/14	180	173,806
Noranda Inc.
6.00%, 10/15/15	205	207,087
Southern Copper Corp.
7.50%, 7/27/35	195	211,714
Weyerhaeuser Co.
7.375%, 3/15/32	170	170,572

		1,713,398

Capital Goods - 0.4%
CRH America, Inc.
6.00%, 9/30/16	90	87,447
Hanson Australia Funding Ltd.
5.25%, 3/15/13	120	114,903
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (b)	100	112,433
Masco Corp.
7.75%, 8/01/29	165	172,892
Tyco International Group, SA
6.00%, 11/15/13	115	116,083
Waste Management, Inc.
6.375%, 11/15/12	175	181,604

		785,362

Communications - Media - 0.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	85	81,791
News America Holdings, Inc.
8.25%, 10/17/96	60	68,541
9.25%, 2/01/13	65	75,281
News America, Inc.
5.30%, 12/15/14	190	184,844
RR Donnelley & Sons Co.
5.50%, 5/15/15	185	179,377

The Thomson Corp.
5.75%, 2/01/08	460	460,574
Time Warner Cos, Inc.
7.57%, 2/01/24	70	75,487
Time Warner Entertainment Co.
8.375%, 3/15/23	250	289,431
Viacom, Inc.
7.875%, 7/30/30	60	64,922
WPP Finance Corp.
5.875%, 6/15/14	125	128,139

		1,608,387

Communications - Telecommunications - 1.7%
AT&T Corp.
7.30%, 11/15/11	250	268,571
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	360	369,369
BellSouth Corp.
5.20%, 9/15/14	270	262,800
Embarq Corp.
6.738%, 6/01/13	250	259,933
7.082%, 6/01/16	280	290,273
GTE Corp.
8.75%, 11/01/21	270	334,623
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	155	196,238
Nextel Communications, Inc.
Series F
5.95%, 3/15/14	165	157,527
Qwest Corp.
7.50%, 10/01/14	165	171,600
7.875%, 9/01/11	115	120,750
Telus Corp.
8.00%, 6/01/11	100	108,222
Verizon Virginia, Inc.
Series A
4.625%, 3/15/13	365	352,338
Vodafone Group PLC
7.875%, 2/15/30	155	177,757

		3,070,001

Consumer Cyclical - Automotive - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10	70	69,206

Consumer Cyclical - Other - 0.2%
DR Horton, Inc.
6.50%, 4/15/16	80	70,072
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	141	145,898
7.875%, 5/01/12	98	104,581
Toll Brothers Finance Corp.
5.15%, 5/15/15	30	25,694

		346,245

Consumer Cyclical - Retailers - 0.1%
CVS Corp.
6.125%, 8/15/16	150	149,936

Consumer Non-Cyclical - 1.4%
Altria Group, Inc.
7.75%, 1/15/27	145	178,143
Anheuser-Busch Cos, Inc.
6.50%, 2/01/43	100	101,523
Bristol-Myers Squibb Co.
6.875%, 8/01/97	425	435,369
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	190	181,539
Fisher Scientific International, Inc.
6.125%, 7/01/15	410	402,521
Kraft Foods, Inc.
5.25%, 10/01/13	150	147,201
Reynolds American, Inc.
7.25%, 6/01/12	160	169,694
7.625%, 6/01/16	160	170,353
Safeway, Inc.
4.95%, 8/16/10	400	396,777
5.80%, 8/15/12	155	157,833
Wyeth
6.50%, 2/01/34	285	292,619

		2,633,572

Energy - 0.3%
Amerada Hess Corp.
7.30%, 8/15/31	140	153,471
Transocean, Inc.
7.50%, 4/15/31	155	171,744
Valero Energy Corp.
4.75%, 6/15/13	125	119,238
XTO Energy, Inc.
7.50%, 4/15/12	100	108,050

		552,503

Services - 0.2%
The Western Union Co.
5.93%, 10/01/16	315	310,692

Technology - 0.5%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	310	312,768
Hewlett-Packard Co.
3.625%, 3/15/08	475	471,630
Motorola, Inc.
6.50%, 9/01/25	105	101,673
7.50%, 5/15/25	20	20,758
7.625%, 11/15/10	64	67,958
Xerox Corp.
7.625%, 6/15/13	35	36,367

		1,011,154

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	415	399,425

Transportation - Railroads - 0.1%
CSX Corp.
5.50%, 8/01/13	50	49,113
Norfolk Southern Corp.
7.90%, 5/15/97	45	51,279

		100,392

		12,750,273

Financial Institutions - 5.5%
Banking - 3.2%
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11	200	214,959
Barclays Bank PLC
8.55%, 9/29/49 (b)(c)	50	54,064
BB&T Capital Trust IV
6.82%, 6/12/57 (c)	175	169,195
The Chuo Mitsui Trust & Banking Co., Ltd.
5.506%, 4/15/15 (b)(c)	300	276,911
Dresdner Funding Trust I
8.151%, 6/30/31 (b)	295	319,969
Fuji JGB Investment
9.87%, 6/30/08 (b)(c)	240	246,314
HBOS PLC
5.375%, 11/01/13 (b)(c)	250	233,920
HSBC Bank USA
5.875%, 11/01/34	310	292,585
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (c)	170	161,596
Northern Rock PLC
5.60%, 4/30/14 (b)(c)	445	311,500
Popular North America, Inc.
4.25%, 4/01/08	470	466,899
Rabobank Capital Funding II
5.26%, 12/31/13 (b)(c)	230	217,483
RBS Capital Trust III
5.512%, 9/30/14 (c)	495	463,141
Regions Financing Trust II
6.625%, 5/15/47 (c)	170	160,858
Resona Preferred Global Securities
7.191%, 7/30/15 (b)(c)	413	414,454
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (c)	250	261,568
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (b)(c)	135	125,622
UBS Preferred Funding Trust II
7.247%, 6/26/11 (c)	250	264,807

UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (c)	465	457,807
UFJ Finance Aruba AEC
6.75%, 7/15/13	335	346,728
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(c)	330	360,655
Wachovia Capital Trust III
5.80%, 3/15/11 (c)	85	84,430

		5,905,465

Brokerage - 0.3%
Goldman Sachs Group, Inc.
5.70%, 9/01/12	325	328,651
Lehman Brothers Holdings, Inc.
7.875%, 8/15/10	150	158,227

		486,878

Finance - 0.7%
Capital One Bank
6.50%, 6/13/13	200	202,711
Capital One Financial Corp.
5.50%, 6/01/15	23	21,914
Countrywide Financial Corp.
6.25%, 5/15/16	297	268,774
Series MTN
5.80%, 6/07/12	86	80,607
Countrywide Home Loans, Inc.
4.00%, 3/22/11	10	8,954
General Electric Capital Corp.
5.875%, 2/15/12	285	292,498
iStar Financial, Inc.
5.15%, 3/01/12	30	27,759
6.00%, 12/15/10	200	194,432
Series B
5.95%, 10/15/13	65	61,003
SLM Corp.
5.375%, 1/15/13	190	172,020

		1,330,672

Insurance - 1.2%
The Allstate Corp.
6.125%, 5/15/37 (c)	160	156,874
American RE Corp.
Series B
7.45%, 12/15/26	140	153,830
CNA Financial Corp.
5.85%, 12/15/14	85	83,948
Hartford Financial Services Group, Inc.
6.375%, 11/01/08	125	126,661
ING Groep NV
5.775%, 12/08/15 (c)	470	445,762

Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	200	195,617
Lincoln National Corp.
7.00%, 5/17/66 (c)	345	355,550
North Front Pass Through Trust
5.81%, 12/15/24 (b)(c)	500	486,529
UnitedHealth Group, Inc.
5.25%, 3/15/11	110	110,511
WellPoint, Inc.
5.25%, 1/15/16	75	71,693

		2,186,975

REITS - 0.1%
Regency Centers LP
5.25%, 8/01/15	225	212,819

		10,122,809

Utility - 1.0%
Electric - 0.4%
Consumers Energy Co.
Series D
5.375%, 4/15/13	215	212,550
FPL Group Capital, Inc.
6.35%, 10/01/66 (c)	55	52,190
6.65%, 6/15/67 (c)	170	163,769
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	250	254,703
TXU Energy Co. LLC
7.00%, 3/15/13	110	120,795

		804,007

Natural Gas - 0.6%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	285	311,381
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	150	146,931
Texas Eastern Transmission Corp.
7.30%, 12/01/10	350	373,108
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	180	172,754

		1,004,174

		1,808,181

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Gazprom
6.212%, 11/22/16 (b)	350	344,855
Petronas Capital, Ltd.
7.00%, 5/22/12 (b)	150	160,470

		505,325

Total Corporates - Investment Grades
(cost $25,607,514)		25,186,588

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%
Non-Agency Fixed Rate CMBS - 6.5%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	1,561	1,581,396
Series 2005-1, Class A3
4.877%, 11/10/42	2,000	1,983,652
Series 2006-5, Class A4
5.414%, 9/10/47	300	294,517
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR9, Class A4A
4.871%, 9/11/42	2,000	1,926,060
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42 (c)	900	861,542
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (c)	600	594,643
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A2
4.851%, 8/15/42	1,500	1,478,753
Series 2006-CB15, Class A4
5.814%, 6/12/43 (c)	361	364,092
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31	1,500	1,469,337
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42	1,500	1,454,762

		12,008,754

Non-Agency Adjustable Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
6.238%, 3/06/20 (b)(d)	90	87,750

Total Commercial Mortgage-Backed Securities
(cost $12,360,632)		12,096,504

MORTGAGE PASS-THRU’S - 4.9%
Fixed Rate 30-Year - 2.7%
Federal Gold Loan Mortgage Corp.
Series 2006
7.00%, 8/01/36	1,001	1,033,777
Federal Home Loan Mortgage Corp.
Series 2007
6.00%, 8/01/37	2,303	2,305,342

Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	985	943,011
Series 2007
6.50%, 6/01/37	626	637,047

		4,919,177

Fixed Rate 15-Year - 1.0%
Federal National Mortgage Association
5.00%, 6/01/22	1,878	1,841,211

Agency ARMS - 0.9%
Federal Home Loan Mortgage Corp.
Series 2006
6.03%, 9/01/36 (d)	514	520,103
Series 2007
6.05%, 4/01/37 (d)	344	347,696
Federal National Mortgage Association
Series 2007
5.941%, 2/01/37 (d)	533	539,959
6.051%, 2/01/37 (d)	339	343,337

		1,751,095

Non-Agency ARMS - 0.3%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.761%, 5/20/36 (d)	323	321,822
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.222%, 5/25/36 (c)	236	237,496

		559,318

Total Mortgage Pass-Thru’s
(cost $8,986,789)		9,070,801

U.S. TREASURIES - 1.8%
U.S. Treasury Bonds
4.50%, 2/15/36	2,805	2,659,272
8.75%, 5/15/17	505	665,101

Total U.S. Treasuries
(cost $3,302,621)		3,324,373

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 1.5%
Sovereigns - 1.4%
Russian Federation
7.50%, 3/31/30 (b)(e)	955	1,067,604
United Mexican States
5.625%, 1/15/17	1,080	1,076,760
7.50%, 1/14/12	330	360,690

		2,505,054

Agencies - 0.1%
Korea Development Bank
5.75%, 9/10/13	200	206,676

Total Government-Related - Non-U.S. Issuers
(cost $2,738,695)		2,711,730

EMERGING MARKETS - NON-INVESTMENT GRADES - 1.2%
Non Corporate Sectors - 1.2%
Sovereign - 1.2%
Republic of Brazil
8.25%, 1/20/34	855	1,076,872
Republic of Panama
9.375%, 4/01/29	270	362,205
Republic of Peru
8.75%, 11/21/33	395	519,030
Republic of Philippines
8.25%, 1/15/14	146	163,155
8.875%, 3/17/15	44	51,150

Total Emerging Markets - Non-Investment Grades
(cost $2,194,253)		2,172,412

ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Floating Rate - 0.7%
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (e)	134	133,128
Household Home Equity Loan trust
Series 2007-1, Class M1
5.876%, 3/20/36 (d)	365	320,463
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
5.261%, 4/25/37 (d)	310	308,440
Option One Mortgage Loan Trust
Series 2007-2, Class M1
5.491%, 3/25/37 (d)	125	114,729
RAAC Series
Series 2006-SP3, Class A1
5.211%, 8/25/36 (d)	73	72,540
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
5.261%, 7/25/37 (d)	300	296,953

		1,246,253

Home Equity Loans - Fixed Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (c)	375	343,646
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (e)	184	174,136
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (e)	95	94,470

		612,252

Autos - Fixed Rate - 0.1%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09	174	173,077

Other - Floating Rate - 0.1%
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
6.01%, 4/09/47 (b)(d)	260	117,000

Total Asset-Backed Securities
(cost $2,338,673)		2,148,582

CORPORATES - NON-INVESTMENT GRADES - 1.0%
Industrial - 0.8%
Basic - 0.2%
FMG Finance Pty Ltd.
10.625%, 9/01/16 (b)	55	64,762
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	60	64,800
8.375%, 4/01/17	60	65,550
Packaging Corp. of America
4.375%, 8/01/08	200	198,182

		393,294

Capital Goods - 0.0%
Bombardier, Inc.
6.75%, 5/01/12 (b)	100	100,250

Communications - Media - 0.2%
Clear Channel Communications, Inc.
5.50%, 9/15/14	150	117,775
DirecTV Holdings LLC
6.375%, 6/15/15	64	60,720
Echostar DBS Corp.
6.625%, 10/01/14	18	18,090
7.125%, 2/01/16	47	48,292
RH Donnelley Corp.
Series A-3
8.875%, 1/15/16	140	142,625

		387,502

Communications - Telecommunications - 0.2%
Mobile Telesystems Finance
9.75%, 1/30/08 (b)	230	231,265
Windstream Corp.
8.125%, 8/01/13	149	156,823

		388,088

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
4.95%, 1/15/08	135	134,135

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc
5.625%, 6/01/15	116	92,220
5.75%, 10/01/17	10	7,650
6.50%, 6/01/16	39	31,785
MGM Mirage
6.75%, 9/01/12	60	59,025
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	45	44,100

		234,780

Consumer Non-Cyclical - 0.1%
Boston Scientific Corp.
5.45%, 6/15/14	148	132,830

		1,539,614

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16	70	70,350
Edison Mission Energy
7.00%, 5/15/17 (b)	55	54,175
NRG Energy, Inc.
7.25%, 2/01/14	65	65,162
Reliant Energy, Inc.
7.625%, 6/15/14	65	65,488

		255,175

Financial Institutions - 0.1%
Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	100	92,793

Total Corporates - Non-Investment Grades
(cost $2,146,664)		2,118,847

INFLATION-LINKED SECURITIES - 0.8%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS)
(cost $1,413,616)	1,433	1,441,801

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.5%
Utility - 0.3%
Electric - 0.3%
Dte Energy Trust I
7.80%	20,000	507,800

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	200	222,625

Financial Institutions - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
5.75%	10,000	211,000

Total Non-Convertible - Preferred Stocks
(cost $982,616)		941,425

	Principal Amount (000)
GOVERNMENT-RELATED - U.S. OTHER ISSUERS - 0.2%
Texas - 0.2%
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. MBIA FSA
7.07%, 11/01/24
(cost $409,276)	400	414,220

MORTGAGE CMO’S - 0.1%
Non-Agency Fixed Rate - 0.1%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.068%, 6/26/35 (b)(c)	155	154,015

Non-Agency Adjustable Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1
5.441%, 4/25/47 (d)	110	89,682

Total Mortgage CMO’s
(cost $262,234)		243,697

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
The Bank of New York
3.75%, 10/01/07
(cost $539,000)	539	539,000

Total Investments - 99.0%
(cost $157,905,166)		182,032,408
Other assets less liabilities - 1.0%		1,868,859

Net Assets - 100.0%		$183,901,267

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $6,571,068 or 3.6% of net assets.
(c)	Variable rate coupon, rate shown as of September 30, 2007.
(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2007.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2007.

Glossary:

FSA	-	Financial Security Assurance Inc.
MBIA	-	Municipal Bond Investors Assurance
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.0%
Financials - 23.4%
Capital Markets - 3.6%
3i Group PLC	9,211	$188,038
Ameriprise Financial, Inc.	2,800	176,708
The Blackstone Group LP (a)	20,150	505,362
Credit Suisse Group	13,263	881,512
Deutsche Bank AG	1,800	231,182
Franklin Resources, Inc.	8,475	1,080,562
The Goldman Sachs Group, Inc.	2,240	485,498
Janus Capital Group, Inc.	1,300	36,764
Legg Mason, Inc.	6,875	579,494
Macquarie Bank Ltd.	4,249	317,107
Man Group PLC	43,507	492,858
Merrill Lynch & Co., Inc.	15,100	1,076,328
MF Global Ltd. (a)	4,950	143,550
Morgan Stanley	7,200	453,600

		6,648,563

Commercial Banks - 2.8%
Anglo Irish Bank Corp. PLC (London Exchange)	17,840	331,933
Bank Leumi Le-Israel	14,400	63,835
Barclays PLC	22,600	274,733
BNP Paribas SA	3,100	339,250
China Construction Bank Corp.-Class H	143,000	130,036
Comerica, Inc.	3,800	194,864
Credit Agricole SA	7,751	296,664
Fifth Third Bancorp	5,400	182,952
Hana Financial Group, Inc. (b)	1,100	51,746
HBOS PLC	22,150	414,504
Keycorp	4,100	132,553
Kookmin Bank (b)	1,200	98,976
Mitsubishi UFJ Financial Group, Inc.	32	305,955
National City Corp.	2,200	55,198
Royal Bank of Scotland Group PLC	30,769	331,992
Societe Generale	1,760	296,136
Standard Chartered PLC	8,207	268,782
Sumitomo Mitsui Financial Group, Inc.	45	349,119
SunTrust Banks, Inc.	2,150	162,691
U.S. Bancorp	8,200	266,746
UniCredito Italiano SpA	27,691	237,056
Wachovia Corp.	4,500	225,675
Wells Fargo & Co.	9,200	327,704

		5,339,100

Consumer Finance - 0.2%
Discover Financial Services (a)	1	21
ORIX Corp.	1,480	335,409

		335,430

Diversified Financial Services - 3.4%
Bank of America Corp.	23,500	1,181,345
CIT Group, Inc.	5,700	229,140
Citigroup, Inc.	23,500	1,096,745
CME Group, Inc.-Class A	2,075	1,218,751
Deutsche Boerse AG	2,385	323,568
Fortis (Euronext Brussels)	5,800	171,007
ING Groep NV	9,300	413,286
JPMorgan Chase & Co.	16,600	760,612
Moody’s Corp.	9,000	453,600
NYSE Euronext	6,000	475,020

		6,323,074

Insurance - 3.0%
ACE Ltd.	4,600	278,622
Allianz SE	1,500	349,397
Allstate Corp.	5,900	337,421
AMBAC Financial Group, Inc.	2,700	169,857
American International Group, Inc.	11,900	805,035
AON Corp.	2,900	129,949
Aviva PLC	14,900	223,406
Chubb Corp.	3,500	187,740
Everest Re Group Ltd.	1,900	209,456
Fidelity National Financial, Inc.-Class A	6,200	108,376
Fondiaria-Sai SpA (ordinary shares)	2,300	108,053
Fondiaria-Sai SpA (saving shares)	700	22,786
Genworth Financial, Inc.-Class A	7,800	239,694
Hartford Financial Services Group, Inc.	2,600	240,630
MBIA, Inc.	2,400	146,520
MetLife, Inc.	4,400	306,812
Muenchener Rueckversicherungs AG	2,000	382,866
Old Republic International Corp.	7,900	148,046
QBE Insurance Group Ltd.	11,052	330,268
Swiss Reinsurance	2,481	220,632
Torchmark Corp.	1,875	116,850
The Travelers Cos, Inc.	6,400	322,176
UnumProvident Corp.	8,300	203,101

		5,587,693

Miscellaneous Financial - 0.0%
Waddell & Reed Financial, Inc.-Class A	2,150	58,115

Real Estate Investment Trusts (REITs) - 7.0%
Alexandria Real Estate Equities, Inc.	2,025	194,927
Allied Properties Real Estate Investment Trust (b)	6,040	134,010
AMB Property Corp.	1,500	89,715
Apartment Investment & Management Co.-Class A	3,600	162,468
Ascendas Real Estate Investment Trust	84,000	154,184
Ashford Hospitality Trust, Inc.	6,600	66,330
AvalonBay Communities, Inc.	1,550	182,993
Boardwalk Real Estate Investment Trust	5,455	259,662
Boston Properties, Inc.	1,800	187,020
British Land Co. PLC	10,644	254,678
Camden Property Trust	1,325	85,131
Canadian Apartment Properties REI (b)	6	114
Canadian Real Estate Investment Trust	6,746	203,123
CapitaMall Trust	113,600	297,766
Cominar Real Estate Investment Trust (b)	3,582	77,212
DB RREEF Trust	267,963	476,976
Derwent Valley Holdings PLC	7,450	255,658
Developers Diversified Realty Corp.	1,950	108,946
DiamondRock Hospitality Co.	4,400	76,604
Digital Realty Trust, Inc.	7,500	295,425
Dundee Real Estate Investment Trust (b)	2,101	81,808
Entertainment Properties Trust	2,700	137,160
Equity Residential	2,150	91,074
Essex Property Trust, Inc.	975	114,631
FelCor Lodging Trust, Inc.	3,100	61,783
First Industrial Realty Trust, Inc.	1,700	66,079
Fonciere Des Regions	675	98,807
General Growth Properties, Inc.	7,800	418,236
General Property Group	34,442	155,090
Great Portland Estates PLC	17,200	210,053
H&R Real Estate Investment	1	19
Hammerson PLC	3,950	94,206
HCP, Inc.	3,600	119,412
Highwoods Properties, Inc.	2,700	99,009
Host Hotels & Resorts, Inc.	8,829	198,123
ING Office Fund	110,600	174,422
Japan Real Estate Investment Corp.-Class A	14	167,325
Japan Retail Fund Investment Corp.-Class A	51	441,761
Kimco Realty Corp.	6,250	282,562
Klepierre	6,795	388,872
Land Securities Group PLC	12,902	442,965
LaSalle Hotel Properties	1,500	63,120

Liberty International PLC	9,500	221,352
Macerich Co.	1,000	87,580
Mid-America Apartment Communities, Inc.	2,250	112,162
Mirvac Group	71,582	344,940
Nationwide Health Properties, Inc.	5,400	162,702
Nippon Building Fund, Inc.-Class A	7	101,340
Nomura Real Estate Office Fund, Inc.-Class A	16	166,439
Omega Healthcare Investors, Inc.	5,500	85,415
Primaris Retail Real Estate Investment Trust (b)	5,696	106,056
Prologis	7,075	469,426
Public Storage	1,950	153,367
Rayonier, Inc.	2,200	105,688
RioCan Real Estate Investment Trust (b)	7,795	194,742
Segro PLC	8,769	89,211
Simon Property Group, Inc.	5,550	555,000
SL Green Realty Corp.	1,050	122,609
Stockland	15,201	121,001
Strategic Hotels & Resorts, Inc.	4,400	90,596
Sunstone Hotel Investors, Inc.	3,600	92,304
Tanger Factory Outlet Centers	4,550	184,685
Taubman Centers, Inc.	3,400	186,150
UDR, Inc.	1,850	44,992
Unibail	2,625	674,741
Ventas, Inc.	5,950	246,330
Vornado Realty Trust	3,500	382,725
Westfield Group	22,589	433,799

		13,004,811

Real Estate Management & Development - 2.8%
Beni Stabili SpA	122,900	153,925
Brookfield Properties Corp.	2,225	55,403
Citycon Oyj	29,700	188,474
Forest City Enterprises, Inc.-Class A	1,950	107,562
Hang Lung Properties, Ltd.	115,000	513,442
IVG Immobilien AG	4,300	160,766
Keppel Land Ltd.	27,000	150,555
Kerry Properties Ltd.	75,246	577,574
Mitsubishi Estate Co. Ltd.	11,000	313,522
Mitsui Fudosan Co. Ltd.	15,100	416,927
New World Development Co., Ltd.	142,997	393,797
Norwegian Property ASA	13,700	165,519
NTT Urban Development Corp. (b)	255	525,336
Sino Land Co.	89,034	220,832
Sponda OYJ	13,300	184,492
Sumitomo Realty & Development	10,000	350,074
Sun Hung Kai Properties Ltd.	40,700	684,685
Tokyu Land Corp.	12,000	119,787

		5,282,672

Thrifts & Mortgage Finance - 0.6%
Federal Home Loan Mortgage Corp.	4,600	271,446
Federal National Mortgage Association	6,800	413,508
MGIC Investment Corp.	2,700	87,237
Washington Mutual, Inc.	8,100	286,011

		1,058,202

		43,637,660

Information Technology - 7.3%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	47,600	1,576,036
Nokia OYJ	14,581	553,253
Qualcomm, Inc.	9,700	409,922
Research In Motion Ltd. (a)	2,350	231,593

		2,770,804

Computers & Peripherals - 2.3%
Apple, Inc. (a)	15,300	2,349,162
Compal Electronics, Inc. (b)	56,280	63,753
Fujitsu, Ltd.	20,000	140,718
Hewlett-Packard Co.	23,550	1,172,555
International Business Machines Corp.	1,925	226,765
Lexmark International, Inc.-Class A (a)	2,300	95,519
Toshiba Corp.	26,000	241,604

		4,290,076

Electronic Equipment & Instruments - 0.4%
Arrow Electronics, Inc. (a)	4,400	187,088
AU Optronics Corp. (b)	86,692	147,807
Avnet, Inc. (a)	2,500	99,650
Flextronics International Ltd. (a)	1,300	14,534
HON HAI Precision Industry Co. Ltd. (b)	19,200	144,622
Sanmina-SCI Corp. (a)	9,400	19,928
Tech Data Corp. (a)	1,400	56,168
Tyco Electronics Ltd.	1,250	44,287

		714,084

Internet Software & Services - 1.2%
Google, Inc.-Class A (a)	4,070	2,308,789

IT Services - 0.0%
Electronic Data Systems Corp.	3,200	69,888

Office Electronics - 0.1%
Canon, Inc. (b)	3,550	192,642
Konica Minolta Holdings, Inc.	2,000	33,767

		226,409

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp.-Class A (a)	20,450	745,198
Hynix Semiconductor, Inc. (a)(b)	4,500	153,346
Intel Corp.	25,200	651,672
Nvidia Corp. (a)	16,375	593,430
Samsung Electronics Co., Ltd. (b)	140	87,604
Siliconware Precision Industries Co. (b)	36,710	83,004
Sumco Corp.	2,000	80,919
United Microelectronics Corp. (b)	239,208	171,158

		2,566,331

Software - 0.4%
Adobe Systems, Inc. (a)	12,800	558,848
Microsoft Corp.	5,100	150,246

		709,094

		13,655,475

Industrials - 6.3%
Aerospace & Defense - 2.1%
BAE Systems PLC	24,567	246,875
Boeing Co.	14,500	1,522,355
Honeywell International, Inc.	16,100	957,467
Lockheed Martin Corp.	1,000	108,490
Northrop Grumman Corp.	2,350	183,300
Spirit Aerosystems Holdings, Inc.-Class A (a)	14,300	556,842
United Technologies Corp.	3,900	313,872

		3,889,201

Airlines - 0.2%
Air France-KLM	3,200	117,553
Deutsche Lufthansa AG	4,600	132,488

		250,041

Building Products - 0.1%
Cie de Saint-Gobain	1,258	131,358

Commercial Services & Supplies - 0.2%
Allied Waste Industries, Inc. (a)	8,400	107,100
Capita Group PLC	9,588	141,775
Pitney Bowes, Inc.	3,800	172,596

		421,471

Construction & Engineering - 0.3%
Fluor Corp.	3,600	518,328
Vinci SA	1,049	82,177

		600,505

Electrical Equipment - 0.6%
ABB Ltd.	17,026	446,636
ABB Ltd. (Sponsored) (ADR)	8,200	215,086
Emerson Electric Co.	5,650	300,693
Renewable Energy Corp. (a)	2,658	122,327

		1,084,742

Industrial Conglomerates - 0.9%
General Electric Co.	35,500	1,469,700
Siemens AG	1,261	172,646
Tyco International Ltd.	1,250	55,425

		1,697,771

Machinery - 1.3%
Atlas Copco AB-Class A (b)	13,683	235,736
Caterpillar, Inc.	2,300	180,389
Cummins, Inc.	1,400	179,046
Deere & Co.	5,500	816,310
Eaton Corp.	2,400	237,696
Komatsu Ltd.	4,600	153,346
NGK Insulators Ltd.	10,000	320,342
PACCAR, Inc.	2,400	204,600
SPX Corp.	1,425	131,898
Sumitomo Heavy Industries Ltd.	800	10,238

		2,469,601

Marine - 0.2%
Mitsui OSK Lines Ltd.	16,000	257,451
Nippon Yusen KK (b)	16,000	155,380

		412,831

Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	3,600	82,404

Trading Companies & Distributors - 0.3%
Mitsui & Co., Ltd.	24,000	580,413

		11,620,338

Consumer Discretionary - 5.5%
Auto Components - 0.5%
BorgWarner, Inc.	1,375	125,854
Compagnie Generale des Etablissements Michelin-Class B	2,200	296,646
Denso Corp.	3,800	142,529
Hyundai Mobis (b)	1,710	180,989
Johnson Controls, Inc.	1,100	129,921
Lear Corp. (a)	3,100	99,510

		975,449

Automobiles - 0.9%
Fiat SpA	13,700	413,845
General Motors Corp.	5,600	205,520
Nissan Motor Co., Ltd.	27,000	269,385
Porsche AG	107	228,228
Renault SA	3,300	478,835
Suzuki Motor Corp.	1,400	41,253

		1,637,066

Hotels Restaurants & Leisure - 0.8%
Accor SA	1,874	166,261
Hilton Hotels Corp.	4,000	185,960
McDonald’s Corp.	9,800	533,806
Starwood Hotels & Resorts Worldwide, Inc.	10,075	612,056

		1,498,083

Household Durables - 0.3%
Black & Decker Corp.	1,400	116,620
Centex Corp.	2,900	77,053
KB Home	2,800	70,168
Newell Rubbermaid, Inc.	1,900	54,758
Pulte Homes, Inc.	7,200	97,992
Sharp Corp.	11,000	198,809

		615,400

Leisure Equipment & Products - 0.1%
Mattel, Inc.	3,900	91,494

Media - 1.3%
CBS Corp.-Class B	7,800	245,700
Comcast Corp.-Special-Class A (a)	40,100	960,796
Gannett Co., Inc.	4,500	196,650
Idearc, Inc.	5,800	182,526
Interpublic Group of Cos., Inc. (a)	5,500	57,090
Lagardere SCA	1,200	102,212
Time Warner, Inc.	13,600	249,696
Viacom, Inc.-Class B (a)	4,700	183,159
The Walt Disney Co.	5,000	171,950

		2,349,779

Multiline Retail - 0.9%
Dollar Tree Stores, Inc. (a)	900	36,486
Family Dollar Stores, Inc.	4,800	127,488
Kohl’s Corp. (a)	11,975	686,527
Macy’s, Inc.	7,500	242,400
New World Department Store China Ltd. (a)	872	805
Target Corp.	7,800	495,846

		1,589,552

Specialty Retail - 0.6%
Esprit Holdings Ltd.	15,000	237,677
The Gap, Inc.	8,400	154,896
Home Depot, Inc.	8,900	288,716
Inditex SA	3,421	231,240
Lowe’s Cos, Inc.	5,800	162,516
Office Depot, Inc. (a)	3,300	68,046

		1,143,091

Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	3,300	69,729
VF Corp.	2,000	161,500

		231,229

		10,131,143

Energy - 5.2%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	11,650	1,052,810
Schlumberger, Ltd.	10,850	1,139,250
Technip SA	1,768	157,823

		2,349,883

Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	11,800	1,104,244
China Petroleum & Chemical Corp.-Class H	160,000	197,208
China Shenhua Energy Co., Ltd.-Class H	44,000	263,505
ConocoPhillips	9,500	833,815
ENI SpA	9,900	365,583
Exxon Mobil Corp.	21,900	2,027,064
Marathon Oil Corp.	5,600	319,312
Occidental Petroleum Corp.	800	51,264
Petro-Canada	2,700	154,953
Petroleo Brasileiro SA (ADR)	1,600	120,800
Petroleo Brasileiro SA (Sponsored) (ADR)	3,800	245,860
Petroplus Holdings AG (a)	881	77,888
Repsol YPF SA	4,300	153,011
Royal Dutch Shell PLC-Class A	10,911	449,516
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	7,860	323,159
Total SA	7,122	577,117

		7,264,299

		9,614,182

Health Care - 5.0%
Biotechnology - 1.3%
Celgene Corp. (a)	8,300	591,873
CSL Ltd./Australia	929	88,146
Genentech, Inc. (a)	9,250	721,685
Gilead Sciences, Inc. (a)	22,850	933,880

		2,335,584

Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	6,375	917,490
Covidien Ltd. (a)	1,250	51,875
Essilor International SA	3,496	219,186

		1,188,551

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.-Class A	1,700	77,061
Cardinal Health, Inc.	800	50,024
McKesson Corp.	800	47,032
Medco Health Solutions, Inc. (a)	4,950	447,430
PharMerica Corp. (a)	141	2,104
WellPoint, Inc. (a)	11,400	899,688

		1,523,339

Pharmaceuticals - 2.3%
Abbott Laboratories	15,850	849,877
AstraZeneca PLC	3,000	150,153
Eli Lilly & Co.	5,200	296,036
GlaxoSmithKline PLC	5,400	143,224
Johnson & Johnson	5,200	341,640
Merck & Co., Inc.	11,600	599,604
Merck KGaA	1,608	196,018
Pfizer, Inc.	40,000	977,200
Roche Holding AG	1,515	274,324
Sanofi-Aventis	2,600	220,344
Teva Pharmaceutical Industries Ltd. (ADR)	5,450	242,362

		4,290,782

		9,338,256

Materials - 4.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	6,350	620,776
Ashland, Inc.	2,600	156,546
BASF AG	2,700	374,568
Bayer AG	4,952	392,895
Dow Chemical Co.	6,500	279,890
E.I. Du Pont de Nemours & Co.	6,700	332,052
International Flavors & Fragrances, Inc.	1,550	81,933
Lubrizol Corp.	1,525	99,216
Mitsubishi Chemical Holdings Corp.	25,500	221,449
Mitsui Chemicals, Inc. (b)	12,400	122,395
Monsanto Co.	12,100	1,037,454

		3,719,174

Construction Materials - 0.1%
Buzzi Unicem SpA	3,000	77,857

Containers & Packaging - 0.4%
Ball Corp.	3,200	172,000
Bemis, Inc.	2,700	78,597
Crown Holdings, Inc. (a)	4,600	104,696
Owens-Illinois, Inc. (a)	3,300	136,785
Smurfit-Stone Container Corp. (a)	7,000	81,760
Sonoco Products Co.	2,200	66,396
Temple-Inland, Inc.	3,100	163,153

		803,387

Metals & Mining - 1.5%
Anglo American PLC	2,135	143,020
Antofagasta PLC	11,100	173,161
ArcelorMittal	4,168	319,751
BHP Billiton PLC	8,794	314,598
Cia Vale do Rio Doce (ADR)	12,200	413,946
JFE Holdings, Inc.	5,700	401,998
Kazakhmys PLC	2,800	80,146
MMC Norilsk Nickel (ADR)	319	81,664
Posco (b)	300	217,092
Xstrata PLC	9,696	643,904

		2,789,280

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	8,100	157,283

		7,546,981

Consumer Staples - 3.2%
Beverages - 0.6%
Cia de Bebidas das Americas (ADR)	1,000	73,130
The Coca-Cola Co.	2,000	114,940
Coca-Cola Enterprises, Inc.	8,300	201,026
Molson Coors Brewing Co.-Class B	1,900	189,373
PepsiCo, Inc.	6,550	479,853

		1,058,322

Food & Staples Retailing - 0.3%
Koninklijke Ahold NV (a)	13,360	201,617
The Kroger Co.	3,700	105,524
Safeway, Inc.	5,600	185,416
Tesco PLC	12,479	111,854
Wal-Mart Stores, Inc.	1,400	61,110

		665,521

Food Products - 0.9%
ConAgra Foods, Inc.	4,100	107,133
General Mills, Inc.	2,425	140,674
Kellogg Co.	3,100	173,600
Kraft Foods, Inc.-Class A	4,700	162,197
Nestle SA	1,150	515,534
Sara Lee Corp.	12,700	211,963
WM Wrigley Jr Co.	5,250	337,208

		1,648,309

Household Products - 1.0%
Colgate-Palmolive Co.	5,100	363,732
Procter & Gamble Co.	18,800	1,322,392
Reckitt Benckiser PLC	3,767	220,841

		1,906,965

Personal Products - 0.1%
L’Oreal SA	1,461	191,287

Tobacco - 0.3%
Altria Group, Inc.	7,100	493,663
UST, Inc.	1,500	74,400

		568,063

		6,038,467

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	33,400	1,413,154
China Netcom Group Corp. Ltd.	59,000	157,427
Nippon Telegraph & Telephone Corp. (b)	31	144,035
Telefonica SA	12,045	336,515
Telekomunikasi Indonesia Tbk PT	61,000	73,768
TeliaSonera AB (b)	14,173	127,711
Verizon Communications, Inc.	16,400	726,192

		2,978,802

Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L (ADR)	10,800	691,200
Sprint Nextel Corp.	20,300	385,700
Vodafone Group PLC	157,692	568,397

		1,645,297

		4,624,099

Utilities - 1.2%
Electric Utilities - 0.6%
Allegheny Energy, Inc. (a)	1,800	94,068
American Electric Power Co., Inc.	5,300	244,224
E.ON AG	2,500	460,732
Entergy Corp.	900	97,461
Pinnacle West Capital Corp.	3,600	142,236
The Tokyo Electric Power Co.	5,400	136,053

		1,174,774

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	2,200	188,738
International Power PLC	18,502	170,779

		359,517

Multi-Utilities - 0.4%
Ameren Corp.	4,100	215,250
RWE AG	1,960	245,813
Veolia Environnement	734	63,111
Wisconsin Energy Corp.	2,350	105,821

		629,995

		2,164,286

Industrial Commodities - 0.2%
Metal - Nonferrous - 0.2%
Rio Tinto PLC	5,194	447,030

Consumer Manufacturing - 0.1%
Auto Components - 0.1%
Autoliv, Inc.	2,300	137,425

Total Common Stocks (cost $100,374,176)		118,955,342

	Principal Amount (000)
MORTGAGE PASS-THRU’S - 12.7%
Fixed Rate 30-Year - 9.9%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35	$243	225,799
Series 2007
6.00%, 8/01/37	1,708	1,710,415
7.00%, 2/01/37	702	724,702
Federal Home Loan Mortgage Corp.
Series 2007
6.00%, 8/01/37	349	349,448
Federal National Mortgage Association
4.50%, 9/01/37	540	502,369
Series 2003
5.00%, 11/01/33	444	424,807
Series 2004
5.50%, 11/01/34	471	462,628
6.00%, 9/01/34	600	601,741
Series 2005
4.50%, 8/01/35	737	684,336
5.50%, 7/01/35	262	256,511
Series 2006
5.00%, 2/01/36	943	900,942
5.50%, 1/01/36 - 11/01/36	6,266	6,144,638
6.50%, 8/01/36 - 9/01/36	776	790,705
Series 2007
4.50%, 8/01/37	1,219	1,130,368
5.50%, 5/01/36	954	935,640
6.00%, 8/01/37	793	793,688
6.50%, 6/01/37 - 8/01/37	1,819	1,851,729

		18,490,466

Agency ARMS - 1.4%
Federal Home Loan Mortgage Corp.
6.055%, TBA	315	319,136
Series 2006
5.83%, 12/01/36 (c)	1,212	1,222,862
Federal National Mortgage Association
6.034%, 11/01/36 (c)	113	114,546
6.107%, 3/01/37 (c)	318	323,399
Series 2005
4.382%, 9/01/35 (c)	114	114,541
Series 2006
5.465%, 5/01/36 (c)	65	65,256
5.807%, 3/01/36 (c)	150	152,218
5.852%, 11/01/36 (c)	117	118,006
5.924%, 6/01/36 (c)	112	113,077
Series 2007
5.775%, 1/01/37 (c)	165	166,756

		2,709,797

Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
Series 2005
5.00%, 4/01/19 - 10/01/20	680	668,010
Series 2006
5.00%, 3/01/20 - 12/01/21	462	453,455
Series 2007
5.00%, 2/01/22 - 7/01/22	315	308,836

		1,430,301

Non-Agency ARMS - 0.6%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.761%, 5/20/36 (c)	243	242,532
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.41%, 2/25/36 (d)	213	211,213
Series 2006-3, Class 22A1
6.222%, 5/25/36 (d)	65	65,768
Series 2007-1, Class 21A1
5.733%, 1/25/47 (d)	68	67,487
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.105%, 5/25/35 (d)	133	131,079
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	147	145,818
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.234%, 5/25/36 (d)	89	89,634
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.237%, 8/25/35 (d)	141	137,377

		1,090,908

Total Mortgage Pass-Thru’s (cost $23,734,728)		23,721,472

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%
Non-Agency Fixed Rate CMBS - 4.7%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	168	169,782
Series 2004-4, Class A3
4.128%, 7/10/42	200	196,036
Series 2004-6, Class A2
4.161%, 12/10/42	140	137,031
Series 2005-6, Class A4
5.353%, 9/10/47 (d)	315	306,969
Series 2006-5, Class A4
5.414%, 9/10/47	205	201,253
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.895%, 9/11/38 (d)	100	101,847

Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.529%, 4/15/40 (d)	110	109,616
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
6.011%, 12/10/49 (d)	630	641,617
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	41	40,342
Series 2004-C1, Class A4
4.75%, 1/15/37 (d)	70	67,168
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.021%, 6/15/38 (d)	90	91,317
Series 2006-C4, Class A3
5.467%, 9/15/39	235	231,190
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	360	355,514
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39	215	212,463
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class C
6.878%, 5/03/18 (e)	605	634,229
Series 2004-GG2, Class A6
5.396%, 8/10/38 (d)	80	79,286
Series 2007-GG10, Class A2
5.778%, 8/10/45 (d)	490	498,005
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	60	57,989
Series 2005-CB11, Class A4
5.335%, 8/12/37 (d)	170	167,926
Series 2005-LDP3, Class A2
4.851%, 8/15/42	100	98,584
Series 2005-LDP4, Class A2
4.79%, 10/15/42	210	206,768
Series 2005-LDP5, Class A2
5.198%, 12/15/44	60	59,617
Series 2006-CB14, Class A4
5.481%, 12/12/44 (d)	50	49,395
Series 2006-CB15, Class A4
5.814%, 6/12/43 (d)	110	110,942
Series 2006-CB16, Class A4
5.552%, 5/12/45	200	198,002

LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	150	140,835
Series 2004-C4, Class A4
5.295%, 6/15/29 (d)	40	39,864
Series 2004-C8, Class A2
4.201%, 12/15/29	125	122,365
Series 2005-C1, Class A4
4.742%, 2/15/30	120	113,530
Series 2005-C7, Class A4
5.197%, 11/15/30 (d)	50	48,453
Series 2006-C3, Class A4
5.661%, 3/15/39 (d)	285	285,167
Series 2006-C4, Class A4
6.085%, 6/15/38 (d)	275	280,375
Series 2006-C6, Class A4
5.372%, 9/15/39	225	220,105
Series 2007-C6, Class A4
5.858%, 7/15/40 (d)	210	211,123
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.244%, 11/12/37 (d)	40	39,076
Series 2005-MKB2, Class A2
4.806%, 9/12/42	320	316,722
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.91%, 6/12/46 (d)	110	112,219
Series 2006-3, Class A4
5.414%, 7/12/46 (d)	280	274,552
Series 2007-6, Class A4
5.485%, 3/12/51 (d)	260	255,411
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40	190	184,770
Series 2007-T27, Class A4
5.803%, 6/13/42 (d)	210	211,807
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/43	345	343,693
Series 2007-C32, Class A2
5.74%, 6/15/49 (d)	400	404,239

		8,627,194

Non-Agency Adjustable Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
6.238%, 3/06/20 (c)(e)	75	73,125

Total Commercial Mortgage-Backed Securities (cost $8,686,553)		8,700,319

U.S. TREASURIES - 4.3%
U.S. Treasury Bonds
4.50%, 2/15/36	3,970	3,763,747
8.75%, 5/15/17	850	1,119,476
U.S. Treasury Notes
4.875%, 5/31/11	3,050	3,130,063

Total U.S. Treasuries (cost $7,904,906)		8,013,286

CORPORATES - INVESTMENT GRADES - 4.1%
Industrial - 2.2%
Basic - 0.1%
The Dow Chemical Co.
7.375%, 11/01/29	10	10,943
International Paper Co.
5.30%, 4/01/15	55	53,100
International Steel Group, Inc.
6.50%, 4/15/14	60	59,575
Lubrizol Corp.
4.625%, 10/01/09	20	19,837
Westvaco Corp.
8.20%, 1/15/30	15	15,802
Weyerhaeuser Co.
5.95%, 11/01/08	35	35,175

		194,432

Capital Goods - 0.1%
Boeing Capital Corp.
4.75%, 8/25/08	35	34,974
Textron Financial Corp.
4.125%, 3/03/08	80	79,660
Tyco International Group, SA
6.00%, 11/15/13	85	85,801
Waste Management, Inc.
6.875%, 5/15/09	40	41,344

		241,779

Communications- Media - 0.3%
British Sky Broadcasting PLC
8.20%, 7/15/09	20	21,038
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	55	69,943
Comcast Cable Communications LLC
6.875%, 6/15/09	50	51,374
Comcast Cable Communications, Inc.
6.20%, 11/15/08	66	66,645
Comcast Corp.
5.30%, 1/15/14	40	38,835
5.50%, 3/15/11	50	50,096

Cox Enterprises, Inc.
4.375%, 5/01/08 (e)	40	39,751
News America, Inc.
6.55%, 3/15/33	45	44,366
RR Donnelley & Sons Co.
4.95%, 4/01/14	25	23,578
Time Warner Entertainment Co.
8.375%, 3/15/23	130	150,504
WPP Finance Corp.
5.875%, 6/15/14	25	25,628

		581,758

Communications - Telecommunications - 0.7%
AT&T Corp.
7.30%, 11/15/11	40	42,971
8.00%, 11/15/31	15	18,251
British Telecommunications PLC
8.625%, 12/15/10	100	110,095
Embarq Corp.
6.738%, 6/01/13	5	5,199
7.082%, 6/01/16	240	248,806
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	95	102,791
8.75%, 3/01/31	50	63,302
Qwest Corp.
7.875%, 9/01/11	150	157,500
8.875%, 3/15/12	110	120,037
Sprint Capital Corp.
8.375%, 3/15/12	120	132,124
Telecom Italia Capital SA
4.00%, 1/15/10	120	116,834
6.00%, 9/30/34	65	60,438
Verizon Communications, Inc.
4.90%, 9/15/15	35	33,339
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	45	45,775
Vodafone Group PLC
5.50%, 6/15/11	60	60,160

		1,317,622

Consumer Cyclical - Automotive - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10	25	24,716

Consumer Cyclical - Other - 0.2%
Centex Corp.
5.45%, 8/15/12	164	149,736
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	81	83,814
7.875%, 5/01/12	84	89,640
Toll Brothers Finance Corp.
5.15%, 5/15/15	20	17,129
6.875%, 11/15/12	40	38,725

		379,044

Consumer Non-Cyclical - 0.5%
Altria Group, Inc.
7.75%, 1/15/27	85	104,429
Bunge Ltd Finance Corp.
5.10%, 7/15/15	69	64,263
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (e)	135	128,988
ConAgra Foods, Inc.
7.875%, 9/15/10	19	20,457
Fisher Scientific International, Inc.
6.125%, 7/01/15	19	18,653
6.75%, 8/15/14	29	29,202
Kraft Foods, Inc.
4.125%, 11/12/09	115	113,011
Reynolds American, Inc.
7.25%, 6/01/13	150	158,356
7.625%, 6/01/16	145	154,382
Safeway, Inc.
4.125%, 11/01/08	18	17,862
6.50%, 3/01/11	15	15,693
Tyson Foods, Inc.
6.85%, 4/01/16	150	154,577
Wyeth
5.50%, 2/01/14	40	39,776

		1,019,649

Energy - 0.1%
Amerada Hess Corp.
7.875%, 10/01/29	55	63,218
Valero Energy Corp.
6.875%, 4/15/12	45	47,419

		110,637

Technology - 0.2%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	145	146,295
International Business Machines Corp.
4.375%, 6/01/09	20	19,975
Motorola, Inc.
6.50%, 9/01/25	70	67,782
7.50%, 5/15/25	15	15,568
7.625%, 11/15/10	5	5,309
Xerox Corp.
7.625%, 6/15/13	30	31,172

		286,101

		4,155,738

Financial Institutions - 1.3%
Banking - 0.2%
Bank of America Corp.
4.50%, 8/01/10	100	99,000
Citigroup, Inc.
4.625%, 8/03/10	75	74,398
5.864%, 6/09/09 (c)	20	20,015
JPMorgan Chase & Co.
6.75%, 2/01/11	80	84,049
Wells Fargo & Co.
4.20%, 1/15/10	35	34,414
Zions Bancorporation
5.50%, 11/16/15	35	33,611

		345,487

Brokerage - 0.3%
The Bear Stearns Co, Inc.
5.55%, 1/22/17	165	155,755
7.625%, 12/07/09	68	70,964
Goldman Sachs Group, Inc.
4.75%, 7/15/13	35	33,406
Lehman Brothers Holdings, Inc.
6.50%, 7/19/17	54	54,726
Series MTNG
4.80%, 3/13/14	42	39,068
Merrill Lynch & Co., Inc.
4.79%, 8/04/10	105	103,280
6.00%, 2/17/09	47	47,326

		504,525

Finance - 0.7%
Capital One Bank
4.25%, 12/01/08	160	158,161
Capital One Financial Corp.
5.50%, 6/01/15	20	19,056
CIT Group, Inc.
5.85%, 9/15/16	150	141,290
Countrywide Financial Corp.
6.25%, 5/15/16	58	52,488
Series MTN
5.80%, 6/07/12	75	70,296
Countrywide Home Loans, Inc.
4.00%, 3/22/11	69	61,781
4.25%, 12/19/07	55	54,363
General Electric Capital Corp.
4.375%, 11/21/11	25	24,272
6.75%, 3/15/32	135	148,631
HSBC Finance Corp.
6.50%, 11/15/08	80	81,091
7.00%, 5/15/12	85	89,367
iStar Financial, Inc.
5.15%, 3/01/12	50	46,265
5.65%, 9/15/11	95	90,296

SLM Corp.
4.50%, 7/26/10	55	51,487
5.375%, 1/15/13	165	149,386

		1,238,230

Insurance - 0.1%
Assurant, Inc.
5.625%, 2/15/14	35	34,189
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	50	48,813
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (e)	35	34,233
WellPoint, Inc.
3.75%, 12/14/07	16	15,942
4.25%, 12/15/09	80	78,803

		211,980

REITS - 0.0%
Simon Property Group LP
6.375%, 11/15/07	30	30,013

		2,330,235

Utility - 0.4%
Electric - 0.4%
Carolina Power & Light Co.
6.50%, 7/15/12	65	68,176
Consumers Energy Co.
Series C
4.25%, 4/15/08	25	24,823
Exelon Corp.
6.75%, 5/01/11	25	26,008
FirstEnergy Corp.
Series B
6.45%, 11/15/11	65	67,201
Series C
7.375%, 11/15/31	85	93,018
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	30	30,463
Nisource Finance Corp.
7.875%, 11/15/10	40	42,815
Pacific Gas & Electric Co.
4.80%, 3/01/14	65	61,962
Progress Energy, Inc.
7.10%, 3/01/11	19	19,983
Public Service Company of Colorado
7.875%, 10/01/12	30	33,189
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (e)	238	242,477

		710,115

Natural Gas - 0.0%
Duke Energy Field Services Corp.
7.875%, 8/16/10	15	15,999
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	25	24,488

		40,487

		750,602

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Gaz Capital For Gazprom
6.212%, 11/22/16 (e)		315	310,370

Total Corporates - Investment Grades (cost $7,592,251)			7,546,945

GOVERNMENT-RELATED - AGENCIES - 2.4%
Development Bank of Japan
1.75%, 6/21/10	JPY	200,000	1,772,852
Kreditanstalt fuer Wiederaufbau
1.75%, 3/23/10 (b)		114,000	1,008,943
Series INTL
1.85%, 9/20/10 (b)		183,000	1,627,270

Total Government-Related - Agencies (cost $4,315,346)			4,409,065

ASSET-BACKED SECURITIES - 1.1%
Home Equity Loans - Floating Rate - 0.8%
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.281%, 4/25/22 (c)		$5	4,431
Series 2007-HE3, Class M1
5.581%, 4/25/37 (c)		100	92,003
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (f)		142	141,448
Home Equity Asset Trust
Series 2007-3, Class M1
5.481%, 8/25/37 (c)		275	242,047
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
5.211%, 1/25/36 (c)		32	31,583
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.241%, 11/25/36 (c)		295	291,820
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2
5.231%, 1/25/37 (c)		195	193,081
Lehman XS Trust
Series 2007-4N, Class M1
5.581%, 4/25/37 (c)		265	216,794
RAAC Series
Series 2006-SP3, Class A1
5.211%, 8/25/36 (c)		153	152,333

Residential Asset Securities Corp.
Series 2003-KS3, Class A2
6.105%, 5/25/33 (c)	2	2,235
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
5.211%, 12/25/36 (c)	23	22,947
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
5.211%, 1/25/36 (c)	39	38,696

		1,429,418

Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (d)	275	252,007
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (f)	35	33,612
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (f)	49	48,512
Series 2006-1, Class A2
5.30%, 5/25/36 (f)	30	25,538
Residential Funding Mortgage Securities, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	94	93,531

		453,200

Credit Cards - Fixed Rate - 0.1%
MBNA Credit Card Master Note Trust
Series 2003-A6, Class A6
2.75%, 10/15/10	85	83,799

Autos - Fixed Rate - 0.0%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09	50	50,144

Total Asset-Backed Securities (cost $2,131,033)		2,016,561

EMERGING MARKETS - NON-INVESTMENT GRADES - 1.0%
Non Corporate Sectors - 1.0%
Sovereign - 1.0%
Republic of Brazil
8.25%, 1/20/34 (b)	725	913,138

Republic of Panama
9.375%, 4/01/29 (b)		200	268,300
Republic of Peru
7.35%, 7/21/25 (b)		215	245,637
8.75%, 11/21/33		185	243,090
Republic of Philippines
8.25%, 1/15/14		146	163,155
8.875%, 3/17/15		46	53,475

Total Emerging Markets - Non-Investment Grades (cost $1,786,606)			1,886,795

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 1.0%
Sovereigns - 1.0%
Russian Federation
Series REGS
7.50%, 3/31/30 (b)(e)		815	911,238
United Mexican States
5.625%, 1/15/17 (b)		928	925,216

Total Government-Related - Non-U.S. Issuers (cost $1,814,410)			1,836,454

GOVERNMENT-RELATED - SOVEREIGNS - 0.6%
Government of Sweden
Series 1043
5.00%, 1/28/09 (b)	SEK	3,610	567,485
Mexican Bonos
Series MI10
8.00%, 12/19/13 (b)	MXN	6,810	627,701

Total Government-Related - Sovereigns (cost $1,120,233)			1,195,186

CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.4%
Basic - 0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16 (e)		$75	71,813
Packaging Corp. of America
5.75%, 8/01/13		30	29,702

			101,515

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12		45	43,650
Clear Channel Communications, Inc.
5.50%, 9/15/14		85	66,739
DirecTV Holdings LLC
6.375%, 6/15/15		40	37,950
Echostar DBS Corp.
6.625%, 10/01/14		17	17,085
7.125%, 2/01/16		48	49,320

			214,744

Communications - Telecommunications - 0.0%
Qwest Communications International, Inc.
7.50%, 2/15/14	25	25,312
Series B
7.50%, 2/15/14	15	15,188

		40,500

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
7.375%, 10/28/09	160	156,889
General Motors Corp.
8.25%, 7/15/23	70	61,250

		218,139

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc
5.625%, 6/01/15	30	23,850
5.75%, 10/01/17	11	8,415
6.50%, 6/01/16	39	31,785
MGM Mirage
8.375%, 2/01/11	40	41,700

		105,750

Transportation - Services - 0.0%
Hertz Corp.
8.875%, 1/01/14	35	36,050

		716,698

Utility - 0.1%
Electric - 0.1%
Edison Mission Energy
7.00%, 5/15/17 (e)	60	59,100
NRG Energy, Inc.
7.25%, 2/01/14	65	65,162
7.375%, 2/01/16	35	35,088

		159,350

Natural Gas - 0.0%
Williams Cos, Inc.
7.875%, 9/01/21	40	43,500

		202,850

Financial Institutions - 0.0%
REITS - 0.0%
American Real Estate Partners
7.125%, 2/15/13	20	19,050
Icahn Enterprises LP
7.125%, 2/15/13 (e)	25	23,812

		42,862

Total Corporates - Non-Investment Grades (cost $985,471)		962,410

MORTGAGE CMO’S - 0.5%
Non-Agency Fixed Rate - 0.3%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.068%, 6/26/35 (d)(e)	152	151,405
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36 (d)	111	108,698
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37	154	156,120
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.525%, 8/25/36 (d)	210	209,416

		625,639

Non-Agency Adjustable Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.988%, 12/25/35 (c)	63	60,862
Series 2006-OA14, Class 3A1
5.833%, 11/25/46 (c)	192	188,626
Series 2007-OA3, Class M1
5.441%, 4/25/47 (c)	75	61,147
Washington Mutual Mortgage Pass Through
Series 2005-AR2, Class 2A22
5.351%, 1/25/45 (c)	1	677

		311,312

Total Mortgage CMO’s (cost $954,416)		936,951

GOVERNMENT-RELATED - U.S. AGENCIES - 0.1%
Agency Debentures - 0.1%
Federal National Mortgage Association
Series 2005
3.875%, 2/15/10 (cost $196,714)	200	197,692

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Samsung Electronics Co., Ltd. (b) (cost $47,684)	100	46,342

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a)	5,800	30,766

Real Estate - 0.0%
Citycon Oyj (a)	29,700	5,264

Total Rights (cost $0)		36,030

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
The Bank of New York
3.75%, 10/01/07 (cost $4,050,000)	$4,050	4,050,000

Total Investments - 99.2%
(cost $165,694,527)		184,510,850
Other assets less liabilities - 0.8%		1,414,439

Net Assets - 100.0%		$185,925,289

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index	2	December 2007	$126,297	$125,797	$(500)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Japanese Yen settling 11/15/07	223,609	$1,973,249	$1,957,391	$(15,858)
Japanese Yen settling 11/15/07	4,983	43,638	43,619	(18)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Japanese Yen settling 11/15/07	735,815	$6,442,935	$6,441,070	$1,865
Mexican Nuevo Peso settling 11/07/07	909	81,961	82,915	(954)
Mexican Nuevo Peso settling 11/21/07	6,099	555,854	555,733	121
Swedish Krona settling 11/07/07	3,715	539,309	577,185	(37,876)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $9,996,279.
(c)	Floating Rate Security. Stated interest rate was in effect at September 30, 2007.
(d)	Variable rate coupon, rate shown as of September 30, 2007.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $2,680,541 or 1.4% of net assets.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2007.

An amount equivalent to U.S. $8,983 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

Currency Abbreviations:

JPY	–	Japanese Yen
MXN	–	Mexican Peso
SEK	–	Swedish Krona

Glossary:
ADR	–	American Depositary Receipt
TBA	–	To Be Announced

AllianceBernstein Variable Products Series Fund

Global Bond Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENT-RELATED—SOVEREIGNS—44.0%
Bundesrepublik Deutschland
Series 03
4.75%, 7/04/34 (a)	EUR	240	$349,554
France Government Bond OAT
3.75%, 4/25/21 (a)		345	452,865
Germany (Federal Republic of)
Series 97
6.50%, 7/04/27 (a)		489	866,769
Government of Australia
Series 909
7.50%, 9/15/09 (a)	AUD	1,150	1,040,170
Government of Japan
Series 48
2.50%, 12/21/20 (a)	JPY	80,000	746,325
Government of Japan Ten Year Bond
Series 252
1.00%, 6/20/13 (a)		68,550	588,022
Series 268
1.50%, 3/20/15 (a)		98,000	857,261
Government of Japan Twenty Year Bond
Series 41
1.50%, 3/20/19 (a)		190,000	1,603,783
Government of Sweden
Series 1043
5.00%, 1/28/09 (a)	SEK	4,200	660,232
Japan Government Ten Year Bond
Series 217
1.80%, 12/21/09 (a)	JPY	120,000	1,065,205
Kingdom of Belgium
Series 31
5.50%, 3/28/28 (a)	EUR	700	1,104,095
Mexican Bonos
Series MI10
8.00%, 12/19/13 (a)	MXN	6,000	553,040
Netherlands Government Bond
3.75%, 1/15/23 (a)	EUR	1,055	1,369,684
4.00%, 7/15/16		1,875	2,600,493

New Zealand Government Bond
Series 708
6.00%, 7/15/08 (a)	NZD	651	489,210
Singapore Government Bond
3.75%, 9/01/16 (a)	SGD	1,379	1,004,892
Sweden Government Bond
Series 1051
3.75%, 8/12/17	SEK	2,700	400,552
United Kingdom Gilt
4.00%, 3/07/09 (a)	GBP	233	469,904
7.25%, 12/07/07 (a)		528	1,083,148

Total Government-Related—Sovereigns (cost $16,613,959)			17,305,204

U.S. TREASURIES—13.2%
U.S. Treasury Bond
4.75%, 2/15/37 (a)	US$	1,896	1,869,782
U.S. Treasury Notes
4.125%, 8/15/10 (a)		1,483	1,487,866
4.625%, 11/15/16 (a)		1,822	1,830,968

Total U.S. Treasuries (cost $5,013,680)			5,188,616

GOVERNMENT-RELATED—AGENCIES—11.0%
Development Bank of Japan
2.30%, 3/19/26 (a)	JPY	120,000	1,058,721
Japan Fin Corp. Muni Ent
Series INTL
1.35%, 11/26/13 (a)		147,000	1,278,372
Landwirtschaftliche Rentenbank
1.375%, 4/25/13 (a)		229,000	1,992,040

Total Government-Related—Agencies (cost $4,322,629)			4,329,133

CORPORATES—INVESTMENT GRADES—5.7%
Financial Institutions—4.4%
Banking—1.6%
Barclays Bank PLC
5.75%, 9/14/26 (a)	GBP	75	146,355
Citigroup, Inc.
4.625%, 8/03/10 (a)	US$	107	106,141
National Westminster Bank
6.50%, 9/07/21 (a)	GBP	50	104,436
Suntrust Bank
Series CD
5.70%, 6/02/09 (a)(b)	US$	250	249,595

			606,527

Finance—2.5%
International Lease Finance Corp.
3.50%, 4/01/09 (a)		350	342,777
Pershing Road Development Co. LLC
6.021%, 9/01/26 (a)(b)(c)		651	650,953

			993,730

Insurance—0.3%
Genworth Financial, Inc.
1.60%, 6/20/11 (a)	JPY	15,000	130,151

			1,730,408

Industrial—1.3%
Consumer Cyclical—Other—0.5%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	US$	200	206,948

Consumer Cyclical—Retailers—0.4%
Wal-Mart Stores, Inc.
4.55%, 5/01/13 (a)		150	144,563

Consumer Non-Cyclical—0.4%
Pfizer, Inc.
Series INTL
1.80%, 2/22/16 (a)	JPY	20,000	172,992

			524,503

Total Corporates—Investment Grades (cost $2,257,654)			2,254,911

GOVERNMENT-RELATED—U.S. AGENCIES—4.6%
Agency Debentures—4.6%
Federal Home Loan Mortgage Corp.
4.75%, 1/19/16 (a) (cost $1,782,649)	US$	1,810	1,791,341

TREASURY BILLS—1.7%
Treasury Bills—1.7%
Canada Treasury Bills
Zero Coupon, 10/18/07 (a) (cost $644,125)	CAD	665	667,126

INFLATION-LINKED SECURITIES—1.5%
U.S. Treasury Inflation Indexed Bonds
2.00%, 1/15/16 (TIPS) (a) (cost $575,263)	US$	586	572,450

SHORT-TERM INVESTMENTS—17.8%
Time Deposit—17.8%
The Bank of New York
3.75%, 10/01/07		482	482,000
Society Generale
4.95%, 10/01/07		6,500	6,500,000

Total Short-Term Investments (cost $6,982,000)			6,982,000

Total Investments—99.5%
(cost $38,191,959)			39,090,781
Other assets less liabilities—0.5%			214,953

Net Assets—100.0%			$39,305,734

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 11/29/07	82	$70,281	$72,161	$1,880
Canadian Dollar
settling 11/16/07	779	777,907	783,463	5,556
Danish Krone
settling 10/23/07	1,916	347,658	366,621	18,963
Euro
settling 10/30/07	7,749	10,588,716	11,058,464	469,748
Euro
settling 10/30/07	122	172,177	173,812	1,635
Great British Pound
settling 11/28/07	924	1,846,256	1,888,613	42,357
Japanese Yen
settling 10/16/07	48,711	427,521	424,820	(2,701)
Japanese Yen
settling 10/16/07	81,900	719,869	714,266	(5,603)
Japanese Yen
settling 11/28/07	242,508	2,106,949	2,126,164	19,215
Mexican Nuevo Peso
settling 10/04/07	218	19,802	19,922	120
New Zealand Dollar
settling 11/19/07	565	402,452	425,921	23,469
Norwegian Krone
settling 11/13/07	8,364	1,499,599	1,550,880	51,281
Swiss Franc
settling 10/15/07	265	222,538	228,002	5,464
Sale Contracts:
Canadian Dollar
settling 11/16/07	57	54,657	57,719	(3,062)
Euro
settling 10/30/07	117	160,208	167,163	(6,955)
Euro
settling 10/30/07	330	456,939	470,526	(13,587)
Euro
settling 10/30/07	1,002	1,399,910	1,429,212	(29,302)
Euro
settling 10/30/07	20	28,106	28,379	(273)
Japanese Yen
settling 10/16/07	99,946	854,708	871,655	(16,947)
Japanese Yen
settling 10/16/07	123,201	1,063,326	1,074,469	(11,143)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Mexican Nuevo Peso
settling 10/04/07	36	$3,313	$3,296	$17
Mexican Nuevo Peso
settling 10/04/07	6,078	544,998	555,652	(10,654)
New Zealand Dollar
settling 11/19/07	824	586,762	621,822	(35,060)
Norwegian Krone
settling 11/13/07	7,623	1,323,645	1,413,450	(89,805)
Singapore Dollar
settling 10/29/07	1,283	845,752	865,118	(19,366)
Swedish Krona
settling 12/11/07	4,946	759,167	769,120	(9,953)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $27,756,749.
(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of this security amounted to $650,953 or 1.7% of net assets.

Currency Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro Dollar
GBP	—	Great British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Glossary:
TIPS	—	Treasury Inflation Protected Security

Country Breakdown *

September 30, 2007 (unaudited)

Summary

24.4%	United States
18.4%	Japan
10.2%	Netherlands
8.2%	Germany
4.6%	United Kingdom
2.8%	Belgium
2.7%	Sweden
2.7%	Australia
2.6%	Singapore
1.7%	Canada
1.4%	Mexico
1.2%	New Zealand
1.2%	France
17.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Variable Products Series Fund

Global Dollar Government Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
SOVEREIGNS—83.2%
Argentina—3.7%
Republic of Argentina
5.389%, 8/03/12 (a)	US$	547	$490,863
8.28%, 12/31/33		431	390,864
Series V
7.00%, 3/28/11		95	89,350

			971,077

Brazil—15.3%
Republic of Brazil
6.00%, 1/17/17		729	734,468
7.125%, 1/20/37		1,152	1,287,360
8.25%, 1/20/34		591	744,364
8.875%, 10/14/19—4/15/24		832	1,048,380
11.00%, 8/17/40		141	188,587

			4,003,159

Colombia—2.0%
Republic of Colombia
7.375%, 9/18/37		245	269,132
10.75%, 1/15/13		88	107,360
11.75%, 2/25/20		94	137,710

			514,202

Costa Rica—0.4%
Republic of Costa Rica
8.05%, 1/31/13 (b)		53	57,770
Series REGS
8.11%, 2/01/12 (b)		51	55,335

			113,105

Dominican Republic—0.4%
Dominican Republic
8.625%, 4/20/27 (b)		100	112,500

Ecuador—1.0%
Republic of Ecuador
10.00%, 8/15/30 (b)(c)		272	251,600

El Salvador—1.2%
Republic of El Salvador
7.625%, 9/21/34 (b)	72	81,360
7.65%, 6/15/35 (b)	112	125,440
8.50%, 7/25/11 (b)	100	109,400

		316,200

Indonesia—3.0%
Republic of Indonesia
6.625%, 2/17/37 (b)	100	95,625
6.75%, 3/10/14 (b)	260	268,190
7.25%, 4/20/15 (b)	59	62,540
7.50%, 1/15/16 (b)	100	107,650
8.50%, 10/12/35 (b)	222	261,960

		795,965

Jamaica—0.4%
Government of Jamaica
10.625%, 6/20/17	95	113,192

Lebanon—1.2%
Lebanese Republic
11.625%, 5/11/16 (b)	33	36,630
Series REGS
7.875%, 5/20/11 (b)	75	71,625
10.125%, 8/06/08 (b)	207	208,035

		316,290

Malaysia—2.2%
Malaysia
7.50%, 7/15/11	303	328,383
8.75%, 6/01/09	230	243,559

		571,942

Mexico—7.6%
United Mexican States
8.125%, 12/30/19	375	456,188
11.375%, 9/15/16	364	514,150
Series A
8.00%, 9/24/22	833	1,011,262

		1,981,600

Pakistan—0.5%
Republic of Pakistan
6.875%, 6/01/17 (b)	146	128,480

Panama—4.7%
Republic of Panama
6.70%, 1/26/36	299	306,924
7.125%, 1/29/26	173	186,840
8.875%, 9/30/27	97	123,675
9.375%, 7/23/12—4/01/29	473	606,593

		1,224,032

Peru—4.6%
Republic of Peru
7.35%, 7/21/25	317	362,173
8.375%, 5/03/16	284	332,990
8.75%, 11/21/33	393	516,402

		1,211,565

Philippines—8.1%
Republic of Philippines
7.50%, 9/25/24	105	115,369
7.75%, 1/14/31	162	179,415
8.25%, 1/15/14	426	476,055
8.875%, 3/17/15	246	285,975
9.00%, 2/15/13	177	201,780
9.50%, 2/02/30	137	178,785
9.875%, 1/15/19	237	301,582
10.625%, 3/16/25	280	392,700

		2,131,661

Russia—12.1%
Russian Federation
7.50%, 3/31/30 (b)(c)	1,168	1,305,463
Series REGS
11.00%, 7/24/18 (b)	240	337,560
Russian Ministry of Finance
Series V
3.00%, 5/14/08	1,405	1,378,727
Series VII
3.00%, 5/14/11	160	146,000

		3,167,750

South Africa—1.0%
Republic of South Africa
5.875%, 5/30/22	100	98,375
7.375%, 4/25/12	142	153,360

		251,735

Turkey—5.0%
Republic of Turkey
6.875%, 3/17/36	577	551,035
7.00%, 6/05/20	450	452,273
7.375%, 2/05/25	256	265,280
8.00%, 2/14/34	30	32,512

		1,301,100

Ukraine—0.9%
Government of Ukraine
6.58%, 11/21/16 (b)	144	146,016
7.65%, 6/11/13 (b)	80	84,800

		230,816

Uruguay—3.0%
Republic of Uruguay
7.875%, 1/15/33 (d)	138	153,194
8.00%, 11/18/22	354	392,055
9.25%, 5/17/17	200	236,800

		782,049

Venezuela—4.9%
Republic of Venezuela
5.75%, 2/26/16	253	213,785
6.00%, 12/09/20	45	35,600
7.65%, 4/21/25	204	183,600
8.50%, 10/08/14	92	92,230
9.25%, 9/15/27	89	92,560
9.375%, 1/13/34	85	88,825
13.625%, 8/15/18	120	158,400
Series REGS
7.00%, 12/01/18 (b)	481	428,090

		1,293,090

Total Sovereigns (cost $20,458,244)		21,783,110

CORPORATES—13.7%
Brazil—1.5%
Banco Bmg SA
9.15%, 1/15/16 (b)	100	106,000
Republic of Brazil
8.75%, 2/04/25	126	161,280
Vale Overseas Ltd.
6.875%, 11/21/36	134	138,056

		405,336

El Salvador—0.4%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (b)	100	98,251

Hong Kong—0.8%
Chaoda Modern Agriculture
7.75%, 2/08/10 (b)	115	111,837
Noble Group Ltd.
6.625%, 3/17/15 (b)	100	93,025

		204,862

Jamaica—0.4%
Digicel Ltd.
9.25%, 9/01/12 (b)	100	102,750

Kazakhstan—1.1%
ALB Finance BV
9.25%, 9/25/13 (b)	100	89,657
Kazkommerts International BV
8.50%, 4/16/13 (b)	100	94,590
Tengizchevroil Finance Co.
6.124%, 11/15/14 (b)	100	98,490

		282,737

Malaysia—1.7%
Petronas Capital Ltd.
7.00%, 5/22/12 (b)	426	455,735

Peru—0.4%
Southern Copper Corp.
7.50%, 7/27/35	100	108,571

Russia—7.4%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (e)	100	96,400
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (b)	68	73,071
Evraz Group SA
8.25%, 11/10/15 (b)	100	100,250
Gallery Capital SA
10.125%, 5/15/13 (b)	100	94,850
Gazprom
6.51%, 3/07/22 (b)	300	296,970
Gazprom OAO
9.625%, 3/01/13 (b)	560	648,536
Gazstream SA
5.625%, 7/22/13 (b)	115	113,842
Mobile Telesystems Finance
9.75%, 1/30/08 (b)	100	100,890
Series REGS
9.75%, 1/30/08 (b)	25	25,138
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (b)	147	138,386
Russian Standard Finance
7.50%, 10/07/10 (b)	100	87,740
TNK-BP Finance SA
7.50%, 7/18/16 (b)	100	99,310
Tyumen Oil Co.
11.00%, 11/06/07 (b)	55	55,165

		1,930,548

Total Corporates (cost $3,642,281)		3,588,790

AGENCY DEBENTURES—1.0%
Mexico—1.0%
Pemex Project Funding Master Trust
8.00%, 11/15/11 (cost $249,446)	250	273,125

SOVEREIGN DEBT OBLIGATIONS—0.4%
Bulgaria—0.4%
Republic of Bulgaria
Series REGS
8.25%, 1/15/15 (b) (cost $9,439,131)	94	109,745

SHORT-TERM INVESTMENTS—0.5%
Time Deposit—0.5%
The Bank of New York
3.75%, 10/01/07 (cost $128,000)	128	128,000

Total Investments—98.8%
(cost $24,572,362)		25,882,770
Other assets less liabilities—1.2%		304,489

Net Assets—100.0%		$26,187,259

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	$600	3.09%	8/20/10	$43,317
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	130	4.95	3/20/09	8,396
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	360	1.04	10/20/10	3,192
Lehman Brothers (Republic of Venezuela 9.25% 9/15/27)	280	0.69	4/20/08	(1,351)

(a)	Floating Rate Security. Stated interest rate was in effect at September 30, 2007.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $7,530,297 or 28.8% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2007.
(d)	Pay-In-Kind Payments (PIK).
(e)	Variable rate coupon, rate shown as of September 30, 2007.

Country Breakdown *

September 30, 2007 (unaudited)

Summary

19.7%	Russia
17.0%	Brazil
8.7%	Mexico
8.2%	Philippines
5.1%	Peru
5.0%	Turkey
5.0%	Venezuela
4.7%	Panama
4.0%	Malaysia
3.8%	Argentina
3.1%	Indonesia
3.0%	Uruguay
2.0%	Colombia
10.2%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 2.0% or less in the following countries: Bulgaria, Costa Rica, Dominican Republic, Ecuador, El Salvador, Hong Kong, Jamaica, Kazakhstan, Lebanon, Pakistan, South Africa, Ukraine.

AllianceBernstein Variable Products Series Fund

Global Research Growth Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—94.2%
Financials—23.4%
Capital Markets—13.2%
3i Group PLC	3,085	$62,979
The Blackstone Group LP (a)	9,300	233,244
Credit Suisse Group	4,423	293,970
Franklin Resources, Inc.	460	58,650
Janus Capital Group, Inc.	3,100	87,668
Lehman Brothers Holdings, Inc.	5,830	359,886
Macquarie Bank Ltd.	1,532	114,335
Merrill Lynch & Co., Inc.	1,425	101,574
MF Global Ltd. (a)	2,000	58,000
UBS AG (Swiss Virt-X)	4,972	267,134

		1,637,440

Commercial Banks—3.2%
Banco Bilbao Vizcaya Argentaria SA	4,708	110,427
Banco Itau Holding Financeira SA	1,270	64,158
Standard Chartered PLC	3,373	110,467
Turkiye Is Bankasi-Class C	17,544	105,530

		390,582

Diversified Financial Services—3.8%
CME Group, Inc.-Class A	197	115,708
JPMorgan Chase & Co.	6,599	302,366
NYSE Euronext	700	55,419

		473,493

Insurance—3.2%
American International Group, Inc.	2,520	170,478
Axis Capital Holdings Ltd.	800	31,128
QBE Insurance Group Ltd.	3,023	90,336
Swiss Reinsurance	1,227	109,116

		401,058

		2,902,573

Information Technology—14.4%
Communications Equipment—3.0%
Cisco Systems, Inc. (a)	5,345	176,973
Juniper Networks, Inc. (a)	1,280	46,861
Nokia OYJ	3,045	115,537
Qualcomm, Inc.	900	38,034

		377,405

Computers & Peripherals—3.5%
Apple, Inc. (a)	750	115,155
Hewlett-Packard Co.	2,300	114,517
InnoLux Display Corp.	6,159	26,312
International Business Machines Corp.	1,100	129,580
Sun Microsystems, Inc. (a)	8,533	47,870

		433,434

Electronic Equipment & Instruments—0.6%
HON HAI Precision Industry Co. Ltd. (GDR)	3,144	47,398
Murata Manufacturing Co. Ltd.	300	21,509

		68,907

Internet Software & Services—1.5%
eBay, Inc. (a)	1,700	66,334
Google, Inc.-Class A (a)	221	125,367

		191,701

IT Services—0.2%
Genpact Ltd. (a)	600	10,170
Infosys Technologies Ltd. (ADR)	300	14,517

		24,687

Office Electronics—0.2%
Konica Minolta Holdings, Inc.	1,500	25,325

Semiconductors & Semiconductor Equipment—2.9%
ASML Holding NV (a)	620	20,458
Broadcom Corp.-Class A (a)	1,560	56,846
Integrated Device Technology, Inc. (a)	1,320	20,434
Intel Corp.	5,000	129,300
Lam Research Corp. (a)	300	15,978
MediaTek, Inc.	2,000	35,953
Nvidia Corp. (a)	1,050	38,052
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1	10
Texas Instruments, Inc.	1,201	43,944

		360,975

Software—2.5%
Adobe Systems, Inc. (a)	1,375	60,033
Citrix Systems, Inc. (a)	970	39,110
Microsoft Corp.	3,500	103,110
Oracle Corp. (a)	2,870	62,136
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	530	19,721
VMware, Inc.-Class A (a)	300	25,500

		309,610

		1,792,044

Industrials—11.1%
Aerospace & Defense—2.8%
BAE Systems PLC	10,252	103,023
Boeing Co.	980	102,890
Lockheed Martin Corp.	200	21,698
United Technologies Corp.	1,550	124,744

		352,355

Airlines—0.5%
Continental Airlines, Inc.-Class B (a)	1,650	54,499

Building Products—0.8%
American Standard Cos, Inc.	1,100	39,182
Cie de Saint-Gobain	610	63,695

		102,877

Electrical Equipment—1.5%
ABB Ltd.	3,264	85,623
Emerson Electric Co.	1,880	100,054

		185,677

Industrial Conglomerates—2.2%
General Electric Co.	3,975	164,565
Siemens AG	753	103,095

		267,660

Machinery—1.7%
Atlas Copco AB	4,233	72,928
Danaher Corp.	1,010	83,537
Deere & Co.	400	59,368

		215,833

Trading Companies & Distributors—1.6%
Mitsubishi Corp.	2,500	78,738
Mitsui & Co. Ltd.	5,000	120,919

		199,657

		1,378,558

Energy—10.5%
Energy Equipment & Services—3.2%
Baker Hughes, Inc.	2,415	218,243
Technip SA	1,281	114,350
Tenaris SA (ADR)	1,150	60,513

		393,106

Oil, Gas & Consumable Fuels—7.3%
Addax Petroleum Corp.	2,044	80,618
China Shenhua Energy Co., Ltd.-Class H	23,500	140,736
Gazprom OAO (ADR)	3,531	155,717
Noble Energy, Inc.	2,556	179,022
Petro-Canada	2,171	124,565
Petroleo Brasileiro SA (ADR)	900	58,230
Total SA	2,067	167,495

		906,383

		1,299,489

Health Care—10.2%
Biotechnology—1.3%
Celgene Corp. (a)	500	35,655
Genentech, Inc. (a)	775	60,466
Gilead Sciences, Inc. (a)	1,700	69,479

		165,600

Health Care Equipment & Supplies—1.4%
Alcon, Inc.	620	89,231
Becton Dickinson & Co.	580	47,589
Nobel Biocare Holding AG	160	43,344

		180,164

Health Care Providers & Services—2.4%
Aetna, Inc.	1,250	67,837
Laboratory Corp. of America Holdings (a)	653	51,084
Medco Health Solutions, Inc. (a)	530	47,907
WellPoint, Inc. (a)	1,600	126,272

		293,100

Pharmaceuticals—5.1%
Abbott Laboratories	800	42,896
Eli Lilly & Co.	830	47,252
Merck & Co., Inc.	2,200	113,718
Novartis AG	988	54,353
Roche Holding AG	509	92,166
Schering-Plough Corp.	3,400	107,542
Takeda Pharmaceutical Co. Ltd.	400	28,052
Teva Pharmaceutical Industries, Ltd. (ADR)	2,200	97,834
Wyeth	1,075	47,891

		631,704

		1,270,568

Consumer Staples—8.3%
Beverages—0.3%
PepsiCo, Inc.	440	32,235

Food & Staples Retailing—1.7%
Safeway, Inc.	2,170	71,849
Walgreen Co.	1,150	54,326
Wal-Mart de Mexico SAB de CV Series V	24,492	89,795

		215,970

Food Products—3.5%
Archer-Daniels-Midland Co.	2,900	95,932
Bunge Ltd.	725	77,901
Nestle SA	319	143,005
WM Wrigley Jr Co.	1,825	117,220

		434,058

Household Products—1.3%
Procter & Gamble Co.	2,250	158,265

Personal Products—0.5%
L’Oreal SA	500	65,464

Tobacco—1.0%
Altria Group, Inc.	1,825	126,892

		1,032,884

Consumer Discretionary—7.4%
Auto Components—0.5%
Denso Corp.	1,200	45,009
WABCO Holdings, Inc.	300	14,025

		59,034

Automobiles—1.5%
Fiat SpA	3,518	106,271
Porsche AG	23	49,058
Suzuki Motor Corp.	1,000	29,467

		184,796

Diversified Consumer Services—0.6%
Apollo Group, Inc.-Class A (a)	1,300	78,195

Hotels Restaurants & Leisure—1.7%
Accor SA	965	85,614
Ctrip.com International Ltd. (ADR)	500	25,900
Ladbrokes PLC	6,354	56,052
Punch Taverns PLC	2,061	41,389

		208,955

Media—0.8%
Comcast Corp.-Class A (a)	4,100	99,138

Multiline Retail—1.5%
Kohl’s Corp. (a)	2,275	130,426
Nordstrom, Inc.	1,200	56,268

		186,694

Specialty Retail—0.8%
Esprit Holdings Ltd.	2,800	44,366
Inditex SA	870	58,807

		103,173

		919,985

Materials—6.8%
Chemicals—1.9%
Air Products & Chemicals, Inc.	1,875	183,300
Monsanto Co.	600	51,444

		234,744

Metals & Mining—4.9%
Cia Vale do Rio Doce (ADR)	2,900	98,397
Cia Vale do Rio Doce (Sponsored) (ADR)	2,600	73,970
Rio Tinto PLC	2,620	225,495
Sterlite Industries India Ltd. (ADR) (a)	4,600	85,100
Xstrata PLC	1,927	127,970

		610,932

		845,676

Telecommunication Services—1.5%
Diversified Telecommunication Services—0.3%
Telekomunikasi Indonesia Tbk PT (ADR)	300	14,646
Verizon Communications, Inc.	660	29,225

		43,871

Wireless Telecommunication Services—1.2%
America Movil SAB de CV Series L (ADR)	850	54,400
MTN Group Ltd.	484	7,338
Vimpel-Communications (ADR)	1,500	40,560
Vodafone Group PLC	12,235	44,101

		146,399

		190,270

Utilities—0.6%
Independent Power Producers & Energy Traders—0.6%
International Power PLC	8,088	74,655

Total Common Stocks (cost $9,557,142)		11,706,702

WARRANTS—1.5%
Utilities—0.8%
Independent Power Producers & Energy Traders—0.8%
NTPC Ltd., expiring 2/06/17 (a)(b)	21,343	103,812

Financials—0.4%
Thrifts & Mortgage Finance—0.4%
Housing Development Finance Corp., expiring 1/18/11 (a)	658	41,930

Telecommunication Services—0.2%
Wireless Telecommunication Services—0.2%
Bharti Airtel Ltd., Merrill Lynch, expiring 3/17/11 (a)(b)	771	18,297

Information Technology—0.1%
Semiconductors & Semiconductor Equipment—0.1%
Advanced Semiconductor Engineering, Inc., expiring 1/17/12 (a)(b)	15,000	16,380

Total Warrants (cost $146,355)		180,419

	Principal Amount (000)
SHORT-TERM INVESTMENTS—4.7%
Time Deposit—4.7%
The Bank of New York
3.75%, 10/01/07 (cost $585,000)	$585	585,000

Total Investments—100.4%
(cost $10,288,497)		12,472,121
Other assets less liabilities—(0.4)%		(44,479)

Net Assets—100.0%		$12,427,642

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $138,489 or 1.1% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

Country Breakdown *

September 30, 2007 (unaudited)

Summary

50.1%	United States
9.4%	Switzerland
6.8%	United Kingdom
4.0%	France
2.8%	Japan
2.4%	Brazil
1.6%	Canada
1.6%	Australia
1.6%	Russia
1.4%	Bermuda
1.4%	Spain
1.3%	India
1.2%	Germany
9.7%	Other
4.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 1.2% or less in the following countries: Argentina, Cayman Islands, China, Finland, Hong Kong, Indonesia, Israel, Italy, Luxembourg, Mexico, Netherlands, South Africa, Sweden, Taiwan, Turkey.

AllianceBernstein Variable Products Series

Fund

Global Technology Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.5%
Information Technology - 84.1%
Communications Equipment - 22.7%
Cisco Systems, Inc. (a)	723,200	$23,945,152
Foundry Networks, Inc. (a)	163,500	2,905,395
Juniper Networks, Inc. (a)	176,600	6,465,326
Nokia OYJ	433,569	16,451,086
Qualcomm, Inc.	108,900	4,602,114
Research In Motion Ltd. (a)	68,700	6,770,385
Riverbed Technology, Inc. (a)	27,700	1,118,803

		62,258,261

Computers & Peripherals - 13.0%
Apple, Inc. (a)	87,900	13,496,166
Data Domain, Inc. (a)	23,700	733,515
Hewlett-Packard Co.	264,600	13,174,434
InnoLux Display Corp.	564,039	2,409,631
Sun Microsystems, Inc. (a)	1,061,100	5,952,771

		35,766,517

Electronic Components - 0.9%
Murata Manufacturing Co., Ltd.	36,100	2,588,229

Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	13,600	1,265,752

Internet Infrastructure - 0.4%
Switch & Data Facilities Co., Inc. (a)	60,800	990,432

Internet Software & Services - 7.9%
Ctrip.com International Ltd. (ADR)	59,000	3,056,200
eBay, Inc. (a)	138,200	5,392,564
Google, Inc.-Class A (a)	20,300	11,515,581
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	47,700	1,774,917

		21,739,262

IT Services - 5.6%
Genpact Ltd. (a)	49,800	844,110
Infosys Technologies Ltd. (ADR)	26,180	1,266,850
International Business Machines Corp.	113,100	13,323,180

		15,434,140

Office Electronics - 0.9%
Konica Minolta Holdings, Inc.	142,500	2,405,898

Other - 0.0%
Enernoc, Inc. (a)	3,000	114,540

Semiconductors & Semiconductor Equipment - 15.9%
ASML Holding NV (a)	65,475	2,160,434
Broadcom Corp.-Class A (a)	150,450	5,482,398
Integrated Device Technology, Inc. (a)	129,700	2,007,756
Intel Corp.	649,900	16,806,414
KLA-Tencor Corp.	24,300	1,355,454
Lam Research Corp. (a)	25,400	1,352,804
Maxim Integrated Products, Inc.	64,500	1,893,075
Nvidia Corp. (a)	133,250	4,828,980
ON Semiconductor Corp. (a)	225,200	2,828,512
Texas Instruments, Inc.	131,600	4,815,244

		43,531,071

Software - 16.3%
Adobe Systems, Inc. (a)	146,400	6,391,824
BladeLogic, Inc. (a)	38,100	976,884
Citrix Systems, Inc. (a)	125,600	5,064,192
McAfee, Inc. (a)	59,200	2,064,304
Microsoft Corp.	457,400	13,475,004
Oracle Corp. (a)	412,800	8,937,120
Red Hat, Inc. (a)	100,600	1,998,922
Salesforce.com, Inc. (a)	58,000	2,976,560
VMware, Inc.-Class A (a)	32,300	2,745,500

		44,630,310

		230,724,412

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	72,400	3,205,872

Wireless Telecommunication Services - 6.2%
America Movil SAB de CV Series L (ADR)	117,300	7,507,200
American Tower Corp.-Class A (a)	35,800	1,558,732
MTN Group Ltd.	93,012	1,410,144
Vimpel-Communications (ADR)	135,500	3,663,920
Vodafone Group PLC	846,317	3,050,531

		17,190,527

		20,396,399

Total Common Stocks (cost $198,716,197)		251,120,811

WARRANTS - 3.9%
Information Technology - 2.3%
Electronic Equipment & Instruments - 1.8%
Hon Hai Precision Industry Co., Ltd. Citigroup Global Markets, expiring 1/17/12 (b)	647,870	4,878,461
Largan Precision Co. Ltd. (Citigroup), expiring 1/20/10 (a)	2,067	22,375

		4,900,836

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Semiconductor Engineering, Inc., Citigroup Global Markets expiring 1/17/12 (b)	1,378,000	1,504,776
Taiwan Semiconductor Manufacturing Co., Ltd. Merrill Lynch, expiring 11/08/10 (a)	5,000	9,745

		1,514,521

		6,415,357

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 0.5%
Telekomunikasi Indonesia Tbk PT (Deutsche Bank), expiring 3/23/17 (a)(b)	1,098,248	1,322,291

Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd. (Merrill Lynch), expiring 3/17/11 (a)(b)	131,478	3,120,236

		4,442,527

Total Warrants (cost $8,070,557)		10,857,884

	(000)

EQUITY LINKED NOTES - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
MediaTek Incorporation, Credit Suisse/Nassau (c) (cost $2,679,208)	152,588	2,738,192

SHORT-TERM INVESTMENTS - 3.1%
Time Deposit - 3.1%
The Bank of New York 3.75%, 10/01/07 (cost $8,463,000)	$8,463	8,463,000

Total Investments - 99.5% (cost $217,928,962)		273,179,887
Other assets less liabilities - 0.5%		1,294,161

Net Assets - 100.0%		$274,474,048

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $10,825,764 or 3.9% of net assets.

(c)	Variable rate coupon, rate shown as of September 30, 2007.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

Country Breakdown *

September 30, 2007 (unaudited)

Summary

71.7%	United States
6.0%	Finland
4.2%	Taiwan
2.8%	Mexico
2.5%	Canada
1.9%	India
1.8%	Japan
1.8%	China
1.3%	Russia
1.1%	United Kingdom
0.8%	Netherlands
0.5%	South Africa
0.5%	Indonesia
3.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Variable Products Series

Fund

Growth & Income Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 25.0%
Capital Markets - 4.6%
Bank of New York Mellon Corp.	542,100	$23,928,294
Franklin Resources, Inc.	119,600	15,249,000
Janus Capital Group, Inc.	250,600	7,086,968
Lehman Brothers Holdings, Inc.	225,100	13,895,423
Merrill Lynch & Co., Inc.	398,100	28,376,568
Northern Trust Corp.	309,100	20,484,057

		109,020,310

Commercial Banks - 1.6%
Wells Fargo & Co.	1,081,200	38,512,344

Diversified Financial Services - 7.5%
Bank of America Corp.	820,200	41,231,454
Citigroup, Inc.	1,334,700	62,290,449
JPMorgan Chase & Co.	1,655,900	75,873,338

		179,395,241

Insurance - 9.6%
ACE Ltd.	853,500	51,696,495
American International Group, Inc.	1,307,900	88,479,435
Axis Capital Holdings Ltd.	1,305,200	50,785,332
Loews Corp.	558,100	26,984,135
Willis Group Holdings Ltd.	231,300	9,469,422

		227,414,819

Thrifts & Mortgage Finance - 1.7%
Federal National Mortgage Association	665,800	40,487,298

		594,830,012

Health Care - 17.1%
Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	35,000	5,037,200
Becton Dickinson & Co.	462,300	37,931,715

		42,968,915

Health Care Providers & Services - 9.1%
Aetna, Inc.	600,000	32,562,000
Laboratory Corp. of America Holdings (a)	548,400	42,901,332
UnitedHealth Group, Inc.	1,353,600	65,554,848
WellPoint, Inc. (a)	950,000	74,974,000

		215,992,180

Pharmaceuticals - 6.2%
Eli Lilly & Co.	677,700	38,581,461
Forest Laboratories, Inc. (a)	202,000	7,532,580
Merck & Co., Inc.	577,700	29,861,313
Schering-Plough Corp.	946,100	29,925,143
Wyeth	948,400	42,251,220

		148,151,717

		407,112,812

Consumer Staples - 13.7%
Beverages - 0.9%
PepsiCo, Inc.	285,000	20,879,100

Food & Staples Retailing - 4.1%
CVS Caremark Corp.	313,100	12,408,153
Safeway, Inc.	1,388,700	45,979,857
Walgreen Co.	840,700	39,714,668

		98,102,678

Food Products - 1.3%
Campbell Soup Co.	585,500	21,663,500
HJ Heinz Co.	76,600	3,538,920
Kellogg Co.	105,500	5,908,000

		31,110,420

Household Products - 2.2%
Procter & Gamble Co.	744,900	52,396,266

Tobacco - 5.2%
Altria Group, Inc.	1,161,900	80,786,907
Loews Corp. - Carolina Group	526,200	43,269,426

		124,056,333

		326,544,797

Information Technology - 11.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	975,000	32,282,250
Qualcomm, Inc.	489,400	20,682,044

		52,964,294

Computers & Peripherals - 4.3%
International Business Machines Corp.	143,700	16,927,860
Sun Microsystems, Inc. (a)	15,109,100	84,762,051

		101,689,911

IT Services - 1.8%
Accenture Ltd.-Class A	787,200	31,684,800
Fiserv, Inc. (a)	225,000	11,443,500

		43,128,300

Semiconductors & Semiconductor Equipment - 1.8%
Integrated Device Technology, Inc. (a)	850,000	13,158,000
Intel Corp.	594,000	15,360,840
International Rectifier Corp. (a)	434,029	14,318,617

		42,837,457

Software - 1.6%
Microsoft Corp.	1,322,700	38,966,742

		279,586,704

Energy - 8.1%
Energy Equipment & Services - 0.3%
Nabors Industries Ltd. (a)	249,000	7,661,730

Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	450,000	42,111,000
ConocoPhillips	215,000	18,870,550
Exxon Mobil Corp.	578,800	53,573,728
Marathon Oil Corp.	212,969	12,143,492
Noble Energy, Inc.	295,200	20,675,808
Total SA (ADR)	462,400	37,468,272

		184,842,850

		192,504,580

Industrials - 8.0%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	355,900	21,165,373
Lockheed Martin Corp.	41,200	4,469,788
United Technologies Corp.	285,000	22,936,800

		48,571,961

Electrical Equipment - 3.9%
Emerson Electric Co.	1,724,400	91,772,568

Industrial Conglomerates - 1.7%
General Electric Co.	950,000	39,330,000

Machinery - 0.4%
ITT Corp.	146,800	9,972,124

		189,646,653

Consumer Discretionary - 5.3%
Hotels Restaurants & Leisure - 0.7%
McDonald’s Corp.	275,000	14,979,250

Media - 3.3%
Comcast Corp.-Class A (a)	465,700	11,260,626
News Corp.-Class A	793,400	17,446,866
Omnicom Group, Inc.	264,200	12,705,378
Time Warner, Inc.	2,041,200	37,476,432

		78,889,302

Multiline Retail - 1.3%
Kohl’s Corp. (a)	551,800	31,634,694

		125,503,246

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	1,492,500	63,147,675
CenturyTel, Inc.	515,500	23,826,410
Verizon Communications, Inc.	751,600	33,280,848

		120,254,933

Materials - 1.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	384,400	37,578,944
Dow Chemical Co.	83,500	3,595,510

		41,174,454

Utilities - 1.1%
Independent Power Producers & Energy Traders - 0.6%
The AES Corp. (a)	728,500	14,599,140

Multi-Utilities - 0.5%
PG&E Corp.	52,000	2,485,600
Sempra Energy	149,300	8,677,316

		11,162,916

		25,762,056

Total Common Stocks (cost $1,894,254,459)		2,302,920,247

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.3%
Time Deposit - 3.3%
The Bank of New York 3.75%, 10/01/07 (cost $79,710,000)	$79,710	79,710,000

Total Investments - 100.1% (cost $1,973,964,459)		2,382,630,247
Other assets less liabilities - (0.1)%		(2,780,211)

Net Assets - 100.0%		$2,379,850,036

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series

Fund

Growth Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Information Technology - 29.7%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	209,910	$6,950,120
Qualcomm, Inc.	86,650	3,661,829

		10,611,949

Computers & Peripherals - 5.6%
Apple, Inc. (a)	64,580	9,915,613
Sun Microsystems, Inc. (a)	376,780	2,113,736

		12,029,349

Electronic Equipment & Instruments - 2.7%
Amphenol Corp.-Class A	145,210	5,773,550

Internet Software & Services - 6.9%
eBay, Inc. (a)	84,470	3,296,019
Google, Inc.-Class A (a)	18,380	10,426,423
VistaPrint Ltd. (a)	27,220	1,017,211

		14,739,653

IT Services - 1.5%
Cognizant Technology Solutions Corp.-Class A (a)	38,940	3,106,244

Semiconductors & Semiconductor Equipment - 6.7%
Broadcom Corp.-Class A (a)	124,410	4,533,500
Intel Corp.	133,010	3,439,639
Nvidia Corp. (a)	171,205	6,204,469

		14,177,608

Software - 1.3%
Adobe Systems, Inc. (a)	49,300	2,152,438
VMware, Inc.-Class A (a)	7,600	646,000

		2,798,438

		63,236,791

Health Care - 18.9%
Biotechnology - 6.9%
Celgene Corp. (a)	51,500	3,672,465
Genentech, Inc. (a)	75,650	5,902,213
Gilead Sciences, Inc. (a)	123,750	5,057,662

		14,632,340

Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	37,730	5,430,102

Health Care Providers & Services - 4.7%
Medco Health Solutions, Inc. (a)	46,300	4,185,057
WellPoint, Inc. (a)	74,430	5,874,016

		10,059,073

Pharmaceuticals - 4.8%
Merck & Co., Inc.	40,110	2,073,286
Schering-Plough Corp.	68,800	2,176,144
Teva Pharmaceutical Industries, Ltd. (ADR)	132,750	5,903,392

		10,152,822

		40,274,337

Financials - 18.3%
Capital Markets - 9.0%
The Charles Schwab Corp.	73,690	1,591,704
Franklin Resources, Inc.	16,930	2,158,575
The Goldman Sachs Group, Inc.	18,520	4,014,025
Greenhill & Co., Inc.	23,760	1,450,548
Legg Mason, Inc.	41,630	3,508,993
Lehman Brothers Holdings, Inc.	29,885	1,844,801
Merrill Lynch & Co., Inc.	44,080	3,142,022
Morgan Stanley	21,410	1,348,830

		19,059,498

Diversified Financial Services - 4.5%
CME Group, Inc.-Class A	8,553	5,023,605
JPMorgan Chase & Co.	99,070	4,539,387

		9,562,992

Insurance - 2.8%
American International Group, Inc.	89,050	6,024,233

Real Estate - 2.0%
CB Richard Ellis Group, Inc.-Class A (a)	151,150	4,208,016

		38,854,739

Consumer Discretionary - 15.1%
Auto Components - 1.2%
Johnson Controls, Inc.	21,250	2,509,838

Diversified Consumer Services - 0.9%
Strayer Education, Inc.	11,920	2,010,070

Hotels Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc.-Class A (a)	48,920	5,778,920

Media - 2.6%
Comcast Corp.-Class A (a)	228,875	5,534,197

Multiline Retail - 1.9%
Kohl’s Corp. (a)	69,865	4,005,360

Specialty Retail - 2.3%
Dick’s Sporting Goods, Inc. (a)	71,370	4,792,495

Textiles Apparel & Luxury Goods - 3.5%
Coach, Inc. (a)	42,390	2,003,775
Nike, Inc.-Class B	12,700	744,982
Under Armour, Inc.-Class A (a)	77,420	4,631,265

		7,380,022

		32,010,902

Industrials - 12.6%
Aerospace & Defense - 4.0%
Boeing Co.	71,890	7,547,731
United Technologies Corp.	12,650	1,018,072

		8,565,803

Construction & Engineering - 2.1%
Fluor Corp.	5,950	856,681
Jacobs Engineering Group, Inc. (a)	46,390	3,506,156

		4,362,837

Electrical Equipment - 2.9%
Ametek, Inc.	90,920	3,929,563
Emerson Electric Co.	42,850	2,280,477

		6,210,040

Machinery - 3.6%
Actuant Corp.-Class A	6,730	437,248
Danaher Corp.	72,400	5,988,204
Deere & Co.	2,910	431,902
Illinois Tool Works, Inc.	11,770	701,963

		7,559,317

		26,697,997

Energy - 5.1%
Energy Equipment & Services - 5.1%
Cameron International Corp. (a)	11,670	1,077,024
Schlumberger, Ltd.	93,240	9,790,200

		10,867,224

Total Common Stocks (cost $151,827,295)		211,941,990

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
The Bank of New York 3.75%, 10/01/07 (cost $623,000)	$623	623,000

Total Investments - 100.0%
(cost $152,450,295)		212,564,990
Other assets less liabilities - 0.0%		31,661

Net Assets - 100.0%		$212,596,651

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

High Yield Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 92.2%
Industrial - 68.6%
Basic - 6.9%
Arch Western Finance LLC
6.75%, 7/01/13	$90	$88,200
Basell AF SCA
8.375%, 8/15/15 (a)	110	100,375
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (a)	220	236,408
Equistar Chemicals Funding LP
10.125%, 9/01/08	47	48,527
10.625%, 5/01/11	65	67,925
Evraz Group, SA
8.25%, 11/10/15 (a)	123	123,480
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	275	300,437
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)	85	82,875
7.125%, 1/15/17 (a)	95	91,912
Hexion US Finance Corp./Hexion Nova Scotia Finance LLC
10.058%, 11/15/14 (b)	60	61,800
Huntsman International LLC
7.875%, 11/15/14	105	111,825
Huntsman LLC
11.50%, 7/15/12	143	155,513
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	179	171,393
Lyondell Chemical Co.
8.00%, 9/15/14	80	88,000
8.25%, 9/15/16	110	124,025
The Mosaic Co.
7.625%, 12/01/16 (a)(c)	290	309,212
NewPage Corp.
10.00%, 5/01/12	100	105,250
Peabody Energy Corp.
Series B
6.875%, 3/15/13	190	191,900

		2,459,057

Capital Goods - 7.9%
Allied Waste North America, Inc.
6.375%, 4/15/11	174	174,435
6.875%, 6/01/17	85	85,425
Series B
7.125%, 5/15/16	80	81,800
7.375%, 4/15/14	90	90,450
Associated Materials, Inc.
Zero Coupon, 3/01/14 (d)	235	148,050
Berry Plastics Holding Corp.
8.875%, 9/15/14	105	107,363
10.25%, 3/01/16	35	34,300
Bombardier, Inc.
6.30%, 5/01/14 (a)	270	264,600
8.00%, 11/15/14 (a)	225	231,750
Case Corp.
7.25%, 1/15/16	170	175,950
Case New Holland, Inc.
7.125%, 3/01/14	245	251,125
Crown Americas
7.625%, 11/15/13	155	159,069
Goodman Global Holdings, Inc.
7.875%, 12/15/12	110	108,075
L-3 Communications Corp.
5.875%, 1/15/15	130	124,800
Owens Brockway Glass Container, Inc.
8.875%, 2/15/09	176	178,640
Series $
6.75%, 12/01/14	205	202,181
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (e)(f)(g)	36	4,566
Trinity Industries, Inc.
6.50%, 3/15/14	180	172,800
United Rentals North America, Inc.
7.75%, 11/15/13	220	226,600

		2,821,979

Communications - Media - 12.0%
Albritton Communications Co.
7.75%, 12/15/12	165	166,650
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	120	116,400
CCH I Holdings LLC
11.75%, 5/15/14	580	536,500
Clear Channel Communications, Inc.
5.50%, 9/15/14	238	186,869
5.75%, 1/15/13	157	131,406
CSC Holdings, Inc.
7.625%, 7/15/18	125	119,375
7.875%, 2/15/18	45	43,650
Series WI
6.75%, 4/15/12	190	182,875
Dex Media West LLC
Series B
8.50%, 8/15/10	60	61,650
DirecTV Holdings LLC
6.375%, 6/15/15	291	276,086
EchoStar DBS Corp.
6.375%, 10/01/11	89	89,445
6.625%, 10/01/14	305	306,525
7.125%, 2/01/16	85	87,338
Idearc, Inc.
8.00%, 11/15/16	185	184,538
Insight Communications Co., Inc.
12.25%, 2/15/11	181	186,883
Insight Midwest LP
9.75%, 10/01/09	81	81,101
Intelsat Bermuda Ltd.
11.25%, 6/15/16	274	293,523
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15	135	137,700
Liberty Media Corp.
5.70%, 5/15/13	50	46,711
7.875%, 7/15/09	58	59,693
8.25%, 2/01/30	50	49,000
Quebecor Media, Inc.
7.75%, 3/15/16	230	219,362
Rainbow National Services LLC
8.75%, 9/01/12 (a)	55	57,062
10.375%, 9/01/14 (a)	30	32,925
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13	128	120,960
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	70	69,475
Univision Communications, Inc.
7.85%, 7/15/11	115	115,000
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	70	70,000
WMG Holdings Corp.
9.50%, 12/15/14 (d)	333	233,100
XM Satellite Radio, Inc.
9.75%, 5/01/14	60	60,150

		4,321,952

Communications - Telecommunications - 6.4%
Alltel Corp.
7.875%, 7/01/32	170	137,740
American Tower Corp.
7.00%, 10/15/17 (a)	20	20,125
Citizens Communications Co.
6.25%, 1/15/13	210	204,750
Cricket Communications, Inc.
9.375%, 11/01/14	215	218,225
Digicel Ltd.
9.25%, 9/01/12 (a)	161	165,428
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11	76	80,655
Dobson Communications Corp.
8.875%, 10/01/13	75	79,875
Inmarsat Finance PLC
7.625%, 6/30/12	145	149,350
10.375%, 11/15/12 (d)	155	148,413
Level 3 Financing, Inc.
9.25%, 11/01/14	195	192,075
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	231	236,636
PanAmSat Corp.
9.00%, 8/15/14	143	147,290
Qwest Capital Funding, Inc.
7.25%, 2/15/11	300	301,500
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	50	51,875
Windstream Corp.
8.125%, 8/01/13	88	92,620
8.625%, 8/01/16	77	82,101

		2,308,658

Consumer Cyclical - Automotive - 7.2%
Affinia Group, Inc.
9.00%, 11/30/14	85	79,900
Ford Motor Credit Co.
7.00%, 10/01/13	204	184,355
7.45%, 7/16/31	364	285,740
8.11%, 1/13/12 (b)	240	226,778
General Motors Acceptance Corp.
6.75%, 12/01/14	135	122,361
6.875%, 9/15/11	321	305,484
8.00%, 11/01/31	135	132,446
General Motors Corp.
8.25%, 7/15/23	350	306,250
8.375%, 7/15/33	305	267,256
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	130	138,775
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	108	88,020
Lear Corp.
Series B
5.75%, 8/01/14	70	58,800
8.50%, 12/01/13	45	43,088
8.75%, 12/01/16	245	230,300
Visteon Corp.
7.00%, 3/10/14	165	128,288

		2,597,841

Consumer Cyclical - Other - 8.8%
Broder Brothers Co.
Series B
11.25%, 10/15/10	77	66,990
Greektown Holdings LLC
10.75%, 12/01/13 (a)	90	89,100
Harrah’s Operating Co., Inc
5.625%, 6/01/15	422	335,490
5.75%, 10/01/17	16	12,240
6.50%, 6/01/16	237	193,155
Host Hotels & Resorts LP
6.875%, 11/01/14	45	44,888
Host Marriott LP
Series Q
6.75%, 6/01/16	300	297,000
KB Home
7.75%, 2/01/10	125	118,437
Levi Strauss & Co.
8.875%, 4/01/16	63	64,890
MGM Mirage
6.625%, 7/15/15	302	286,522
7.625%, 1/15/17	55	54,450
8.375%, 2/01/11	280	291,900
Mohegan Tribal Gaming Auth
7.125%, 8/15/14	135	135,337
NCL Corp.
10.625%, 7/15/14	65	65,488
Penn National Gaming, Inc.
6.875%, 12/01/11	110	111,375
Six Flags, Inc.
9.625%, 6/01/14	115	95,019
Station Casinos, Inc.
6.625%, 3/15/18	270	226,125
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	140	142,800
Universal City Development Partners
11.75%, 4/01/10	120	125,400
Universal City Florida Holding Co.
8.375%, 5/01/10	60	60,450
William Lyon Homes, Inc.
10.75%, 4/01/13	112	82,880
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	260	254,800

		3,154,736

Consumer Cyclical - Retailers - 2.2%
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14	125	116,875
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	55	51,425
Couche-Tard, Inc.
7.50%, 12/15/13	144	146,520
GSC Holdings Corp.
8.00%, 10/01/12	215	223,600
Rite Aid Corp.
6.875%, 8/15/13	160	132,000
9.25%, 6/01/13	85	80,750
9.375%, 12/15/15 (a)	10	9,300
9.50%, 6/15/17 (a)	15	14,025

		774,495

Consumer Non-Cyclical - 7.1%
Albertson’s, Inc.
7.45%, 8/01/29	285	274,342
Aramark Corp.
8.50%, 2/01/15	105	107,100
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	191	196,252
DaVita, Inc.
7.25%, 3/15/15	75	75,187
Dole Food Company, Inc.
8.625%, 5/01/09	60	60,150
8.875%, 3/15/11	38	37,050
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11	265	259,700
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	80	82,000
HCA, Inc.
6.375%, 1/15/15	215	183,288
6.50%, 2/15/16	155	131,750
6.75%, 7/15/13	170	153,000
9.625%, 11/15/16 (a)(h)	175	186,813
IASIS Healthcare Corp.
8.75%, 6/15/14	145	146,813
Select Medical Corp.
7.625%, 2/01/15	117	104,715
Spectrum Brands, Inc.
7.375%, 2/01/15	70	53,900
Stater Brothers Holdings
8.125%, 6/15/12	65	66,219
Tenet Healthcare Corp.
7.375%, 2/01/13	115	97,462
9.875%, 7/01/14	80	73,200
Ventas Realty LP/CAP CRP
6.75%, 4/01/17	84	83,790
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	85	79,050
Visant Corp.
7.625%, 10/01/12	80	81,400

		2,533,181

Energy - 2.5%
Chesapeake Energy Corp.
7.50%, 9/15/13	75	77,062
7.75%, 1/15/15	210	216,037
CIE Gener De Geophysique
7.50%, 5/15/15	85	87,550
7.75%, 5/15/17	15	15,450
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	55	53,763
PetroHawk Energy Corp.
Series WI
9.125%, 7/15/13	107	112,885
Range Resources Corp.
7.50%, 5/15/16	110	112,200
Tesoro Corp.
6.25%, 11/01/12	140	140,350
6.50%, 6/01/17 (a)	100	99,250

		914,547

Other Industrial - 0.8%
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	85	87,975
11.75%, 8/01/16	60	63,900
Sensus Metering Systems, Inc.
8.625%, 12/15/13	125	121,250

		273,125

Services - 0.3%
Realogy Corp.
10.50%, 4/15/14 (a)	100	85,250
West Corp.
9.50%, 10/15/14	40	41,300

		126,550

Technology - 4.6%
Amkor Technology, Inc.
9.25%, 6/01/16	180	181,800
Avago Technologies Finance
10.125%, 12/01/13	110	118,250
CA, Inc.
4.75%, 12/01/09 (a)	110	109,752
Flextronics International Ltd.
6.50%, 5/15/13	175	167,125
Freescale Semiconductor, Inc.
8.875%, 12/15/14	290	279,850
10.125%, 12/15/16	80	74,400
Iron Mountain, Inc.
6.625%, 1/01/16	145	135,575
Nortel Networks Ltd.
10.125%, 7/15/13 (a)	125	128,594
NXP BV / NXP Funding LLC
8.11%, 10/15/13 (b)	90	83,587
9.50%, 10/15/15	40	37,300
Seagate Technology HDD Holding
6.375%, 10/01/11	119	116,918
Sungard Data Systems, Inc.
9.125%, 8/15/13	210	218,400

		1,651,551

Transportation - Airlines - 0.9%
AMR Corp.
9.00%, 8/01/12	131	132,965
Continental Airlines, Inc.
8.75%, 12/01/11	145	139,200
Series RJO3
7.875%, 7/02/18	44	43,233

		315,398

Transportation - Services - 1.0%
Avis Budget Car Rental
7.75%, 5/15/16	145	142,100
Hertz Corp.
8.875%, 1/01/14	105	108,150
10.50%, 1/01/16	100	108,000

		358,250

		24,611,320

Utility - 11.9%
Electric - 9.1%
The AES Corp.
7.75%, 3/01/14	250	253,750
8.75%, 5/15/13 (a)	55	57,544
Allegheny Energy Supply
7.80%, 3/15/11	140	147,000
8.25%, 4/15/12 (a)	175	187,688
Aramark Corp.
8.50%, 4/15/11	105	112,761
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)	105	100,406
8.375%, 5/01/16	205	206,025
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16	195	195,975
Edison Mission Energy
7.00%, 5/15/17 (a)	255	251,175
7.50%, 6/15/13	200	205,000
7.75%, 6/15/16	80	82,800
Mirant Americas Generation LLC
8.50%, 10/01/21	275	261,937
NRG Energy, Inc.
7.25%, 2/01/14	45	45,112
7.375%, 2/01/16 - 1/15/17	455	455,512
Reliant Energy, Inc.
7.625%, 6/15/14	120	120,900
7.875%, 6/15/17	155	155,969
Sierra Pacific Resources
8.625%, 3/15/14	80	84,682
TXU Corp.
Series P
5.55%, 11/15/14	185	149,204
Series Q
6.50%, 11/15/24	234	187,551

		3,260,991

Natural Gas - 2.8%
El Paso Corp.
7.375%, 12/15/12	145	149,640
Enterprise Products Operating LP
8.375%, 8/01/66 (i)	305	313,464
Regency Energy Partners
8.375%, 12/15/13	50	52,375
Williams Cos, Inc.
7.625%, 7/15/19	207	221,749
7.875%, 9/01/21	255	277,313

		1,014,541

		4,275,532

Non Corporate Sectors - 10.5%
Derivatives - RACERS - 5.2%
Racers SER 06-6-T
5.296%, 7/01/08 (a)(b)	1,950	1,862,420

Derivatives - Total Return Swaps - 5.3%
High Yield Total Return Trust 2007-1
5.30%, 7/01/08 (a)(b)	1,950	1,895,716

		3,758,136

Financial Institutions - 1.2%
Finance - 0.7%
Residential Capital LLC
7.375%, 6/30/10	175	145,250
7.875%, 6/30/15	140	113,050

		258,300

Insurance - 0.5%
Crum & Forster Holdings Corp.
7.75%, 5/01/17	95	90,250
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	80	74,235

		164,485

		422,785

Total Corporates - Non-Investment Grades (cost $34,107,022)		33,067,773

CORPORATES - INVESTMENT GRADES - 4.8%
Industrial - 3.2%
Basic - 0.6%
Weyerhaeuser Co.
7.375%, 3/15/32	220	220,741

Communications - Telecommunications - 1.4%
Qwest Corp.
6.875%, 9/15/33	190	177,650
8.875%, 3/15/12	165	180,056
Sprint Capital Corp.
6.875%, 11/15/28	150	144,765

		502,471

Consumer Non-Cyclical - 1.2%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	105	100,324
Reynolds American, Inc.
7.25%, 6/01/13	105	110,849
7.625%, 6/01/16	185	196,970

		408,143

		1,131,355

Financial Institutions - 1.6%
Brokerage - 0.8%
The Bear Stearns Co, Inc.
5.55%, 1/22/17	165	155,755
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17	155	148,962

		304,717

Finance - 0.8%
Countrywide Financial Corp.
6.25%, 5/15/16	74	66,967
Series MTN
5.80%, 6/07/12	38	35,617
Countrywide Home Loans, Inc.
4.00%, 3/22/11	4	3,581
SLM Corp.
4.50%, 7/26/10	90	84,252
5.125%, 8/27/12	90	81,475

		271,892

		576,609

Total Corporates - Investment Grades (cost $1,658,481)		1,707,964

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.4%
Industrial - 0.4%
Consumer Cyclical - Other - 0.4%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11
(cost $133,252)	140	149,294

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Financial Institutions - 0.4%
REITS - 0.4%
Sovereign REIT
12.00% (a)
(cost $87,659)	93	134,472

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.0%
Time Deposit - 1.0%
The Bank of New York
3.75%, 10/01/07
(cost $363,000)	363	363,000

Total Investments - 98.8% (cost $36,349,414)		35,422,503
Other assets less liabilities - 1.2%		441,801

Net Assets - 100.0%		$35,864,304

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $8,052,110 or 22.5% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2007.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2007.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Illiquid security, valued at fair value.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of September 30, 2007, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.	11/09/01-6/06/05	$463,798	$4,566	0.01%
9.00%, 11/30/08

(g)	Security is in default and is non-income producing.

(h)	Pay-In-Kind Payments (PIK).

(i)	Variable rate coupon, rate shown as of September 30, 2007.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—97.9%
Financials—22.6%
Capital Markets—7.6%
3i Group PLC	47,024	$959,972
Credit Suisse Group	55,277	3,673,929
Macquarie Bank Ltd.	25,939	1,935,856
Man Group PLC	112,696	1,276,647
UBS AG (Swiss Virt-X)	45,780	2,459,653

		10,306,057

Commercial Banks—13.5%
Allied Irish Banks PLC (a)	38,326	928,177
Anglo Irish Bank Corp. PLC (Dublin)	55,908	1,059,741
Banco Bilbao Vizcaya Argentaria SA	41,477	972,847
Bank Central Asia Tbk PT	970,500	651,368
BNP Paribas SA	8,074	883,581
Industrial & Commercial Bank of China, Ltd.-Class H	3,197,000	2,237,289
Investimentos Itau SA	358,014	2,470,746
Kookmin Bank (ADR)	12,101	992,161
Malayan Banking Berhad	240,100	774,277
Mitsubishi UFJ Financial Group, Inc.	175	1,673,191
Standard Chartered PLC	51,762	1,793,476
Turkiye Is Bankasi-Class C	202,368	1,217,274
UniCredito Italiano SpA	315,271	2,698,965
VTB Bank OJSC (GDR) (a)(b)	6,095	54,550

		18,407,643

Diversified Financial Services—0.9%
FirstRand Ltd.	373,802	1,199,145

Insurance—0.6%
Swiss Reinsurance	9,572	851,227

		30,764,072

Consumer Discretionary—12.5%
Auto Components—0.7%
Denso Corp.	27,000	1,012,703

Automobiles—3.2%
Fiat SpA	82,394	2,488,933
Porsche AG	536	1,143,275
Suzuki Motor Corp.	22,600	665,942

		4,298,150

Hotels Restaurants & Leisure—1.6%
Accor SA	14,091	1,250,150
OPAP, SA	25,426	982,975

		2,233,125

Household Durables—1.2%
Gafisa SA (ADR) (a)	14,100	475,734
Sony Corp.	12,400	596,074
Urbi Desarrollos Urbanos SA de C.V. (a)	146,000	524,604

		1,596,412

Leisure Equipment & Products—0.8%
Nikon Corp.	33,000	1,127,804

Media—3.3%
Eutelsat Communications	16,110	398,886
Grupo Televisa SA (Sponsored) (ADR)	30,100	727,517
Naspers Ltd.-Class N	42,250	1,169,488
SES Global (FDR)	27,155	634,605
Societe Television Francaise 1	26,562	714,336
WPP Group PLC	61,295	827,032

		4,471,864

Multiline Retail—0.8%
Lotte Shopping Co., Ltd.	2,695	1,145,967

Specialty Retail—0.9%
Inditex SA	12,479	843,510
Praktiker Bau- und Heimwerkermaerkte AG	8,574	320,156

		1,163,666

		17,049,691

Industrials—12.2%
Aerospace & Defense—1.1%
BAE Systems PLC	148,304	1,490,313

Airlines—0.5%
easyJet PLC (a)	69,386	744,415

Building Products—0.8%
Cie de Saint-Gobain	10,806	1,128,346

Commercial Services & Supplies—1.2%
Capita Group PLC	41,374	611,784
Michael Page International PLC	117,539	992,832

		1,604,616

Electrical Equipment—1.4%
ABB Ltd.	55,376	1,452,657
Fuji Electric Holdings Co., Ltd.	106,000	470,640

		1,923,297

Industrial Conglomerates—1.5%
Bidvest Group Ltd. (a)	33,916	666,314
Siemens AG	9,937	1,360,496

		2,026,810

Machinery—1.8%
Atlas Copco AB-Class A	94,359	1,625,652
Hitachi Construction Machinery Co., Ltd.	22,100	877,860

		2,503,512

Trading Companies & Distributors—3.1%
Mitsubishi Corp.	48,100	1,514,910
Mitsui & Co., Ltd.	91,000	2,200,734
Wolseley PLC	26,491	447,250

		4,162,894

Transportation Infrastructure—0.8%
Cia de Concessoes Rodoviarias	23,800	476,520
Fraport AG Frankfurt Airport Services Worldwide	8,516	588,307

		1,064,827

		16,649,030

Energy—9.7%
Energy Equipment & Services—1.0%
Integra Group Holdings (GDR) (a)	32,515	505,609
Technip SA	10,224	912,658

		1,418,267

Oil, Gas & Consumable Fuels—8.7%
Gazprom OAO (Sponsored) (ADR)	49,991	2,204,603
Origin Energy Ltd.	127,484	1,160,414
Petro-Canada	27,034	1,551,129
Petroleo Brasileiro SA (ADR)	33,700	2,180,390
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	33,372	1,372,069
Total SA	41,257	3,343,176

		11,811,781

		13,230,048

Telecommunication Services—8.6%
Diversified Telecommunication Services—2.6%
Telefonica SA	66,359	1,853,945
Telekom Austria AG	21,757	569,869
Telekomunikasi Indonesia Tbk PT	838,500	1,014,003

		3,437,817

Wireless Telecommunication Services—6.0%
America Movil SAB de CV Series L (ADR)	26,200	1,676,800
Bharti Airtel Ltd. (a)	54,840	1,289,587
MTN Group Ltd.	76,490	1,159,656
Turkcell Iletisim Hizmet AS	74,919	638,297
Vimpel-Communications (ADR)	48,700	1,316,848
Vodafone Group PLC	587,105	2,116,207

		8,197,395

		11,635,212

Materials—8.0%
Metals & Mining—8.0%
Cia Vale do Rio Doce (ADR)	70,004	2,375,236
Cia Vale do Rio Doce (Sponsored) (ADR)	47,200	1,342,840

Rio Tinto PLC	39,123	3,367,186
Usinas Siderurgicas De Minas SA (b)	9,100	709,929
Xstrata PLC	45,680	3,033,572

		10,828,763

Health Care—7.6%
Biotechnology—1.5%
CSL Ltd./Australia	22,160	2,102,604

Health Care Equipment & Supplies—1.8%
Essilor International SA	27,347	1,714,556
Nobel Biocare Holding AG	2,558	692,964

		2,407,520

Pharmaceuticals—4.3%
Daiichi Sankyo Co., Ltd.	15,000	449,693
Merck KGaA	8,132	991,305
Novartis AG	28,978	1,594,176
Roche Holding AG	8,570	1,551,788
Teva Pharmaceutical Industries Ltd. (ADR)	28,100	1,249,607

		5,836,569

		10,346,693

Consumer Staples—7.2%
Beverages—1.1%
Fomento Economico Mexicano SAB de CV (ADR)	12,500	467,500
Pernod-Ricard SA	4,992	1,085,861

		1,553,361

Food Products—2.2%
Nestle SA	6,773	3,036,272

Personal Products—1.6%
L’Oreal SA	16,190	2,119,735

Tobacco—2.3%
British American Tobacco PLC	37,618	1,346,339
Japan Tobacco, Inc.	325	1,782,385

		3,128,724

		9,838,092

Information Technology—6.7%
Communications Equipment—2.6%
Foxconn International Holdings Ltd. (a)	141,000	385,306
Nokia OYJ	85,267	3,235,321

		3,620,627

Electronic Equipment & Instruments—1.1%
AU Optronics Corp. (Sponsored) (ADR)	27,857	471,341
Hoya Corp.	16,000	543,711
Murata Manufacturing Co., Ltd.	7,000	501,873

		1,516,925

IT Services—1.1%
Cap Gemini SA	10,788	663,641
Infosys Technologies Ltd.	16,949	801,458

		1,465,099

Office Electronics—1.1%
Canon, Inc.	6,100	331,019
Konica Minolta Holdings, Inc.	68,000	1,148,078

		1,479,097

Semiconductors & Semiconductor Equipment—0.8%
ASML Holding NV (a)	16,938	558,892
MediaTek, Inc.	29,000	521,313

		1,080,205

		9,161,953

Utilities—2.8%
Electric Utilities—1.1%
CEZ	16,420	1,005,049
Cia Energetica de Minas Gerais (Sponsored) (ADR)	19,200	409,536

		1,414,585

Independent Power Producers & Energy Traders—0.8%
International Power PLC	122,433	1,130,093

Multi-Utilities—0.9%
Suez SA	21,122	1,241,256

		3,785,934

Total Common Stocks (cost $99,952,758)		133,289,488

	Principal Amount (000)
SHORT-TERM INVESTMENTS—1.9%
Time Deposit—1.9%
The Bank of New York
3.75%, 10/01/07 (cost $2,610,000)	$2,610	2,610,000

Total Investments—99.8%
(cost $102,562,758)		135,899,488
Other assets less liabilities—0.2%		279,974

Net Assets—100.0%		$136,179,462

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $764,479 or 0.6% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	—	American Depositary Receipt
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt

Country Breakdown *

September 30, 2007 (unaudited)

Summary

15.8%	United Kingdom
11.4%	France
11.3%	Switzerland
11.0%	Japan
7.7%	Brazil
3.8%	Australia
3.8%	Italy
3.2%	Germany
3.1%	South Africa
2.7%	Spain
2.6%	Russia
2.5%	Mexico
2.4%	Finland
16.8%	Other
1.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 2.4% or less in the following countries: Austria, Canada, Cayman Islands, China, Czech Republic, Greece, India, Indonesia, Ireland, Israel, Luxembourg, Malaysia, Netherlands, South Korea, Sweden, Taiwan, Turkey.

AllianceBernstein Variable Products Series Fund

International Research Growth

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—98.0%
Financials—26.3%
Capital Markets—10.8%
BlueBay Asset Management/United Kingdom (a)	53,403	$480,022
Credit Suisse Group	39,379	2,617,285
Macquarie Bank Ltd.	27,985	2,088,551
Man Group PLC	72,896	825,783
Partners Group	6,824	844,641
UBS AG (Swiss Virt-X)	37,498	2,014,680

		8,870,962

Commercial Banks—11.7%
Allied Irish Banks PLC	22,987	553,268
Anglo Irish Bank Corp. PLC (London Exchange)	39,359	732,319
Banco Bilbao Vizcaya Argentaria SA	26,523	622,100
Bank Mandiri Persero Tbk PT	1,318,500	507,447
BNP Paribas SA	4,863	532,184
China Construction Bank Corp.-Class H	1,326,000	1,205,793
Industrial & Commercial Bank of China Ltd.-Class H	1,366,000	955,939
Investimentos Itau SA	88,591	611,389
Malayan Banking Berhad	223,400	720,422
Standard Chartered PLC	35,303	1,156,187
Turkiye Is Bankasi-Class C	101,535	610,747
UniCredito Italiano SpA	157,942	1,352,106

		9,559,901

Diversified Financial Services—1.1%
Deutsche Boerse AG	3,093	419,620
IG Group Holdings PLC	64,752	500,622

		920,242

Insurance—2.7%
QBE Insurance Group Ltd.	56,454	1,687,020
Swiss Reinsurance	6,107	543,089

		2,230,109

		21,581,214

Energy—14.6%
Energy Equipment & Services—3.9%
Schlumberger, Ltd.	5,200	546,000
Tenaris SA (ADR)	18,200	957,684
WorleyParsons Ltd.	45,427	1,699,185

		3,202,869

Oil, Gas & Consumable Fuels—10.7%
Addax Petroleum Corp.	5,594	220,633
China Shenhua Energy Co., Ltd.-Class H	317,000	1,898,431
Gazprom OAO (Sponsored) (ADR)	29,882	1,317,796
Oil Search Ltd.	243,174	912,003
Origin Energy Ltd.	68,442	622,989
Petroleo Brasileiro SA (ADR)	21,860	1,414,342
Royal Dutch Shell PLC-Class B	20,349	834,950
Total SA	18,664	1,512,399

		8,733,543

		11,936,412

Consumer Discretionary—11.6%
Auto Components—0.6%
Denso Corp.	12,800	480,097

Automobiles—2.6%
Fiat SpA	42,976	1,298,206
Porsche AG	227	484,185
Suzuki Motor Corp.	12,600	371,278

		2,153,669

Hotels Restaurants & Leisure—2.0%
Accor SA	5,904	523,801
Ladbrokes PLC	54,636	481,973
OPAP, SA	8,937	345,507
Punch Taverns PLC	16,544	332,236

		1,683,517

Household Durables—1.0%
Gafisa SA (ADR) (a)	9,700	327,278
Sony Corp.	6,300	302,844
Urbi Desarrollos Urbanos SA de C.V. (a)	44,800	160,974

		791,096

Leisure Equipment & Products—0.8%
Nikon Corp.	19,000	649,341

Media—2.5%
Eutelsat Communications	19,018	470,888
Grupo Televisa SA (Sponsored) (ADR)	11,800	285,206
Naspers Ltd.-Class N	17,218	476,598
Pearson PLC	22,492	348,044
WPP Group PLC	34,286	462,609

		2,043,345

Multiline Retail—0.7%
Don Quijote Co., Ltd.	13,700	281,776
J Front Retailing Co. Ltd. (a)	34,000	334,480

		616,256

Specialty Retail—1.4%
Esprit Holdings Ltd.	27,469	435,250
Inditex SA	6,447	435,781
Praktiker Bau- und Heimwerkermaerkte AG	6,464	241,367

		1,112,398

		9,529,719

Industrials—10.3%
Aerospace & Defense—1.2%
BAE Systems PLC	95,279	957,463

Building Products—0.5%
Cie de Saint-Gobain	3,732	389,690

Commercial Services & Supplies—0.5%
Michael Page International PLC	48,292	407,914

Electrical Equipment—1.3%
ABB Ltd.	30,434	798,363
Fuji Electric Holdings Co., Ltd.	62,000	275,280

		1,073,643

Industrial Conglomerates—1.1%
Siemens AG	6,775	927,580

Machinery—2.7%
Atlas Copco AB-Class A	63,837	1,099,807
Komatsu Ltd.	25,400	846,735
NGK Insulators Ltd.	9,000	288,308

		2,234,850

Trading Companies & Distributors—3.0%
Mitsubishi Corp.	35,700	1,124,372
Mitsui & Co., Ltd.	55,000	1,330,114

		2,454,486

		8,445,626

Materials—9.6%
Chemicals—1.3%
Bayer AG	7,801	618,938
Incitec Pivot Ltd.	5,466	413,120

		1,032,058

Metals & Mining—8.3%
Cia Vale do Rio Doce (Sponsored) (ADR)	85,200	2,423,940
Equinox Minerals Ltd. (a)	105,732	444,337
Rio Tinto PLC	24,429	2,102,523
Xstrata PLC	27,721	1,840,929

		6,811,729

		7,843,787

Information Technology—7.4%
Communications Equipment—2.5%
Nokia OYJ	53,190	2,018,210

Electronic Equipment & Instruments—1.0%
HON HAI Precision Industry Co. Ltd.	39,000	293,763
Hoya Corp.	7,600	258,263
Murata Manufacturing Co., Ltd.	4,300	308,293

		860,319

IT Services—1.4%
Cap Gemini SA	7,108	437,260
Infosys Technologies Ltd. (ADR)	9,800	474,222
Otsuka Corp.	2,500	244,972

		1,156,454

Office Electronics—0.9%
Konica Minolta Holdings, Inc.	43,000	725,990

Semiconductors & Semiconductor Equipment—1.6%
Advanced Semiconductor Engineering, Inc.	367,000	401,146
ASML Holding NV (a)	10,810	356,690
MediaTek, Inc.	32,000	575,243

		1,333,079

		6,094,052

Telecommunication Services—6.5%
Diversified Telecommunication Services—2.5%
Iliad SA	2,216	205,379
Neuf Cegetel	10,340	452,752
Telefonica SA	41,216	1,151,497
Telekom Austria AG	8,992	235,523

		2,045,151

Wireless Telecommunication Services—4.0%
America Movil SAB de CV Series L (ADR)	9,600	614,400
Bharti Airtel Ltd. (a)	15,891	373,684
China Mobile Ltd.	14,771	242,368
Orascom Telecom Holding SAE (GDR) (b)	4,518	295,477
Vimpel-Communications (ADR)	15,475	418,444
Vodafone Group PLC	364,429	1,313,577

		3,257,950

		5,303,101

Health Care—5.4%
Biotechnology—0.5%
CSL Ltd./Australia	4,136	392,436

Health Care Equipment & Supplies—1.2%
Essilor International SA	10,539	660,756
Nobel Biocare Holding AG	1,249	338,355

		999,111

Pharmaceuticals—3.7%
Daiichi Sankyo Co., Ltd.	10,200	305,792
Merck KGaA	2,702	329,378
Novartis AG	17,112	941,388
Roche Holding AG	5,924	1,072,671
Teva Pharmaceutical Industries Ltd. (ADR)	8,600	382,442

		3,031,671

		4,423,218

Consumer Staples—4.2%
Beverages—0.7%
Fomento Economico Mexicano SAB de CV (ADR)	8,468	316,703
Pernod-Ricard SA	1,375	299,091

		615,794

Food Products—1.6%
Nestle SA	2,912	1,305,422

Personal Products—0.8%
L’Oreal SA	5,008	655,691

Tobacco—1.1%
British American Tobacco PLC	17,611	630,293
Japan Tobacco, Inc.	46	252,276

		882,569

		3,459,476

Utilities—2.1%
Electric Utilities—1.3%
CEZ	10,197	624,147
Cia Energetica de Minas Gerais (Sponsored) (ADR)	19,426	414,356

		1,038,503

Independent Power Producers & Energy Traders—0.8%
NTPC Ltd.	145,200	706,733

		1,745,236

Total Common Stocks (cost $55,842,558)		80,361,841

	Principal Amount (000)
SHORT-TERM INVESTMENTS—0.9%
Time Deposit—0.9%
The Bank of New York
3.75%, 10/01/07 (cost $683,000)	$683	683,000

Total Investments—98.9%
(cost $56,525,558)		81,044,841
Other assets less liabilities—1.1%		931,821

Net Assets—100.0%		$81,976,662

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of this security amounted to $295,477 or 0.4% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

Country Breakdown *

September 30, 2007 (unaudited)

Summary

15.6%	United Kingdom
12.9%	Switzerland
10.3%	Japan
9.7%	Australia
7.6%	France
6.4%	Brazil
5.0%	China
3.7%	Germany
3.3%	Italy
2.7%	Spain
2.5%	Finland
2.1%	Russia
1.9%	India
15.5%	Other
0.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 1.9% or less in the following countries: Argentina, Austria, Canada, Czech Republic, Egypt, Greece, Hong Kong, Indonesia, Ireland, Israel, Malaysia, Mexico, Netherlands, Netherlands Antilles, South Africa, Sweden, Taiwan, Turkey.

AllianceBernstein Variable Products Series

Fund

International Value Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Financials - 34.5%
Capital Markets - 3.2%
Credit Suisse Group	809,700	$53,815,883
Deutsche Bank AG	329,100	42,267,797

		96,083,680

Commercial Banks - 17.4%
Bank Hapoalim BM	990,700	5,124,318
Barclays PLC	4,138,400	50,307,740
BNP Paribas SA	570,620	62,446,012
Credit Agricole SA	1,475,333	56,467,273
HBOS PLC	4,332,280	81,072,093
Kookmin Bank	247,600	20,421,996
Mitsubishi UFJ Financial Group, Inc.	5,940	56,792,895
Royal Bank of Scotland Group PLC	6,918,222	74,646,393
Societe Generale	335,931	56,523,530
Sumitomo Mitsui Financial Group, Inc.	8,348	64,765,502

		528,567,752

Consumer Finance - 2.1%
ORIX Corp.	285,120	64,616,118

Diversified Financial Services - 4.1%
Fortis (Euronext Brussels)	1,093,100	32,229,022
ING Groep NV	2,070,871	92,028,153

		124,257,175

Insurance - 7.3%
Allianz SE	383,300	89,282,521
Aviva PLC	2,472,997	37,079,331
Fondiaria-Sai SpA (ordinary shares)	372,337	17,492,306
Fondiaria-Sai SpA (saving shares)	51,100	1,663,340
Muenchener Rueckversicherungs AG	392,200	75,079,978

		220,597,476

Real Estate Management & Development - 0.4%
Leopalace21 Corp.	223,000	7,292,382
Sino Land Co.	1,783,197	4,422,881

		11,715,263

		1,045,837,464

Materials - 14.7%
Chemicals - 4.3%
BASF AG	547,400	75,940,116
Mitsubishi Chemical Holdings Corp.	3,321,000	28,840,415
Mitsui Chemicals, Inc.	2,457,000	24,252,055

		129,032,586

Construction Materials - 0.4%
Buzzi Unicem SpA	513,712	13,331,969

Metals & Mining - 8.7%
Antofagasta PLC	864,300	13,483,117
ArcelorMittal	779,824	59,824,796
JFE Holdings, Inc.	1,081,500	76,273,790
Kazakhmys PLC	785,100	22,472,361
Posco	57,800	41,826,461
Xstrata PLC	756,180	50,217,308

		264,097,833

Paper & Forest Products - 1.3%
Stora Enso Oyj-Class R	1,675,300	32,530,399
Svenska Cellulosa AB-Class B	344,400	6,406,573

		38,936,972

		445,399,360

Energy - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
China Petroleum & Chemical Corp.-Class H	27,374,000	33,739,803
ENI SpA	1,753,500	64,752,565
Petroleo Brasileiro SA (ADR)	957,700	61,963,190
Repsol YPF SA	851,400	30,296,183
Royal Dutch Shell PLC-Class A	2,091,900	86,183,053
Total SA	531,400	43,060,905

		319,995,699

Consumer Discretionary - 10.2%
Auto Components - 2.9%
Compagnie Generale des Etablissements Michelin-Class B	395,100	53,274,855
Hyundai Mobis	313,312	33,161,516

		86,436,371

Automobiles - 4.6%
Nissan Motor Co., Ltd.	5,711,700	56,986,810
Renault SA	572,200	83,027,048

		140,013,858

Household Durables - 1.6%
Sharp Corp.	2,351,000	42,490,795
Taylor Wimpey PLC	1,043,423	5,891,219

		48,382,014

Media - 1.1%
Lagardere SCA	408,000	34,752,007

		309,584,250

Information Technology - 7.5%
Computers & Peripherals - 3.5%
Compal Electronics, Inc. (GDR)	2,174,835	12,295,213
Fujitsu, Ltd.	6,093,000	42,869,881
Toshiba Corp.	5,545,000	51,526,759

		106,691,853

Electronic Equipment & Instruments - 1.1%
AU Optronics Corp.	19,093,630	32,553,984

Office Electronics - 0.0%
Canon, Inc.	50	2,713

Semiconductors & Semiconductor Equipment - 2.9%
Hynix Semiconductor, Inc. (a)	810,700	27,626,124
Samsung Electronics Co., Ltd.	25,510	15,962,599
Siliconware Precision Industries Co.	3,277,408	7,410,499
United Microelectronics Corp.	52,712,351	37,716,749

		88,715,971

		227,964,521

Utilities - 5.4%
Electric Utilities - 3.6%
E.ON AG	452,700	83,429,303
The Tokyo Electric Power Co.	1,034,000	26,051,734

		109,481,037

Multi-Utilities - 1.8%
RWE AG	427,740	53,644,986

		163,126,023

Industrials - 5.1%
Aerospace & Defense - 1.4%
BAE Systems PLC	3,426,500	34,433,044
European Aeronautic Defence & Space Co., NV	247,630	7,607,875

		42,040,919

Airlines - 1.5%
Air France-KLM	515,700	18,944,358
Deutsche Lufthansa AG	898,200	25,869,824

		44,814,182

Marine - 2.2%
Mitsui OSK Lines Ltd.	2,925,000	47,065,313
Nippon Yusen KK	2,000,000	19,422,420

		66,487,733

		153,342,834

Telecommunication Services - 3.8%
Diversified Telecommunication Services - 1.7%
China Netcom Group Corp. Ltd.	11,096,500	29,608,254
Nippon Telegraph & Telephone Corp.	4,377	20,336,836

		49,945,090

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC	17,609,975	63,474,780

		113,419,870

Health Care - 3.5%
Pharmaceuticals - 3.5%
AstraZeneca PLC	586,800	29,369,903
GlaxoSmithKline PLC	787,600	20,889,550
Sanofi-Aventis	651,627	55,223,925

		105,483,378

Consumer Staples - 1.2%
Food & Staples Retailing - 1.2%
Koninklijke Ahold NV (a)	2,472,640	37,314,806

Total Common Stocks (cost $2,347,879,270)		2,921,468,205

NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Samsung Electronics Co., Ltd. (cost $6,812,006)	14,500	6,719,621

RIGHTS - 0.2%
Financials - 0.2%
Diversified Financial Services - 0.2%
Fortis (a) (cost $0)	1,093,100	5,798,360

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
The Bank of New York 3.75%, 10/01/07 (cost $42,638,000)	$42,638	42,638,000

Total Investments - 98.3% (cost $2,397,329,276)		2,976,624,186
Other assets less liabilities - 1.7%		50,763,051

Net Assets - 100.0%		$3,027,387,237

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index	415	December 2007	$26,206,664	$26,102,825	$(103,839)

(a)	Non-income producing security.

An amount equivalent to U.S. $1,864,065 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

September 30, 2007 (unaudited)

Summary

21.2%	Japan
19.1%	United Kingdom
15.6%	France
15.0%	Germany
4.9%	South Korea
4.6%	Netherlands
3.3%	Italy
3.0%	Taiwan
2.1%	Brazil
2.0%	Luxembourg
1.8%	Switzerland
1.3%	Belgium
1.1%	Hong Kong
3.6%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.1% or less in the following countries: China, Finland, Israel, Spain, Sweden.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—97.3%
Information Technology—28.8%
Communications Equipment—6.0%
Cisco Systems, Inc. (a)	1,071,600	$35,480,676
Qualcomm, Inc.	217,450	9,189,437
Research In Motion Ltd. (a)	54,300	5,351,265

		50,021,378

Computers & Peripherals—9.6%
Apple, Inc. (a)	344,900	52,955,946
Hewlett-Packard Co.	527,000	26,239,330

		79,195,276

Internet Software & Services—6.3%
Google, Inc.-Class A (a)	91,610	51,967,605

Semiconductors & Semiconductor Equipment—5.4%
Broadcom Corp.-Class A (a)	459,950	16,760,578
Intel Corp.	579,500	14,985,870
NVIDIA Corp. (a)	367,200	13,307,328

		45,053,776

Software—1.5%
Adobe Systems, Inc. (a)	286,650	12,515,139

		238,753,174

Health Care—15.3%
Biotechnology—6.1%
Celgene Corp. (a)	185,000	13,192,350
Genentech, Inc. (a)	208,800	16,290,576
Gilead Sciences, Inc. (a)	515,500	21,068,485

		50,551,411

Health Care Equipment & Supplies—2.0%
Alcon, Inc.	118,650	17,076,108

Health Care Providers & Services—3.7%
Medco Health Solutions, Inc. (a)	111,750	10,101,082
WellPoint, Inc. (a)	256,750	20,262,710

		30,363,792

Pharmaceuticals—3.5%
Abbott Laboratories	358,100	19,201,322
Merck & Co., Inc.	114,600	5,923,674
Teva Pharmaceutical Industries Ltd. (ADR)	85,300	3,793,291

		28,918,287

		126,909,598

Financials—15.3%
Capital Markets—9.4%
The Blackstone Group LP (a)	453,200	11,366,256
Franklin Resources, Inc.	189,750	24,193,125
The Goldman Sachs Group, Inc.	44,060	9,549,565
Legg Mason, Inc.	155,390	13,097,823
Merrill Lynch & Co., Inc.	229,100	16,330,248
MF Global Ltd. (a)	111,500	3,233,500

		77,770,517

Diversified Financial Services—5.9%
CME Group, Inc.-Class A	47,075	27,649,501
Moody's Corp.	202,300	10,195,920
NYSE Euronext	137,000	10,846,290

		48,691,711

		126,462,228

Industrials—13.9%
Aerospace & Defense—8.8%
Boeing Co.	294,400	30,909,056
Honeywell International, Inc.	361,500	21,498,405
Spirit Aerosystems Holdings, Inc.-Class A (a)	334,600	13,029,324
United Technologies Corp.	89,100	7,170,768

		72,607,553

Construction & Engineering—1.4%
Fluor Corp.	81,450	11,727,171

Electrical Equipment—1.5%
ABB Ltd. (ADR)	187,400	4,915,502
Emerson Electric Co.	140,000	7,450,800

		12,366,302

Machinery—2.2%
Deere & Co.	123,450	18,322,449

		115,023,475

Consumer Discretionary—7.4%
Hotels Restaurants & Leisure—1.6%
McDonald’s Corp.	30,800	1,677,676
Starwood Hotels & Resorts Worldwide, Inc.	189,900	11,536,425

		13,214,101

Media—2.6%
Comcast Corp.-Special-Class A (a)	912,250	21,857,510

Multiline Retail—3.2%
Kohl’s Corp. (a)	271,100	15,542,163
Target Corp.	174,500	11,092,965

		26,635,128

		61,706,739

Energy—6.4%
Energy Equipment & Services—6.0%
Baker Hughes, Inc.	261,650	23,645,310
Schlumberger, Ltd.	244,800	25,704,000

		49,349,310

Oil, Gas & Consumable Fuels—0.4%
Petro-Canada	60,900	3,495,051

		52,844,361

Consumer Staples—4.6%
Beverages—1.3%
PepsiCo, Inc.	147,900	10,835,154

Food Products—1.0%
WM Wrigley Jr Co.	126,600	8,131,518

Household Products—2.3%
Colgate-Palmolive Co.	111,200	7,930,784
Procter & Gamble Co.	165,200	11,620,168

		19,550,952

		38,517,624

Materials—4.5%
Chemicals—4.5%
Air Products & Chemicals, Inc.	143,450	14,023,672
Monsanto Co.	274,300	23,518,482

		37,542,154

Telecommunication Services—1.1%
Wireless Telecommunication Services—1.1%
America Movil SAB de CV Series L (ADR)	138,950	8,892,800

Total Common Stocks (cost $627,604,406)		806,652,153

	Principal Amount (000)
SHORT-TERM INVESTMENTS—1.0%
Time Deposit—1.0%
The Bank of New York
3.75%, 10/01/07 (cost $8,178,000)	$8,178	8,178,000

Total Investments—98.3%
(cost $635,782,406)		814,830,153
Other assets less liabilities—1.7%		13,942,926

Net Assets—100.0%		$828,773,079

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	—	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

	Yield	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS—100.2%
Commercial Paper—77.8%
ASB Finance Ltd. London
1/22/08 (a)	5.64%	$850	$835,246
Bank of America
12/04/07	5.51%	1,500	1,485,493
Bank of Montreal
11/05/07	5.70%	900	895,061
Banque Caisse Depargne Letat C
10/18/07	5.39%	1,600	1,595,965
Barclays US Funding
11/13/07	5.45%	1,600	1,589,728
BNP Paribas Finance, Inc.
10/15/07	5.43%	1,700	1,696,447
Caisse Centrale Jardinsduque
12/10/07 (a)	5.61%	750	741,935
Calyon North America, Inc.
11/09/07	5.34%	1,450	1,441,682
Canadian Imperial Bank
2/04/08	5.60%	750	735,641
Citigroup Funding Inc.
10/01/07	5.31%	1,600	1,600,000
Deutsche Bank Finance LLC
10/17/07	5.33%	900	897,888
DNB Nor Bank Asa
10/26/07	5.30%	800	797,133
Fortis Banque Luxembourg
10/19/07	5.24%	750	748,050
Galaxy Funding Inc.
10/09/07 (a)	5.32%	1,500	1,498,250
General Electric Cap Corp.
12/18/07	4.81%	1,450	1,435,077
Goldman Sachs Group, Inc.
10/25/07	5.29%	1,000	996,560
HBOS Treasury
10/11/07	5.30%	1,900	1,897,266
HSBC USA Inc.
10/16/07	5.44%	1,700	1,696,175
ING (US) Funding LLC
10/23/07	5.42%	900	897,046

JPMorgan Chase & Co.
11/19/07	5.29%	1,700	1,687,922
Merrill Lynch
10/02/07	5.31%	900	899,868
Metlife Inc.
11/16/07 (a)	5.04%	850	844,569
Morgan Stanley
12/20/07	5.53%	900	889,140
Natexis Banq US Fin Co
11/07/07	5.29%	700	696,223
Prudential PLC
11/01/07 (a)	5.33%	1,600	1,592,753
Royal Bank of Scotland PLC
10/24/07	5.49%	1,450	1,444,951
San Paolo IMI US Finl Co
11/08/07	5.24%	700	696,158
State Street Corp.
11/23/07	4.94%	1,450	1,439,540
Svenska Handelsbanken Inc.
10/22/07	5.31%	800	797,555
Swedbank
10/26/07	5.44%	750	747,198
Toronto Dominion HLD USA
10/01/07 (a)	5.31%	900	900,000
Toyota Motor Credit Corp.
12/03/07	5.34%	1,500	1,486,166
Westpac Trust Sec NZ Ltd.
11/01/07 (a)	5.48%	750	746,500

			38,349,186

U.S. Government & Government Sponsored Agency Obligations—8.8%
Federal Home Loan Bank
11/20/07	4.64%	1,450	1,440,736
Federal Home Loan Mortgage Corp.
12/17/07	4.61%	1,450	1,435,842
Federal National Mortgage Association
12/19/07	4.57%	1,500	1,485,122

			4,361,700

Corporates—Investment Grades—7.5% Financial Institutions—7.5% Finance—5.5%
K2 USA LLC
1/22/08 (a)(b)	5.48%	700	699,999
Series MTN
5/01/08 (a)(b)	5.31%	1,000	1,000,000
Sigma Finance, Inc.
4/30/08 (a)(b)	5.30%	1,000	1,000,000

			2,699,999

Banking—2.0%
World Savings Bank FSB
5/08/08 (b)	5.82%	1,000	1,000,174

			3,700,173

Certificate of Deposit—6.1%
American Express Bank FSB
10/25/07	5.06%	850	850,000
Union Bank of California
10/30/07	5.31%	700	700,000
Wells Fargo Bank
10/31/07	4.82%	1,450	1,450,000

			3,000,000

Total Investments—100.2%
(cost $49,411,059)			49,411,059
Other assets less liabilities—(0.2)%			(117,110)

Net Assets—100.0%			$49,293,949

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $9,859,252 or 20.0% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2007.

AllianceBernstein Variable Products Series

Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Retail - 26.3%
Regional Mall - 17.3%
General Growth Properties, Inc.	75,600	$4,053,672
Macerich Co.	17,600	1,541,408
Simon Property Group, Inc.	68,300	6,830,000
Taubman Centers, Inc.	40,200	2,200,950

		14,626,030

Shopping Center/Other Retail - 9.0%
Developers Diversified Realty Corp.	34,800	1,944,276
Kimco Realty Corp.	74,900	3,386,229
Tanger Factory Outlet Centers	55,700	2,260,863

		7,591,368

		22,217,398

Equity:Other - 26.3%
Diversified/Specialty - 17.4%
Alexandria Real Estate Equities, Inc.	24,200	2,329,492
Digital Realty Trust, Inc.	85,200	3,356,028
Entertainment Properties Trust	16,700	848,360
Forest City Enterprises, Inc.-Class A	32,000	1,765,120
Rayonier, Inc.	24,300	1,167,372
Vornado Realty Trust	47,900	5,237,865

		14,704,237

Health Care - 8.9%
HCP, Inc.	46,800	1,552,356
Nationwide Health Properties, Inc.	41,600	1,253,408
Omega Healthcare Investors, Inc.	64,100	995,473
Ventas, Inc.	89,100	3,688,740

		7,489,977

		22,194,214

Lodging - 15.1%
Lodging - 15.1%
Ashford Hospitality Trust, Inc.	8,500	85,425
DiamondRock Hospitality Co.	59,700	1,039,377
FelCor Lodging Trust, Inc.	69,500	1,385,135
Hilton Hotels Corp.	47,600	2,212,924
Host Hotels & Resorts, Inc.	128,840	2,891,170
LaSalle Hotel Properties	11,600	488,128
Starwood Hotels & Resorts Worldwide, Inc.	33,400	2,029,050
Strategic Hotels & Resorts, Inc.	79,800	1,643,082
Sunstone Hotel Investors, Inc.	39,200	1,005,088

		12,779,379

Residential - 13.8%
Multi-Family - 11.7%
Apartment Investment & Management Co.-Class A	42,700	1,927,051
AvalonBay Communities, Inc.	18,200	2,148,692
Camden Property Trust	16,900	1,085,825
Equity Residential	20,600	872,616
Essex Property Trust, Inc.	12,700	1,493,139
Mid-America Apartment Communities, Inc.	34,700	1,729,795
UDR, Inc.	27,700	673,664

		9,930,782

Self Storage - 2.1%
Public Storage	22,100	1,738,165

		11,668,947

Industrial - 9.6%
Industrial Warehouse Distribution - 9.6%
AMB Property Corp.	22,000	1,315,820
First Industrial Realty Trust, Inc.	25,800	1,002,846
ProLogis	87,900	5,832,165

		8,150,831

Office - 7.5%
Office - 7.5%
Boston Properties, Inc.	25,200	2,618,280
Brookfield Properties Corp.	52,250	1,301,025
Highwoods Properties, Inc.	9,100	333,697
SL Green Realty Corp.	17,800	2,078,506

		6,331,508

Total Common Stocks (cost $52,274,422)		83,342,277

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
The Bank of New York 3.75%, 10/01/07 (cost $934,000)	$934	934,000

Total Investments - 99.7% (cost $53,208,422)		84,276,277
Other assets less liabilities - 0.3%		238,449

Net Assets - 100.0%		$84,514,726

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series

Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 27.7%
Communications Equipment - 3.0%
Dycom Industries, Inc. (a)	31,200	$955,656
Netgear, Inc. (a)	22,000	669,240
ShoreTel, Inc. (a)	20,700	296,424

		1,921,320

Computers & Peripherals - 0.6%
Data Domain, Inc. (a)	1,100	34,045
Synaptics, Inc. (a)	7,900	377,304

		411,349

Internet Software & Services - 7.2%
comScore, Inc. (a)	14,900	402,300
DealerTrack Holdings, Inc. (a)	33,900	1,419,732
LoopNet, Inc. (a)	26,400	542,256
Omniture, Inc. (a)	25,500	773,160
Switch & Data Facilities Co., Inc. (a)	15,300	249,237
VistaPrint Ltd. (a)	32,600	1,218,262

		4,604,947

IT Services - 1.3%
Authorize.Net Holdings, Inc. (a)	9,200	162,196
Global Cash Access Holdings, Inc. (a)	13,200	139,788
VeriFone Holdings, Inc. (a)	12,600	558,558

		860,542

Semiconductors & Semiconductor Equipment - 7.7%
Advanced Analogic Technologies, Inc. (a)	75,200	800,128
Eagle Test Systems, Inc. (a)	29,010	371,908
Hittite Microwave Corp. (a)	22,700	1,002,205
Integrated Device Technology, Inc. (a)	42,530	658,364
Monolithic Power Systems, Inc. (a)	22,700	576,580
ON Semiconductor Corp. (a)	78,600	987,216
Verigy Ltd. (a)	22,800	563,388

		4,959,789

Software - 7.9%
Blackbaud, Inc.	17,420	439,681
Commvault Systems, Inc. (a)	37,400	692,648
Informatica Corp. (a)	16,600	260,620
MICROS Systems, Inc. (a)	12,300	800,361
PROS Holdings, Inc. (a)	20,600	248,642
Quest Software, Inc. (a)	21,220	364,135
Synchronoss Technologies, Inc. (a)	4,500	189,270
Taleo Corp.-Class A (a)	21,400	543,774
THQ, Inc. (a)	30,850	770,633
Ultimate Software Group, Inc. (a)	21,300	743,370

		5,053,134

		17,811,081

Industrials - 19.5%
Aerospace & Defense - 1.5%
Hexcel Corp. (a)	42,700	969,717

Air Freight & Logistics - 0.1%
UTI Worldwide, Inc.	3,800	87,324

Building Products - 0.3%
Dayton Superior Corp. (a)	23,800	197,302

Commercial Services & Supplies - 5.8%
Duff & Phelps Corp.-Class A (a)	7,900	144,965
Huron Consulting Group, Inc. (a)	9,527	691,851
Kenexa Corp. (a)	15,600	480,168
Knoll, Inc.	32,700	580,098
Resources Connection, Inc.	35,100	812,565
Stericycle, Inc. (a)	18,080	1,033,453

		3,743,100

Electrical Equipment - 1.4%
Baldor Electric Co.	22,600	902,870

Machinery - 7.0%
Astec Industries, Inc. (a)	17,300	993,885
Bucyrus International, Inc.-Class A	14,600	1,064,778
IDEX Corp.	23,855	868,083
Kaydon Corp.	9,000	467,910
RBC Bearings, Inc. (a)	22,500	862,875
Watts Water Technologies, Inc.-Class A	6,700	205,690

		4,463,221

Marine - 1.7%
Kirby Corp. (a)	24,400	1,077,016

Trading Companies & Distributors - 1.7%
Houston Wire & Cable Co.	18,700	338,657
MSC Industrial Direct Co.-Class A	14,700	743,673

		1,082,330

		12,522,880

Health Care - 17.6%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	10,400	677,560
Amicus Therapeutics, Inc. (a)	12,500	208,875
Array Biopharma, Inc. (a)	15,500	174,065
Pharmion Corp. (a)	4,700	216,858

		1,277,358

Health Care Equipment & Supplies - 5.6%
Abaxis, Inc. (a)	18,400	413,080
ArthroCare Corp. (a)	12,300	687,447
Hansen Medical, Inc. (a)	25,020	678,292
Masimo Corp. (a)	5,500	141,130
Meridian Bioscience, Inc.	34,950	1,059,684
NuVasive, Inc. (a)	7,800	280,254
TomoTherapy, Inc. (a)	14,900	346,127

		3,606,014

Health Care Providers & Services - 4.2%
HealthExtras, Inc. (a)	22,800	634,524
inVentiv Health, Inc. (a)	3,400	148,988
LHC Group, Inc. (a)	31,600	678,452
Psychiatric Solutions, Inc. (a)	17,100	671,688
WellCare Health Plans, Inc. (a)	5,169	544,968

		2,678,620

Health Care Technology - 1.3%
Trizetto Group (a)	45,900	803,709

Life Sciences Tools & Services - 3.9%
AMAG Pharmaceuticals, Inc. (a)	11,300	646,360
Icon PLC SP (ADR) (a)	19,600	1,000,188
Nektar Therapeutics (a)	18,400	162,472
Ventana Medical Systems, Inc. (a)	4,400	378,004
WuXi PharmaTech Cayman, Inc. (ADR) (a)	11,800	332,760

		2,519,784

Pharmaceuticals - 0.6%
Alexza Pharmaceuticals, Inc. (a)	20,700	179,262
Jazz Pharmaceuticals, Inc. (a)	9,900	110,880
XenoPort, Inc. (a)	2,600	122,330

		412,472

		11,297,957

Consumer Discretionary - 16.9%
Distributors - 2.2%
LKQ Corp. (a)	41,060	1,429,299

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	13,800	591,192
Strayer Education, Inc.	6,500	1,096,095

		1,687,287

Hotels Restaurants & Leisure - 6.1%
Great Wolf Resorts, Inc. (a)	39,300	485,748
Home Inns & Hotels Management, Inc. (ADR) (a)	21,300	741,240
Life Time Fitness, Inc. (a)	16,400	1,005,976
Orient-Express Hotels, Ltd.-Class A	11,700	599,859
Red Robin Gourmet Burgers, Inc. (a)	9,500	407,550
Texas Roadhouse, Inc.-Class A (a)	55,000	643,500

		3,883,873

Leisure Equipment & Products - 0.3%
MarineMax, Inc. (a)	11,900	173,264

Media - 1.3%
Morningstar, Inc. (a)	13,700	841,180

Specialty Retail - 2.3%
Citi Trends, Inc. (a)	20,100	437,376
Coldwater Creek, Inc. (a)	48,850	530,511
Zumiez, Inc. (a)	11,790	523,122

		1,491,009

Textiles Apparel & Luxury Goods - 2.1%
Lululemon Athletica, Inc. (a)	9,700	407,691
Under Armour, Inc.-Class A (a)	7,460	446,257
Volcom, Inc. (a)	12,100	514,492

		1,368,440

		10,874,352

Energy - 9.9%
Energy Equipment & Services - 6.4%
Complete Production Services, Inc. (a)	28,200	577,536
Core Laboratories NV (a)	5,984	762,302
Dril-Quip, Inc. (a)	17,800	878,430
FMC Technologies, Inc. (a)	8,500	490,110
Tesco Corp. (a)	16,700	453,405
W-H Energy Services, Inc.-Class H (a)	13,100	966,125

		4,127,908

Oil, Gas & Consumable Fuels - 3.5%
Bill Barrett Corp. (a)	22,800	898,548
Carrizo Oil & Gas, Inc. (a)	10,100	453,086
EXCO Resources, Inc. (a)	26,000	430,040
Penn Virginia Corp.	9,600	422,208

		2,203,882

		6,331,790

Financials - 4.2%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)	5,600	714,056
Greenhill & Co., Inc.	12,300	750,915
optionsXpress Holdings, Inc.	21,680	566,715

		2,031,686

Commercial Banks - 0.6%
Community Bancorp (a)	15,400	387,156

Diversified Financial Services - 0.2%
Primus Guaranty Ltd. (a)	12,430	130,764

Thrifts & Mortgage Finance - 0.2%
Clayton Holdings, Inc. (a)	17,120	137,131

		2,686,737

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.7%
Cbeyond, Inc. (a)	19,800	807,642
NTELOS Holdings Corp.	31,400	925,044

		1,732,686

Total Common Stocks (cost $47,049,819)		63,257,483

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.4%
Time Deposit - 2.4%
The Bank of New York 3.75%, 10/01/07 (cost $1,520,000)	$1,520	1,520,000

Total Investments - 100.9% (cost $48,569,819)		64,777,483
Other assets less liabilities - (0.9)%		(572,408)

Net Assets - 100.0%		$64,205,075

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series

Fund

Small-Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Industrials - 24.6%
Aerospace & Defense - 1.3%
Goodrich Corp.	89,275	$6,091,233

Airlines - 1.8%
Alaska Air Group, Inc. (a)	109,700	2,532,973
Continental Airlines, Inc.-Class B (a)	94,700	3,127,941
Skywest, Inc.	109,500	2,756,115

		8,417,029

Commercial Services & Supplies - 3.1%
IKON Office Solutions, Inc.	447,500	5,750,375
Kelly Services, Inc.-Class A	83,000	1,644,230
Quebecor World, Inc. (a)	168,000	1,627,920
United Stationers, Inc. (a)	98,795	5,485,098

		14,507,623

Electrical Equipment - 3.8%
Acuity Brands, Inc.	78,800	3,977,824
Cooper Industries, Ltd.-Class A	84,400	4,311,996
EnerSys (a)	181,250	3,220,813
Regal-Beloit Corp.	140,300	6,718,967

		18,229,600

Machinery - 8.2%
AGCO Corp. (a)	124,300	6,310,711
Briggs & Stratton Corp.	170,900	4,303,262
Kennametal, Inc.	97,000	8,146,060
Mueller Industries, Inc.	145,900	5,272,826
SPX Corp.	96,600	8,941,296
Terex Corp. (a)	71,000	6,320,420

		39,294,575

Road & Rail - 5.2%
Arkansas Best Corp.	127,000	4,147,820
Avis Budget Group, Inc. (a)	280,600	6,422,934
Con-way, Inc.	115,625	5,318,750
Ryder System, Inc.	99,000	4,851,000
Werner Enterprises, Inc.	245,100	4,203,465

		24,943,969

Trading Companies & Distributors - 1.2%
GATX Corp.	138,200	5,908,050

		117,392,079

Financials - 21.0%
Commercial Banks - 6.6%
Central Pacific Financial Corp.	176,600	5,156,720
The South Financial Group, Inc.	223,900	5,091,486
Susquehanna Bancshares, Inc.	218,600	4,393,860
Trustmark Corp.	164,806	4,621,160
UnionBanCal Corp.	45,900	2,681,019
Webster Financial Corp.	144,800	6,098,976
Whitney Holding Corp.	130,900	3,453,142

		31,496,363

Insurance - 8.5%
Arch Capital Group Ltd. (a)	114,200	8,497,622
Aspen Insurance Holdings, Ltd.	229,400	6,402,554
Fidelity National Financial, Inc.-Class A	231,000	4,037,880
Old Republic International Corp.	286,875	5,376,038
PartnerRe Ltd.	17,700	1,398,123
Platinum Underwriters Holdings, Ltd.	199,000	7,156,040
RenaissanceRe Holdings, Ltd.	33,600	2,197,776
StanCorp Financial Group, Inc.	112,000	5,545,120

		40,611,153

Real Estate Investment Trusts (REITs) - 4.1%
Ashford Hospitality Trust, Inc.	211,000	2,120,550
Digital Realty Trust, Inc.	104,800	4,128,072
FelCor Lodging Trust, Inc.	189,600	3,778,728
Mid-America Apartment Communities, Inc.	60,000	2,991,000
Strategic Hotels & Resorts, Inc.	85,500	1,760,445
Tanger Factory Outlet Centers	63,600	2,581,524
Taubman Centers, Inc.	40,300	2,206,425

		19,566,744

Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	175,900	4,666,627
Provident Financial Services, Inc.	247,000	4,043,390

		8,710,017

		100,384,277

Materials - 15.0%
Chemicals - 8.0%
Ashland, Inc.	80,825	4,866,473
Celanese Corp. Series A	214,800	8,372,904
Cytec Industries, Inc.	97,300	6,654,347
Lubrizol Corp.	119,200	7,755,152
Methanex Corp.	112,700	2,862,580
Rockwood Holdings, Inc. (a)	216,200	7,746,446

		38,257,902

Containers & Packaging - 2.8%
Aptargroup, Inc.	75,900	2,874,333
Owens-Illinois, Inc. (a)	109,100	4,522,195
Silgan Holdings, Inc.	68,400	3,676,500
Sonoco Products Co.	66,800	2,016,024

		13,089,052

Metals & Mining - 4.2%
Commercial Metals Co.	164,100	5,193,765
Metal Management, Inc.	118,300	6,411,860
Quanex Corp.	57,400	2,696,652
Steel Dynamics, Inc.	125,000	5,837,500

		20,139,777

		71,486,731

Consumer Staples - 7.9%
Beverages - 1.5%
Molson Coors Brewing Co.-Class B	72,600	7,236,042

Food & Staples Retailing - 3.7%
Performance Food Group Co. (a)	211,100	6,360,443
Ruddick Corp.	212,500	7,127,250
Supervalu, Inc.	113,700	4,435,437

		17,923,130

Food Products - 1.3%
Corn Products International, Inc.	77,000	3,531,990
Smithfield Foods, Inc. (a)	78,500	2,472,750

		6,004,740

Tobacco - 1.4%
Universal Corp.	133,000	6,510,350

		37,674,262

Information Technology - 7.8%
Communications Equipment - 1.1%
CommScope, Inc. (a)	104,700	5,260,128

Electronic Equipment & Instruments - 3.7%
Arrow Electronics, Inc. (a)	127,700	5,429,804
AVX Corp.	63,400	1,020,740
Checkpoint Systems, Inc. (a)	121,500	3,206,385
Sanmina-SCI Corp. (a)	411,679	872,760
Solectron Corp. (a)	107,400	418,860
Tech Data Corp. (a)	49,500	1,985,940
Vishay Intertechnology, Inc. (a)	351,000	4,573,530

		17,508,019

Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (a)	170,000	1,958,400
Siliconware Precision Industries Co. (ADR)	243,774	2,949,665
Spansion, Inc.-Class A (a)	240,000	2,028,000
Teradyne, Inc. (a)	159,600	2,202,480
Zoran Corp. (a)	255,900	5,169,180

		14,307,725

		37,075,872

Consumer Discretionary - 7.7%
Auto Components - 3.0%
ArvinMeritor, Inc.	333,200	5,604,424
Autoliv, Inc.	38,500	2,300,375
TRW Automotive Holdings Corp. (a)	203,000	6,431,040

		14,335,839

Hotels Restaurants & Leisure - 1.7%
Jack in the Box, Inc. (a)	47,700	3,092,868
Papa John’s International, Inc. (a)	85,900	2,099,396
Vail Resorts, Inc. (a)	44,200	2,753,218

		7,945,482

Household Durables - 0.7%
Furniture Brands International, Inc.	186,000	1,886,040
KB Home	52,000	1,303,120

		3,189,160

Multiline Retail - 0.3%
Dillard’s, Inc.-Class A	79,100	1,726,753

Specialty Retail - 0.7%
AutoNation, Inc. (a)	121,149	2,146,760
Office Depot, Inc. (a)	55,000	1,134,100

		3,280,860

Textiles Apparel & Luxury Goods - 1.3%
Jones Apparel Group, Inc.	124,200	2,624,346
VF Corp.	44,500	3,593,375

		6,217,721

		36,695,815

Utilities - 6.3%
Electric Utilities - 3.2%
Allegheny Energy, Inc. (a)	44,000	2,299,440
Northeast Utilities	210,200	6,005,414
Reliant Energy, Inc. (a)	274,500	7,027,200

		15,332,054

Gas Utilities - 0.4%
Atmos Energy Corp.	62,000	1,755,840

Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	41,000	3,517,390

Multi-Utilities - 2.0%
Puget Energy, Inc.	171,800	4,203,946
Wisconsin Energy Corp.	114,400	5,151,432

		9,355,378

		29,960,662

Health Care - 5.7%
Health Care Providers & Services - 3.6%
Apria Healthcare Group, Inc. (a)	98,100	2,551,581
Kindred Healthcare, Inc. (a)	130,000	2,328,300
LifePoint Hospitals, Inc. (a)	87,045	2,612,220
Molina Healthcare, Inc. (a)	162,925	5,909,290
Omnicare, Inc.	22,900	758,677
PharMerica Corp. (a)	47,583	709,938
Universal Health Services, Inc.-Class B	37,800	2,057,076

		16,927,082

Life Sciences Tools & Services - 1.6%
PerkinElmer, Inc.	262,300	7,661,783

Pharmaceuticals - 0.5%
Endo Pharmaceuticals Holdings, Inc. (a)	61,375	1,903,239
King Pharmaceuticals, Inc. (a)	60,200	705,544

		2,608,783

		27,197,648

Energy - 3.2%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. (a)	80,675	6,481,430
Oil States International, Inc. (a)	71,600	3,458,280
Rowan Cos., Inc.	52,900	1,935,082

		11,874,792

Oil, Gas & Consumable Fuels - 0.7%
Hess Corp.	49,200	3,273,276

		15,148,068

Total Common Stocks (cost $411,823,102)		473,015,414

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
The Bank of New York 3.75%, 10/01/07 (cost $3,700,000)	$3,700	3,700,000

Total Investments - 100.0% (cost $415,523,102)		476,715,414
Other assets less liabilities - 0.0%		202,793

Net Assets - 100.0%		$476,918,207

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series

Fund

U.S. Government/High Grade Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 39.6%
Fixed Rate 30-Year - 27.6%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 10/01/35	$1,339	$1,244,039
Series 2007
6.00%, 8/01/37	1,583	1,584,984
7.00%, 2/01/37	1,077	1,111,629
Federal National Mortgage Association
4.50%, 9/01/37	745	693,083
Series 2003
5.50%, 4/01/33 - 7/01/33	3,574	3,510,922
Series 2004
5.50%, 4/01/34 - 11/01/34	1,148	1,127,414
6.00%, 9/01/34	718	720,573
Series 2005
4.50%, 8/01/35	1,030	956,470
5.50%, 2/01/35 - 7/01/35	2,728	2,678,280
Series 2006
5.00%, 2/01/36	2,430	2,321,981
5.50%, 1/01/36 - 5/01/36	5,277	5,174,549
6.50%, 9/01/36	813	828,148
Series 2007
4.50%, 8/01/37	459	426,205
5.50%, 5/01/36	1,098	1,076,440
6.00%, 7/01/37 - 8/01/37	504	504,359
6.50%, 6/01/37	839	854,065

		24,813,141

Fixed Rate 15-Year - 4.4%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21	997	977,853
Federal National Mortgage Association
Series 2005
5.00%, 4/01/19	1,666	1,638,842
Series 2006
5.00%, 4/01/21	1,383	1,355,723

		3,972,418

Agency ARMS - 4.3%
Federal Home Loan Mortgage Corp.
Series 2007
6.05%, 4/01/37 (a)	443	447,718
6.102%, 1/01/37 (a)	270	274,343
Federal National Mortgage Association
6.034%, 11/01/36 (a)	157	158,602
6.107%, 3/01/37 (a)	445	452,758
Series 2005
4.382%, 9/01/35 (a)	323	324,976
Series 2006
5.807%, 3/01/36 (a)	468	473,567
5.852%, 11/01/36 (a)	712	721,033
Series 2007
5.775%, 1/01/37 (a)	508	513,820
6.051%, 2/01/37 (a)	435	440,770

		3,807,587

Non-Agency ARMS - 3.3%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.761%, 5/20/36 (a)	417	415,103
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.222%, 5/25/36 (b)	185	186,343
Series 2007-1, Class 21A1
5.733%, 1/25/47 (b)	261	260,949
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.105%, 5/25/35 (b)	477	468,140
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)	569	563,565
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.234%, 5/25/36 (b)	247	248,531
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.066%, 7/25/36 (b)	495	496,948
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.237%, 8/25/35 (b)	316	309,099

		2,948,678

Total Mortgage Pass-Thru’s (cost $35,754,028)		35,541,824

CORPORATES - INVESTMENT GRADES - 24.3%
Industrial - 13.5%
Basic - 1.4%
The Dow Chemical Co.
7.375%, 11/01/29	20	21,885
International Paper Co.
5.30%, 4/01/15	190	183,435
Lubrizol Corp.
4.625%, 10/01/09	120	119,020
Southern Copper Corp.
7.50%, 7/27/35	195	211,714
United States Steel Corp.
6.65%, 6/01/37	239	220,491
Westvaco Corp.
8.20%, 1/15/30	50	52,673
Weyerhaeuser Co.
5.95%, 11/01/08	175	175,876
7.375%, 3/15/32	230	230,774

		1,215,868

Capital Goods - 0.6%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (c)	185	208,000
Tyco International Group, SA
6.00%, 11/15/13	155	156,460
Waste Management, Inc.
6.875%, 5/15/09	205	211,890

		576,350

Communications - Media - 2.2%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	100	102,330
BSKYB Finance UK PLC
5.625%, 10/15/15 (c)	170	163,582
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	125	158,962
Comcast Cable Communications LLC
6.875%, 6/15/09	250	256,867
Comcast Corp.
5.30%, 1/15/14	155	150,485
5.50%, 3/15/11	185	185,356
News America, Inc.
6.55%, 3/15/33	100	98,590
RR Donnelley & Sons Co.
4.95%, 4/01/14	65	61,304
5.50%, 5/15/15	185	179,377
TCI Communications, Inc.
7.875%, 2/15/26	210	231,343
Time Warner Entertainment Co.
8.375%, 3/15/23	235	272,066
WPP Finance Corp.
5.875%, 6/15/14	120	123,013

		1,983,275

Communications - Telecommunications - 4.6%
America Movil SAB de CV
5.75%, 1/15/15	230	228,776
AT&T Corp.
8.00%, 11/15/31	20	24,334
British Telecommunications PLC
8.625%, 12/15/10	310	341,293
Embarq Corp.
6.738%, 6/01/13	20	20,795
7.082%, 6/01/16	355	368,025
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	180	194,762
8.75%, 3/01/31	105	132,935
Pacific Bell
6.625%, 10/15/34	280	274,096
Qwest Corp.
7.50%, 10/01/14	225	234,000
8.875%, 3/15/12	200	218,250
Sprint Capital Corp.
6.875%, 11/15/28	235	226,798
8.375%, 3/15/12	365	401,878
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10	500	488,286
6.375%, 11/15/33	40	38,604
Telefonos De Mexico SA
5.50%, 1/27/15	235	230,153
US Cellular Corp.
6.70%, 12/15/33	250	230,162
Verizon Communications, Inc.
4.90%, 9/15/15	115	109,543
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	170	172,928
Vodafone Group PLC
5.50%, 6/15/11	200	200,532

		4,136,150

Consumer Cyclical - Automotive - 0.1%
DaimlerChrysler North America
4.875%, 6/15/10	110	108,752

Consumer Cyclical - Other - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	179	185,219
7.875%, 5/01/12	187	199,557
Toll Brothers Finance Corp.
5.15%, 5/15/15	40	34,258
6.875%, 11/15/12	95	91,971

		511,005

Consumer Cyclical - Retailers - 0.3%
Ltd. Brands, Inc.
7.60%, 7/15/37	230	231,591

Consumer Non-Cyclical - 2.6%
Altria Group, Inc.
7.75%, 1/15/27	155	190,429
Bunge Ltd Finance Corp.
5.10%, 7/15/15	71	66,125
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)	245	234,089
ConAgra Foods, Inc.
7.875%, 9/15/10	102	109,821
Fisher Scientific International, Inc.
6.125%, 7/01/15	230	225,804
6.75%, 8/15/14	45	45,313
Fortune Brands, Inc.
5.125%, 1/15/11	115	114,010
Kraft Foods, Inc.
4.125%, 11/12/09	415	407,821
5.25%, 10/01/13	220	215,894
The Kroger Co.
6.80%, 12/15/18	75	78,401
Reynolds American, Inc.
7.625%, 6/01/16	210	223,588
Safeway, Inc.
4.125%, 11/01/08	73	72,441
Tyson Foods, Inc.
6.85%, 4/01/16	220	226,714
Wyeth
5.50%, 2/01/14	141	140,211

		2,350,661

Energy - 0.4%
Amerada Hess Corp.
7.875%, 10/01/29	165	189,654
Valero Energy Corp.
6.875%, 4/15/12	180	189,674

		379,328

Technology - 0.7%
Electronic Data Systems Corp.
7.45%, 10/15/29	90	91,069
Series B
6.50%, 8/01/13	281	283,509
International Business Machines Corp.
4.375%, 6/01/09	90	89,888
Motorola, Inc.
6.50%, 9/01/25	125	121,040
7.50%, 5/15/25	25	25,948
7.625%, 11/15/10	22	23,360
Xerox Corp.
7.625%, 6/15/13	40	41,562

		676,376

		12,169,356

Financial Institutions - 7.4%
Banking - 2.6%
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)	365	394,666
Huntington National Bank
4.375%, 1/15/10	250	244,860
JPMorgan Chase & Co.
6.75%, 2/01/11	285	299,426
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (b)	105	99,810
RBS Capital Trust III
5.512%, 9/30/14 (b)	335	313,439
Resona Preferred Global Securities
7.191%, 7/30/15 (b)(c)	135	135,475
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (b)	115	120,321
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	180	195,621
UFJ Finance Aruba AEC
6.75%, 7/15/13	240	248,402
Wachovia Capital Trust III
5.80%, 3/15/11 (b)	180	178,792
Zions Bancorporation
5.50%, 11/16/15	105	100,832

		2,331,644

Brokerage - 0.9%
The Bear Stearns Cos, Inc.
5.30%, 10/30/15	100	93,547
Goldman Sachs Group, Inc.
4.75%, 7/15/13	125	119,308
5.125%, 1/15/15	105	100,817
Lehman Brothers Holdings, Inc.
6.00%, 5/03/32 (b)	225	205,932
6.50%, 7/19/17	75	76,008
Merrill Lynch & Co. Inc
6.11%, 1/29/37	250	235,302

		830,914

Finance - 2.0%
Capital One Bank
4.25%, 12/01/08	100	98,851
6.50%, 6/13/13	140	141,898
Capital One Financial Corp.
5.50%, 6/01/15	42	40,017
CIT Group, Inc.
5.65%, 2/13/17	240	222,980
Countrywide Financial Corp.
6.25%, 5/15/16	115	104,071
Series MTN
5.80%, 6/07/12	261	244,631
Countrywide Home Loans, Inc.
4.00%, 3/22/11	111	99,387
4.25%, 12/19/07	265	261,933
General Electric Capital Corp.
4.375%, 11/21/11	35	33,980
6.75%, 3/15/32	20	22,019
HSBC Finance Corp.
7.00%, 5/15/12	115	120,908
iStar Financial, Inc.
5.15%, 3/01/12	145	134,169
Series B
5.95%, 10/15/13	230	215,856

		1,740,700

Insurance - 1.7%
The Allstate Corp.
6.125%, 5/15/37 (b)	215	210,799
Assurant, Inc.
5.625%, 2/15/14	70	68,377
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	205	196,518
Humana, Inc.
6.30%, 8/01/18	215	214,976
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (c)	145	141,823
WellPoint, Inc.
4.25%, 12/15/09	320	315,215
XL Capital Ltd.
5.25%, 9/15/14	235	225,011
6.25%, 5/15/27	200	187,749

		1,560,468

REITS - 0.2%
Simon Property Group LP
6.375%, 11/15/07	145	145,061

		6,608,787

Utility - 2.9%
Electric - 2.0%
Carolina Power & Light Co.
6.50%, 7/15/12	215	225,504
Consumers Energy Co.
Series C
4.25%, 4/15/08	130	129,081
Exelon Corp.
6.75%, 5/01/11	95	98,829
FirstEnergy Corp.
Series B
6.45%, 11/15/11	95	98,217
Series C
7.375%, 11/15/31	105	114,905
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	135	137,084
Nisource Finance Corp.
7.875%, 11/15/10	110	117,742
Pacific Gas & Electric Co.
4.80%, 3/01/14	215	204,952
Progress Energy, Inc.
7.10%, 3/01/11	73	76,775
Public Service Company of Colorado
7.875%, 10/01/12	100	110,631
TXU Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)	235	239,421
Wisconsin Energy Corp.
6.25%, 5/15/67 (b)	204	192,327

		1,745,468

Natural Gas - 0.9%
Duke Energy Field Services Corp.
7.875%, 8/16/10	70	74,660
Energy Transfer Partners
6.125%, 2/15/17	230	221,969
6.625%, 10/15/36	245	231,048
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	95	93,056
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (b)	235	225,540

		846,273

		2,591,741

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Gaz Capital For Gazprom
6.212%, 11/22/16 (c)	460	453,238

Total Corporates - Investment Grades (cost $21,695,265)		21,823,122

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.3%
Non-Agency Fixed Rate CMBS - 14.2%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	330	334,713
Series 2004-4, Class A3
4.128%, 7/10/42	410	401,873
Series 2004-6, Class A2
4.161%, 12/10/42	525	513,866
Series 2005-6, Class A4
5.353%, 9/10/47 (b)	680	662,663
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (b)	505	493,465
Series 2005-T18, Class A4
4.933%, 2/13/42 (b)	530	511,437
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	326	322,740
Series 2005-C1, Class A4
5.014%, 2/15/38 (b)	450	428,842
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	455	449,331
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35	450	425,084
Series 2005-GG3, Class A2
4.305%, 8/10/42	530	522,239
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (b)	300	297,321
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	95	91,816
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (b)	550	532,945
Series 2005-LDP3, Class A2
4.851%, 8/15/42	405	399,263
Series 2005-LDP4, Class A2
4.79%, 10/15/42	465	457,843
Series 2005-LDP5, Class A2
5.198%, 12/15/44	360	357,705
Series 2006-CB14, Class A4
5.481%, 12/12/44 (b)	195	192,640
Series 2006-CB15, Class A4
5.814%, 6/12/43 (b)	290	292,483
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	430	403,727
Series 2004-C4, Class A4
5.295%, 6/15/29 (b)	830	827,177
Series 2004-C8, Class A2
4.201%, 12/15/29	420	411,145
Series 2005-C1, Class A4
4.742%, 2/15/30	365	345,320
Series 2005-C7, Class A4
5.197%, 11/15/30 (b)	340	329,479
Series 2006-C1, Class A4
5.156%, 2/15/31	485	475,086
Series 2006-C6, Class A4
5.372%, 9/15/39	530	518,470
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.244%, 11/12/37 (b)	280	273,535
Series 2005-MKB2, Class A2
4.806%, 9/12/42	655	648,289
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.91%, 6/12/46 (b)	145	147,925
Morgan Stanley Capital I
Series 2005-T17, Class A5
4.78%, 12/13/41	655	626,172

		12,694,594

Non-Agency Adjustable Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
6.238%, 3/06/20 (a)(c)	115	112,125

Total Commercial Mortgage-Backed Securities (cost $13,034,556)		12,806,719

U.S. TREASURIES - 6.5%
U.S. Treasury Bonds
4.50%, 2/15/36	3,545	3,360,827
8.75%, 5/15/17	400	526,812
U.S. Treasury Notes
4.875%, 5/31/11	1,935	1,985,794

Total U.S. Treasuries (cost $5,750,047)		5,873,433

ASSET-BACKED SECURITIES - 4.6%
Home Equity Loans - Floating Rate - 2.9%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
5.881%, 12/25/32 (a)	136	136,133
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.281%, 4/25/22 (a)	24	22,471
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (d)	218	216,333
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
5.301%, 12/25/35 (a)	285	281,751
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
5.798%, 1/20/35 (a)	178	174,333
Home Equity Asset Trust
Series 2007-2, Class M1
5.935%, 7/25/37 (a)	475	436,805
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.241%, 11/25/36 (a)	490	484,717
Option One Mortgage Loan Trust
Series 2007-2, Class M1
5.491%, 3/25/37 (a)	160	146,853
RAAC Series
Series 2006-SP3, Class A1
5.211%, 8/25/36 (a)	119	118,481
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
5.301%, 3/25/35 (a)	108	107,220
Series 2005-RZ1, Class A2
5.331%, 4/25/35 (a)	221	218,818
Saxon Asset Securities Trust
Series 2005-4, Class A2B
5.311%, 11/25/37 (a)	171	171,156
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
5.211%, 12/25/36 (a)	96	95,319
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
5.211%, 1/25/36 (a)	45	44,446

		2,654,836

Home Equity Loans - Fixed Rate - 1.3%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (d)	116	103,472
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (b)	475	435,285
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (d)	252	238,930
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (d)	157	155,748
Series 2006-1, Class A2
5.30%, 5/25/36 (d)	120	102,151
Residential Funding Mortgage Securities, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	157	155,885

		1,191,471

Autos - Fixed Rate - 0.3%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09	234	232,927

Other - Fixed Rate - 0.1%
DUNKN
Series 2006-1, Class A2
5.779%, 6/20/31 (c)	100	99,949

Total Asset-Backed Securities (cost $4,329,824)		4,179,183

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 4.3%
Sovereigns - 4.3%
United Mexican States
5.625%, 1/15/17	1,490	1,485,530
7.50%, 1/14/12	425	464,525
Russian Federation
7.50%, 3/31/30 (c)(d)	1,292	1,443,754
Republic of South Africa
5.875%, 5/30/22	455	447,606

Total Government-Related - Non-U.S. Issuers (cost $3,658,336)		3,841,415

MORTGAGE CMO’S - 2.3%
Non-Agency Adjustable Rate - 1.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.988%, 12/25/35 (a)	168	163,111
Series 2007-OA3, Class M1
5.441%, 4/25/47 (a)	145	118,217
Washington Mutual Mortgage Pass Through
Series 2005-AR2, Class 2A22
5.351%, 1/25/45 (a)	6	5,536
Series 2007-OA1, Class A1A
5.683%, 2/25/47 (a)	389	374,955
Series 2007-OA3, Class B1
5.581%, 4/25/47 (a)	449	402,464

		1,064,283

Non-Agency Fixed Rate - 1.1%
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36 (b)	290	291,098
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37	308	312,239
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.525%, 8/25/36 (b)	397	394,899

		998,236

Agency Adjustable Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.582%, 5/28/35 (a)	50	48,059

Total Mortgage CMO’s (cost $2,200,577)		2,110,578

INFLATION-LINKED SECURITIES - 2.1%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS) (cost $1,812,328)	1,837	1,848,463

CORPORATES - NON-INVESTMENT GRADES - 0.2%
Industrial - 0.2%
Basic - 0.2%
Packaging Corp. of America
5.75%, 8/01/13 (cost $152,339)	155	153,461

SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
The Bank of New York
3.75%, 10/01/07 (cost $836,000)	836	836,000

Total Investments - 99.1% (cost $89,223,300)		89,014,198
Other assets less liabilities - 0.9%		838,954

Net Assets - 100.0%		$89,853,152

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$3,505	11/02/07	3 month LIBOR+	4.814%	$35,935
Lehman Brothers	1,500	12/04/11	3 month LIBOR+	4.8504%	19,038
Lehman Brothers	1,000	3/02/16	3 month LIBOR+	5.0625%	(5,002)

(a)	Floating Rate Security. Stated interest rate was in effect at September 30, 2007.

(b)	Variable rate coupon, rate shown as of September 30, 2007.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $3,626,122 or 4.0% of net assets.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2007.

Glossary:
LIBOR	-	London Interbank Offered Rates
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series

Fund

U.S. Large Cap Blended Style Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 23.6%
Capital Markets - 6.3%
The Blackstone Group LP (a)	5,050	$126,654
Deutsche Bank AG	300	38,517
Franklin Resources, Inc.	2,125	270,937
The Goldman Sachs Group, Inc.	555	120,291
Legg Mason, Inc.	1,775	149,615
Merrill Lynch & Co., Inc.	3,740	266,587
MF Global Ltd. (a)	1,200	34,800
Morgan Stanley	1,800	113,400

		1,120,801

Commercial Banks - 1.8%
Comerica, Inc.	900	46,152
Fifth Third Bancorp	1,700	57,596
Keycorp	600	19,398
U.S. Bancorp	1,100	35,783
Wachovia Corp.	1,300	65,195
Wells Fargo & Co.	2,800	99,736

		323,860

Diversified Financial Services - 7.7%
Bank of America Corp.	6,100	306,647
CIT Group, Inc.	1,400	56,280
Citigroup, Inc.	6,300	294,021
CME Group, Inc.-Class A	535	314,232
JPMorgan Chase & Co.	3,800	174,116
Moody’s Corp.	2,250	113,400
NYSE Euronext	1,510	119,547

		1,378,243

Insurance - 6.1%
ACE Ltd.	1,100	66,627
Allstate Corp.	1,500	85,785
AMBAC Financial Group, Inc.	700	44,037
American International Group, Inc.	3,100	209,715
Chubb Corp.	275	14,751
Everest Re Group Ltd.	475	52,364
Genworth Financial, Inc.-Class A	2,000	61,460
Hartford Financial Services Group, Inc.	900	83,295
MBIA, Inc.	500	30,525

MetLife, Inc.	1,500	104,595
Old Republic International Corp.	1,800	33,732
RenaissanceRe Holdings, Ltd.	800	52,328
Torchmark Corp.	600	37,392
The Travelers Cos, Inc.	2,000	100,680
UnumProvident Corp.	2,100	51,387
XL Capital Ltd.-Class A	600	47,520

		1,076,193

Thrifts & Mortgage Finance - 1.7%
Federal Home Loan Mortgage Corp.	1,400	82,614
Federal National Mortgage Association	2,000	121,620
MGIC Investment Corp.	600	19,386
Washington Mutual, Inc.	2,100	74,151

		297,771

		4,196,868

Information Technology - 16.7%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	12,000	397,320
Nokia OYJ (Sponsored) (ADR)	600	22,758
Qualcomm, Inc.	2,425	102,481
Research In Motion Ltd. (a)	600	59,130

		581,689

Computers & Peripherals - 5.5%
Apple, Inc. (a)	3,850	591,129
Hewlett-Packard Co.	5,945	296,002
International Business Machines Corp.	700	82,460
Lexmark International, Inc.-Class A (a)	250	10,382

		979,973

Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	1,000	42,520
Flextronics International Ltd. (a)	3,900	43,602
Sanmina-SCI Corp. (a)	3,000	6,360
Solectron Corp. (a)	11,800	46,020
Tyco Electronics Ltd.	300	10,629

		149,131

Internet Software & Services - 3.3%
Google, Inc.-Class A (a)	1,020	578,615

IT Services - 0.1%
Electronic Data Systems Corp.	500	10,920

Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Corp.-Class A (a)	5,112	186,281
Intel Corp.	6,400	165,504
Nvidia Corp. (a)	4,100	148,584

		500,369

Software - 0.9%
Adobe Systems, Inc. (a)	3,200	139,712
Microsoft Corp.	900	26,514

		166,226

		2,966,923

Industrials - 11.4%
Aerospace & Defense - 5.0%
Boeing Co.	3,590	376,914
Honeywell International, Inc.	4,100	243,827
Northrop Grumman Corp.	600	46,800
Spirit Aerosystems Holdings, Inc.-Class A (a)	3,650	142,131
United Technologies Corp.	1,000	80,480

		890,152

Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc.	1,000	45,420

Construction & Engineering - 0.7%
Fluor Corp.	900	129,582

Electrical Equipment - 0.7%
ABB Ltd. (ADR)	2,000	52,460
Emerson Electric Co.	1,500	79,830

		132,290

Industrial Conglomerates - 2.1%
General Electric Co.	8,500	351,900
Tyco International Ltd.	300	13,302

		365,202

Machinery - 2.5%
Caterpillar, Inc.	600	47,058
Deere & Co.	1,400	207,788
Eaton Corp.	700	69,328
Ingersoll-Rand Co. Ltd.-Class A	800	43,576
SPX Corp.	900	83,304

		451,054

Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	900	20,601

		2,034,301

Health Care - 10.8%
Biotechnology - 3.1%
Celgene Corp. (a)	2,050	146,186
Genentech, Inc. (a)	2,350	183,347
Gilead Sciences, Inc. (a)	5,700	232,959

		562,492

Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	1,375	197,890
Covidien Ltd.	300	12,450

		210,340

Health Care Providers & Services - 1.9%
Medco Health Solutions, Inc. (a)	1,200	108,468
WellPoint, Inc. (a)	2,870	226,500

		334,968

Pharmaceuticals - 4.6%
Abbott Laboratories	4,050	217,161
Eli Lilly & Co.	1,400	79,702
Johnson & Johnson	1,200	78,840
Merck & Co., Inc.	2,800	144,732
Pfizer, Inc.	10,500	256,515
Teva Pharmaceutical Industries, Ltd. (ADR)	900	40,023

		816,973

		1,924,773

Energy - 10.3%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	2,925	264,332
Schlumberger, Ltd.	2,750	288,750

		553,082

Oil, Gas & Consumable Fuels - 7.2%
BP PLC (Sponsored) (ADR)	600	41,610
Chevron Corp.	3,300	308,814
ConocoPhillips	2,400	210,648
Exxon Mobil Corp.	5,200	481,312
Marathon Oil Corp.	1,800	102,636
Occidental Petroleum Corp.	200	12,816
Petro-Canada	700	40,173
Royal Dutch Shell PLC (ADR)	500	41,090
Total SA (ADR)	400	32,412

		1,271,511

		1,824,593

Consumer Discretionary - 9.8%
Auto Components - 0.9%
Autoliv, Inc.	850	50,787
BorgWarner, Inc.	700	64,071
Lear Corp. (a)	800	25,680
Magna International, Inc.-Class A	250	24,078

		164,616

Automobiles - 0.3%
General Motors Corp.	1,400	51,380

Hotels Restaurants & Leisure - 1.6%
McDonald’s Corp.	3,125	170,219
Starwood Hotels & Resorts Worldwide, Inc.	2,050	124,537

		294,756

Household Durables - 0.3%
Centex Corp.	900	23,913
KB Home	800	20,048
Pulte Homes, Inc.	1,400	19,054

		63,015

Leisure Equipment & Products - 0.4%
Mattel, Inc.	2,800	65,688

Media - 3.0%
CBS Corp.-Class B	2,375	74,813
Comcast Corp.-Special-Class A (a)	10,250	245,590
Gannett Co., Inc.	1,100	48,070

Idearc, Inc.	1,300	40,911
Interpublic Group of Cos., Inc. (a)	3,200	33,216
Time Warner, Inc.	1,400	25,704
Viacom, Inc.-Class B (a)	1,000	38,970
The Walt Disney Co.	600	20,634

		527,908

Multiline Retail - 2.2%
Family Dollar Stores, Inc.	1,100	29,216
Kohl’s Corp. (a)	3,010	172,563
Macy’s, Inc.	1,900	61,408
Target Corp.	1,975	125,551

		388,738

Specialty Retail - 0.9%
The Gap, Inc.	1,700	31,348
Home Depot, Inc.	2,200	71,368
Lowe’s Cos, Inc.	1,500	42,030
Office Depot, Inc. (a)	1,000	20,620

		165,366

Textiles Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	1,500	31,695

		1,753,162

Consumer Staples - 5.9%
Beverages - 0.6%
PepsiCo, Inc.	1,600	117,216

Food & Staples Retailing - 0.8%
The Kroger Co.	2,700	77,004
Safeway, Inc.	1,600	52,976
Wal-Mart Stores, Inc.	300	13,095

		143,075

Food Products - 1.2%
General Mills, Inc.	500	29,005
Kraft Foods, Inc.-Class A	1,200	41,412
Sara Lee Corp.	3,000	50,070
WM Wrigley Jr Co.	1,400	89,922

		210,409

Household Products - 2.3%
Colgate-Palmolive Co.	1,300	92,716
Procter & Gamble Co.	4,490	315,827

		408,543

Tobacco - 1.0%
Altria Group, Inc.	2,200	152,966
UST, Inc.	400	19,840

		172,806

		1,052,049

Materials - 5.2%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	1,600	156,416
Ashland, Inc.	500	30,105
Dow Chemical Co.	1,600	68,896
E.I. Du Pont de Nemours & Co.	1,625	80,535
Lubrizol Corp.	700	45,542
Monsanto Co.	3,050	261,507

		643,001

Containers & Packaging - 1.1%
Ball Corp.	800	43,000
Crown Holdings, Inc. (a)	700	15,932
Owens-Illinois, Inc. (a)	1,700	70,465
Smurfit-Stone Container Corp. (a)	1,900	22,192
Temple-Inland, Inc.	1,000	52,630

		204,219

Metals & Mining - 0.5%
Arcelor Mittal-Class A	1,100	86,196

		933,416

Telecommunication Services - 4.6%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	8,100	342,711
Verizon Communications, Inc.	4,900	216,972

		559,683

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L (ADR)	1,600	102,400
Sprint Nextel Corp.	5,400	102,600
Vodafone Group PLC (ADR)	1,400	50,820

		255,820

		815,503

Utilities - 1.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	1,400	64,512
Entergy Corp.	800	86,632
Pinnacle West Capital Corp.	900	35,559

		186,703

Multi-Utilities - 0.4%
Ameren Corp.	1,100	57,750
Dominion Resources, Inc./VA	100	8,430

		66,180

		252,883

Total Common Stocks (cost $13,939,571)		17,754,471

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
The Bank of New York 3.75%, 10/01/07 (cost $265,000)	$265	265,000

Total Investments - 101.2% (cost $14,204,571)		18,019,471
Other assets less liabilities - (1.2)%		(205,030)

Net Assets - 100.0%		$17,814,441

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series

Fund

Utility Income Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.7%
Utilities - 68.7%
Electric Utilities - 32.7%
Allegheny Energy, Inc. (a)	32,950	$1,721,967
American Electric Power Co., Inc.	18,983	874,737
Cia Energetica de Minas Gerais (Sponsored) (ADR)	84,900	1,810,917
CLP Holdings Ltd.	163,000	1,127,232
CPFL Energia, SA (ADR)	9,400	547,362
Duke Energy Corp.	62,048	1,159,677
Edison International	35,100	1,946,295
Electricite de France	8,000	845,028
Enel SpA (ADR)	17,050	961,109
Entergy Corp.	16,300	1,765,127
Exelon Corp.	31,100	2,343,696
FirstEnergy Corp.	26,300	1,665,842
Fortum Oyj	28,000	1,027,241
FPL Group, Inc.	37,800	2,301,264
ITC Holdings Corp.	35,100	1,739,205
PPL Corp.	37,600	1,740,880
Progress Energy, Inc.	16,000	749,600
Scottish & Southern Energy PLC	55,584	1,715,614
The Southern Co.	27,200	986,816

		27,029,609

Gas Utilities - 9.5%
AGL Resources, Inc.	31,100	1,232,182
Equitable Resources, Inc.	46,700	2,422,329
Hong Kong & China Gas Co.	467,500	1,087,706
New Jersey Resources Corp.	13,100	649,629
Oneok, Inc.	36,600	1,734,840
Questar Corp.	14,300	751,179

		7,877,865

Independent Power Producers & Energy Traders - 8.1%
The AES Corp. (a)	75,600	1,515,024
AES Tiete SA	46,593,600	1,684,030
Constellation Energy Group, Inc.	9,000	772,110
Dynegy, Inc.-Class A	76,863	710,214
NRG Energy, Inc.	47,000	1,987,630

		6,669,008

Multi-Utilities - 18.4%
Centerpoint Energy, Inc.	92,300	1,479,569
Consolidated Edison, Inc.	26,500	1,226,950
National Grid PLC (ADR)	27,670	2,219,964
NSTAR	45,700	1,590,817
PG&E Corp.	47,000	2,246,600
Public Service Enterprise Group, Inc.	26,550	2,336,134
Sempra Energy	34,074	1,980,381
Veolia Environnement	5,200	447,109
Xcel Energy, Inc.	80,600	1,736,124

		15,263,648

		56,840,130

Telecommunication Services - 16.4%
Diversified Telecommunication Services - 9.5%
AT&T, Inc.	56,105	2,373,802
Chunghwa Telecom Co. Ltd. (ADR)	37,510	693,185
Golden Telecom, Inc. (a)	11,900	957,831
Verizon Communications, Inc.	50,700	2,244,996
Windstream Corp.	109,400	1,544,728

		7,814,542

Wireless Telecommunication Services - 6.9%
America Movil SAB de CV Series L (ADR)	35,160	2,250,240
MTN Group Ltd.	62,500	947,555
Vimpel-Communications (ADR)	45,000	1,216,800
Vodafone Group PLC (ADR)	35,400	1,285,020

		5,699,615

		13,514,157

Energy - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
China Shenhua Energy Co., Ltd.-Class H	236,000	1,413,343
Williams Cos, Inc.	70,050	2,385,903

		3,799,246

Industrials - 1.2%
Construction & Engineering - 1.2%
Fluor Corp.	6,950	1,000,661

Consumer Discretionary - 0.8%
Media - 0.8%
Grupo Televisa SA (ADR)	27,900	674,343

Total Common Stocks (cost $52,445,665)		75,828,537

CONVERTIBLE - PREFERRED STOCKS - 3.4%
Utilities - 3.4%
Electric Utilities - 1.7%
Entergy Corp.
7.625%	21,400	1,433,800

Multi-Utilities - 1.7%
PNM Resources, Inc.
6.75%	30,400	1,351,280

Total Convertible - Preferred Stocks (cost $2,585,400)		2,785,080

INVESTMENT COMPANIES - 1.8%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Tortoise Energy Capital Corp. (cost $1,418,438)	55,834	1,470,109

NON-CONVERTIBLE - PREFERRED STOCKS - 1.0%
Other Instruments - 1.0%
Georgia Power Co. 6.00% (cost $861,200)	34,000	847,960

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
The Bank of New York 3.75%, 10/01/07 (cost $1,337,000)	$1,337	1,337,000

Total Investments - 99.5% (cost $58,647,703)		82,268,686
Other assets less liabilities - 0.5%		452,663

Net Assets - 100.0%		$82,721,349

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—99.1%
Financials—31.1%
Capital Markets—3.4%
Deutsche Bank AG	12,100	$1,553,519
The Goldman Sachs Group, Inc.	3,600	780,264
Janus Capital Group, Inc.	53,000	1,498,840
Merrill Lynch & Co., Inc.	49,000	3,492,720
Morgan Stanley	71,200	4,485,600

		11,810,943

Commercial Banks—4.3%
BB&T Corp.	13,500	545,265
Comerica, Inc.	33,800	1,733,264
Fifth Third Bancorp	35,900	1,216,292
Keycorp	37,200	1,202,676
National City Corp.	67,300	1,688,557
SunTrust Banks, Inc.	14,200	1,074,514
U.S. Bancorp	73,200	2,381,196
Wachovia Corp.	46,100	2,311,915
Wells Fargo & Co.	85,300	3,038,386

		15,192,065

Diversified Financial Services—9.3%
Bank of America Corp.	244,200	12,275,934
Citigroup, Inc.	254,400	11,872,848
JPMorgan Chase & Co.	183,300	8,398,806

		32,547,588

Insurance—11.1%
ACE Ltd.	42,100	2,549,997
Allstate Corp.	58,500	3,345,615
AMBAC Financial Group, Inc.	31,400	1,975,374
American International Group, Inc.	120,300	8,138,295
Chubb Corp.	36,000	1,931,040
Fidelity National Financial, Inc.-Class A	62,700	1,095,996
Genworth Financial, Inc.-Class A	78,000	2,396,940
Hartford Financial Services Group, Inc.	22,900	2,119,395
MBIA, Inc.	28,400	1,733,820
MetLife, Inc.	46,000	3,207,580
Old Republic International Corp.	70,300	1,317,422
PartnerRe Ltd.	4,300	339,657
RenaissanceRe Holdings, Ltd.	16,300	1,066,183

Torchmark Corp.	12,700	791,464
The Travelers Cos, Inc.	63,600	3,201,624
UnumProvident Corp.	95,000	2,324,650
XL Capital Ltd.-Class A	14,900	1,180,080

		38,715,132

Thrifts & Mortgage Finance—3.0%
Federal Home Loan Mortgage Corp.	41,900	2,472,519
Federal National Mortgage Association	70,600	4,293,186
MGIC Investment Corp.	27,400	885,294
Washington Mutual, Inc.	75,900	2,680,029

		10,331,028

		108,596,756

Energy—14.4%
Oil, Gas & Consumable Fuels—14.4%
BP PLC (Sponsored) (ADR)	24,800	1,719,880
Chevron Corp.	124,100	11,613,278
ConocoPhillips	95,300	8,364,481
Exxon Mobil Corp.	222,600	20,603,856
Marathon Oil Corp.	64,200	3,660,684
Occidental Petroleum Corp.	7,000	448,560
Royal Dutch Shell PLC (ADR)	21,900	1,799,742
Total SA (ADR)	23,400	1,896,102

		50,106,583

Consumer Discretionary—11.6%
Auto Components—1.4%
Autoliv, Inc.	27,900	1,667,025
BorgWarner, Inc.	16,200	1,482,786
Lear Corp. (a)	11,868	380,963
Magna International, Inc.-Class A	14,500	1,396,495

		4,927,269

Automobiles—0.6%
General Motors Corp.	55,400	2,033,180

Hotels Restaurants & Leisure—1.2%
McDonald’s Corp.	80,100	4,363,047

Household Durables—1.2%
Black & Decker Corp.	13,500	1,124,550
Centex Corp.	29,600	786,472
KB Home	31,200	781,872
Newell Rubbermaid, Inc.	13,100	377,542
Pulte Homes, Inc.	70,200	955,422

		4,025,858

Leisure Equipment & Products—0.3%
Mattel, Inc.	49,200	1,154,232

Media—3.1%
CBS Corp.-Class B	83,300	2,623,950
Gannett Co., Inc.	45,000	1,966,500
Idearc, Inc.	53,600	1,686,792
Interpublic Group of Cos., Inc. (a)	76,900	798,222

Time Warner, Inc.	91,800	1,685,448
Viacom, Inc.-Class B (a)	41,300	1,609,461
The Walt Disney Co.	13,500	464,265

		10,834,638

Multiline Retail—1.3%
Dillard’s, Inc.-Class A	24,700	539,201
Family Dollar Stores, Inc.	48,800	1,296,128
Macy’s, Inc.	79,700	2,575,904

		4,411,233

Specialty Retail—1.8%
The Gap, Inc.	89,200	1,644,848
Home Depot, Inc.	86,100	2,793,084
Ltd. Brands, Inc.	39,500	904,155
Office Depot, Inc. (a)	43,000	886,660

		6,228,747

Textiles Apparel & Luxury Goods—0.7%
Jones Apparel Group, Inc.	37,400	790,262
VF Corp.	22,500	1,816,875

		2,607,137

		40,585,341

Industrials—9.1%
Aerospace & Defense—1.2%
Boeing Co.	16,300	1,711,337
Lockheed Martin Corp.	5,700	618,393
Northrop Grumman Corp.	25,000	1,950,000

		4,279,730

Commercial Services & Supplies—0.8%
Allied Waste Industries, Inc. (a)	78,700	1,003,425
Pitney Bowes, Inc.	41,100	1,866,762

		2,870,187

Industrial Conglomerates—4.5%
General Electric Co.	367,200	15,202,080
Tyco International Ltd.	13,000	576,420

		15,778,500

Machinery—2.3%
Caterpillar, Inc.	9,300	729,399
Cummins, Inc.	23,800	3,043,782
Eaton Corp.	24,800	2,456,192
SPX Corp.	18,900	1,749,384

		7,978,757

Road & Rail—0.3%
Avis Budget Group, Inc. (a)	36,900	844,641

		31,751,815

Consumer Staples—8.3%
Beverages—0.6%
Molson Coors Brewing Co.-Class B	21,400	2,132,938

Food & Staples Retailing—1.3%
The Kroger Co.	59,500	1,696,940
Safeway, Inc.	63,200	2,092,552
Wal-Mart Stores, Inc.	14,500	632,925

		4,422,417

Food Products—2.3%
ConAgra Foods, Inc.	53,000	1,384,890
General Mills, Inc.	26,200	1,519,862
Kellogg Co.	27,800	1,556,800
Kraft Foods, Inc.-Class A	47,000	1,621,970
Sara Lee Corp.	119,800	1,999,462

		8,082,984

Household Products—2.3%
Colgate-Palmolive Co.	16,300	1,162,516
Procter & Gamble Co.	97,200	6,837,048

		7,999,564

Tobacco—1.8%
Altria Group, Inc.	76,900	5,346,857
UST, Inc.	20,100	996,960

		6,343,817

		28,981,720

Telecommunication Services—7.9%
Diversified Telecommunication Services—6.1%
AT&T, Inc.	324,100	13,712,671
Verizon Communications, Inc.	174,300	7,718,004

		21,430,675

Wireless Telecommunication Services—1.8%
Sprint Nextel Corp.	217,600	4,134,400
Vodafone Group PLC (ADR)	59,800	2,170,740

		6,305,140

		27,735,815

Health Care—6.4%
Health Care Equipment & Supplies—0.1%
Covidien Ltd. (a)	13,000	539,500

Health Care Providers & Services—0.8%
AmerisourceBergen Corp.-Class A	16,600	752,478
McKesson Corp.	31,800	1,869,522
PharMerica Corp. (a)	1,384	20,649

		2,642,649

Pharmaceuticals—5.5%
Eli Lilly & Co.	40,600	2,311,358
Johnson & Johnson	53,500	3,514,950
Merck & Co., Inc.	67,300	3,478,737
Pfizer, Inc.	405,800	9,913,694

		19,218,739

		22,400,888

Materials—4.6%
Chemicals—2.0%
Ashland, Inc.	22,300	1,342,683
Dow Chemical Co.	13,600	585,616
E.I. Du Pont de Nemours & Co.	69,200	3,429,552
Lubrizol Corp.	21,600	1,405,296

		6,763,147

Containers & Packaging—1.8%
Crown Holdings, Inc. (a)	54,200	1,233,592
Owens-Illinois, Inc. (a)	34,900	1,446,605
Smurfit-Stone Container Corp. (a)	82,700	965,936
Sonoco Products Co.	28,700	866,166
Temple-Inland, Inc.	35,700	1,878,891

		6,391,190

Metals & Mining—0.8%
Arcelor Mittal-Class A	35,200	2,758,272

		15,912,609

Information Technology—3.8%
Communications Equipment—0.6%
Nokia OYJ (ADR)	52,800	2,002,704

Computers & Peripherals—1.1%
International Business Machines Corp.	23,100	2,721,180
Lexmark International, Inc.-Class A (a)	24,100	1,000,873

		3,722,053

Electronic Equipment & Instruments—1.5%
Arrow Electronics, Inc. (a)	42,800	1,819,856
Flextronics International Ltd. (a)	135,700	1,517,126
Sanmina-SCI Corp. (a)	111,000	235,320
Solectron Corp. (a)	247,210	964,119
Tech Data Corp. (a)	10,650	427,278
Tyco Electronics Ltd.	13,000	460,590

		5,424,289

IT Services—0.2%
Electronic Data Systems Corp.	31,500	687,960

Software—0.4%
Microsoft Corp.	49,800	1,467,108

		13,304,114

Utilities—1.9%
Electric Utilities—0.9%
Entergy Corp.	18,900	2,046,681
Pinnacle West Capital Corp.	26,600	1,050,966

		3,097,647

Independent Power Producers & Energy Traders—0.5%
Constellation Energy Group, Inc.	21,600	1,853,064

Multi-Utilities—0.5%
Dominion Resources, Inc./VA	17,700	1,492,110
Wisconsin Energy Corp.	3,000	135,090

		1,627,200

		6,577,911

Total Common Stocks (cost $286,890,905)		345,953,552

	Principal Amount (000)
SHORT-TERM INVESTMENTS—0.9%
Time Deposit—0.9%
The Bank of New York
3.75%, 10/01/07 (cost $3,320,000)	$3,320	3,320,000

Total Investments—100.0%
(cost $290,210,905)		349,273,552
Other assets less liabilities—0.0%		(53,968)

Net Assets—100.0%		$349,219,584

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Wealth Appreciation Strategy Portfolio

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—99.2%
Financials—33.4%
Capital Markets—5.8%
3i Group PLC	2,537	$51,792
The Blackstone Group LP (a)	5,500	137,940
Credit Suisse Group	3,470	230,630
Deutsche Bank AG	400	51,374
Franklin Resources, Inc.	2,300	293,250
The Goldman Sachs Group, Inc.	675	146,299
Legg Mason, Inc.	1,900	160,151
Macquarie Bank Ltd.	1,068	79,706
Man Group PLC	11,824	133,945
Merrill Lynch & Co., Inc.	4,450	317,196
MF Global Ltd. (a)	1,300	37,700
Morgan Stanley	2,000	126,000
Waddell & Reed Financial, Inc.-Class A	900	24,327

		1,790,310

Commercial Banks—4.7%
Anglo Irish Bank Corp. PLC (London Exchange)	4,781	88,956
Barclays PLC	6,900	83,879
BNP Paribas SA	900	98,492
China Construction Bank Corp.-Class H	40,000	36,374
Comerica, Inc.	1,325	67,946
Credit Agricole SA	2,056	78,692
Fifth Third Bancorp	2,100	71,148
HBOS PLC	5,730	107,228
Keycorp	500	16,165
Kookmin Bank	600	49,488
Mitsubishi UFJ Financial Group, Inc.	9	86,050
National City Corp.	700	17,563
Royal Bank of Scotland Group PLC	9,641	104,025
Societe Generale	530	89,177
Standard Chartered PLC	2,230	73,033
Sumitomo Mitsui Financial Group, Inc.	11	85,340
SunTrust Banks, Inc.	425	32,160
U.S. Bancorp	800	26,024
UniCredito Italiano SpA	7,542	64,565
Wachovia Corp.	1,500	75,225
Wells Fargo & Co.	2,600	92,612

		1,444,142

Consumer Finance—0.3%
Discover Financial Services (a)	350	7,280
ORIX Corp.	430	97,450

		104,730

Diversified Financial Services—6.0%
Bank of America Corp.	6,800	341,836
CIT Group, Inc.	1,500	60,300
Citigroup, Inc.	7,500	350,025
CME Group, Inc.-Class A	595	349,473
Deutsche Boerse AG	649	88,048
Fortis (Euronext Brussels)	1,400	41,278
ING Groep NV	2,900	128,874
JPMorgan Chase & Co.	5,400	247,428
Moody’s Corp.	2,450	123,480
NYSE Euronext	1,650	130,631

		1,861,373

Insurance—5.4%
ACE Ltd.	1,200	72,684
Allianz SE	500	116,465
Allstate Corp.	1,600	91,504
AMBAC Financial Group, Inc.	900	56,619
American International Group, Inc.	3,600	243,540
AON Corp.	700	31,367
Aviva PLC	4,100	61,474
Chubb Corp.	700	37,548
Fondiaria-Sai SpA (ordinary shares)	800	37,584
Genworth Financial, Inc.-Class A	2,500	76,825
Hartford Financial Services Group, Inc.	1,175	108,746
MBIA, Inc.	700	42,735
MetLife, Inc.	1,600	111,568
Muenchener Rueckversicherungs AG	600	114,860
Old Republic International Corp.	3,000	56,220
Prudential Financial, Inc.	150	14,637
QBE Insurance Group Ltd.	3,131	93,564
Swiss Reinsurance	670	59,582
Torchmark Corp.	800	49,856
The Travelers Cos, Inc.	2,300	115,782
UnumProvident Corp.	2,700	66,069

		1,659,229

Real Estate Investment Trusts (REITs)—7.2%
Alexandria Real Estate Equities, Inc.	350	33,691
Allied Properties Real Estate Investment Trust	1,207	26,792
AMB Property Corp.	250	14,953
Apartment Investment & Management Co.-Class A	525	23,693
Ascendas Real Estate Investment Trust	12,000	22,026
Ashford Hospitality Trust, Inc.	1,200	12,060
AvalonBay Communities, Inc.	250	29,515

Boardwalk Real Estate Investment Trust	885	42,128
Boston Properties, Inc.	275	28,573
British Land Co. PLC	1,776	42,494
Camden Property Trust	225	14,456
Canadian Apartment Properties REI	2	36
Canadian Real Estate Investment Trust	1,172	35,302
CapitaMall Trust	16,800	44,036
Cominar Real Estate Investment Trust	568	12,245
DB RREEF Trust	35,890	63,884
Derwent Valley Holdings PLC	1,500	51,475
Developers Diversified Realty Corp.	430	24,024
DiamondRock Hospitality Co.	750	13,058
Digital Realty Trust, Inc.	1,275	50,222
Dundee Real Estate Investment Trust	350	13,632
Entertainment Properties Trust	450	22,860
Equity Residential	325	13,767
Essex Property Trust, Inc.	170	19,987
FelCor Lodging Trust, Inc.	600	11,958
First Industrial Realty Trust, Inc.	275	10,689
Fonciere Des Regions	112	16,395
General Growth Properties, Inc.	1,275	68,366
General Property Group	6,552	29,503
Great Portland Estates PLC	2,300	28,088
H&R Real Estate Investment	1	17
Hammerson PLC	1,200	28,620
HCP, Inc.	525	17,414
Health Care REIT, Inc.	300	13,272
Highwoods Properties, Inc.	375	13,751
Host Hotels & Resorts, Inc.	1,516	34,019
ING Office Fund	26,400	41,634
Japan Real Estate Investment Corp.-Class A	3	35,855
Japan Retail Fund Investment Corp.-Class A	8	69,296
Kimco Realty Corp.	900	40,689
Klepierre	1,050	60,091
Land Securities Group PLC	2,084	71,550
LaSalle Hotel Properties	250	10,520
Liberty International PLC	1,600	37,280
Macerich Co.	175	15,327
Mid-America Apartment Communities, Inc.	400	19,940
Mirvac Group	13,480	64,958
Nationwide Health Properties, Inc.	700	21,091
Nippon Building Fund, Inc.-Class A	1	14,477
Nomura Real Estate Office Fund, Inc.-Class A	3	31,207

Omega Healthcare Investors, Inc.	1,000	15,530
Primaris Retail Real Estate Investment Trust	1,017	18,937
Prologis	1,125	74,644
Public Storage	250	19,663
Rayonier, Inc.	350	16,814
RioCan Real Estate Investment Trust	1,307	32,645
Segro PLC	1,430	14,548
Simon Property Group, Inc.	925	92,500
SL Green Realty Corp.	175	20,435
Stockland	2,727	21,707
Strategic Hotels & Resorts, Inc.	850	17,502
Sunstone Hotel Investors, Inc.	500	12,820
Tanger Factory Outlet Centers	650	26,384
Taubman Centers, Inc.	575	31,481
UDR, Inc.	425	10,336
Unibail	425	109,244
Ventas, Inc.	1,200	49,680
Vornado Realty Trust	575	62,876
Westfield Group	5,519	105,987

		2,214,649

Real Estate Management & Development—2.8%
Beni Stabili SpA	21,000	26,301
Brookfield Properties Corp.	425	10,582
Citycon Oyj	4,700	29,826
Forest City Enterprises, Inc.-Class A	300	16,548
Hang Lung Properties, Ltd.	17,300	77,240
IVG Immobilien AG	750	28,041
Keppel Land Ltd.	6,000	33,457
Kerry Properties Ltd.	11,891	91,273
Mitsubishi Estate Co. Ltd.	2,000	57,004
Mitsui Fudosan Co. Ltd.	1,900	52,461
New World Development Co., Ltd.	22,611	62,268
Norwegian Property ASA	2,100	25,372
NTT Urban Development Corp.	50	103,007
Sino Land Co.	14,863	36,865
Sponda OYJ	2,300	31,905
Sumitomo Realty & Development	1,000	35,007
Sun Hung Kai Properties Ltd.	6,700	112,712
Tokyu Land Corp.	2,000	19,964

		849,833

Thrifts & Mortgage Finance—1.2%
Astoria Financial Corp.	400	10,612
Federal Home Loan Mortgage Corp.	1,500	88,515
Federal National Mortgage Association	2,300	139,863
MGIC Investment Corp.	1,100	35,541
Washington Mutual, Inc.	2,900	102,399

		376,930

		10,301,196

Information Technology—12.2%
Communications Equipment—2.5%
Cisco Systems, Inc. (a)	13,325	441,191
Nokia OYJ	3,959	150,218
Qualcomm, Inc.	2,600	109,876
Research In Motion Ltd. (a)	650	64,057

		765,342

Computers & Peripherals—3.8%
Apple, Inc. (a)	4,205	645,636
Hewlett-Packard Co.	6,450	321,145
International Business Machines Corp.	950	111,910
Lexmark International, Inc.-Class A (a)	1,000	41,530
Toshiba Corp.	6,000	55,755

		1,175,976

Electronic Equipment & Instruments—0.8%
Arrow Electronics, Inc. (a)	1,350	57,402
AU Optronics Corp.	24,161	41,194
Flextronics International Ltd. (a)	2,100	23,478
HON HAI Precision Industry Co. Ltd.	5,400	40,675
Sanmina-SCI Corp. (a)	7,800	16,536
Tech Data Corp. (a)	1,300	52,156
Tyco Electronics Ltd.	450	15,943

		247,384

Internet Software & Services—2.0%
Google, Inc.-Class A (a)	1,105	626,834

IT Services—0.0%
Electronic Data Systems Corp.	700	15,288

Office Electronics—0.2%
Canon, Inc.	850	46,125
Konica Minolta Holdings, Inc.	500	8,442

		54,567

Semiconductors & Semiconductor Equipment—2.3%
Broadcom Corp.-Class A (a)	5,600	204,064
Hynix Semiconductor, Inc. (a)	1,000	34,077
Intel Corp.	6,900	178,434
Nvidia Corp. (a)	4,500	163,080
Samsung Electronics Co., Ltd.	80	50,059
Siliconware Precision Industries Co.	13,256	29,973
United Microelectronics Corp.	70,677	50,571

		710,258

Software—0.6%
Adobe Systems, Inc. (a)	3,450	150,627
Microsoft Corp.	800	23,568

		174,195

		3,769,844

Industrials—10.7%
Aerospace & Defense—3.6%
BAE Systems PLC	6,890	69,238
Boeing Co.	4,275	448,832
Honeywell International, Inc.	4,450	264,642
Northrop Grumman Corp.	1,100	85,800
Spirit Aerosystems Holdings, Inc.-Class A (a)	3,850	149,919
United Technologies Corp.	1,025	82,492

		1,100,923

Airlines—0.2%
Air France-KLM	1,000	36,736
Deutsche Lufthansa AG	1,200	34,562

		71,298

Building Products—0.1%
Cie de Saint-Gobain	283	29,551

Commercial Services & Supplies—0.3%
Allied Waste Industries, Inc. (a)	2,700	34,425
Capita Group PLC	2,920	43,177

		77,602

Construction & Engineering—0.5%
Fluor Corp.	1,000	143,980
Vinci SA	273	21,386

		165,366

Electrical Equipment—1.0%
ABB Ltd.	4,623	121,273
ABB Ltd. (ADR)	2,200	57,706
Emerson Electric Co.	1,650	87,813
Renewable Energy Corp. (a)	797	36,680

		303,472

Industrial Conglomerates—1.8%
General Electric Co.	11,700	484,380
Siemens AG	384	52,574
Tyco International Ltd.	450	19,953

		556,907

Machinery—2.2%
Atlas Copco AB	3,727	64,210
Caterpillar, Inc.	600	47,058
Cummins, Inc.	350	44,762
Deere & Co.	1,500	222,630
Eaton Corp.	800	79,232
Komatsu Ltd.	1,400	46,670
NGK Insulators Ltd.	3,000	96,103
PACCAR, Inc.	325	27,706
SPX Corp.	600	55,536

		683,907

Marine—0.3%
Mitsui OSK Lines Ltd.	3,000	48,272
Nippon Yusen KK	6,000	58,267

		106,539

Road & Rail—0.1%
Avis Budget Group, Inc. (a)	1,000	22,890

Trading Companies & Distributors—0.6%
Mitsui & Co. Ltd.	7,000	169,287

		3,287,742

Energy—8.7%
Energy Equipment & Services—2.1%
Baker Hughes, Inc.	3,200	289,184
Schlumberger, Ltd.	3,000	315,000
Technip SA	501	44,722

		648,906

Oil, Gas & Consumable Fuels—6.6%
Chevron Corp.	3,400	318,172
China Petroleum & Chemical Corp.-Class H	48,000	59,162
China Shenhua Energy Co., Ltd.-Class H	12,500	74,859
ConocoPhillips	2,600	228,202
ENI SpA	2,200	81,241
Exxon Mobil Corp.	6,000	555,360
Marathon Oil Corp.	1,900	108,338
Occidental Petroleum Corp.	400	25,632
Petro-Canada	750	43,042
Petroleo Brasileiro SA (Sponsored) (ADR)	1,000	64,700
Petroleo Brasileiro SA (ADR)	400	30,200
Petroplus Holdings AG (a)	242	21,395
Repsol YPF SA	1,500	53,376
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,133	87,697
Royal Dutch Shell PLC (London)-Class A	2,900	119,476
Total SA	1,839	149,020

		2,019,872

		2,668,778

Consumer Discretionary—8.6%
Auto Components—0.9%
Autoliv, Inc.	1,225	73,194
BorgWarner, Inc.	800	73,224
Compagnie Generale des Etablissements Michelin-Class B	500	67,419
Hyundai Mobis	460	48,687

		262,524

Automobiles—1.5%
Fiat SpA	3,718	112,312
General Motors Corp.	1,400	51,380
Nissan Motor Co., Ltd.	8,200	81,813
Porsche AG	28	59,723
Renault SA	900	130,592
Suzuki Motor Corp.	1,400	41,253

		477,073

Hotels Restaurants & Leisure—1.1%
Accor SA	519	46,046
McDonald’s Corp.	2,400	130,728
Starwood Hotels & Resorts Worldwide, Inc.	2,500	151,875

		328,649

Household Durables—0.7%
Black & Decker Corp.	800	66,640
Centex Corp.	1,000	26,570
KB Home	1,100	27,566
Pulte Homes, Inc.	2,000	27,220
Sharp Corp.	4,000	72,294

		220,290

Leisure Equipment & Products—0.2%
Mattel, Inc.	3,100	72,726

Media—1.7%
CBS Corp.-Class B	3,075	96,863
Citadel Broadcasting Corp.	38	158
Comcast Corp.-Special-Class A (a)	11,300	270,748
Gannett Co., Inc.	1,300	56,810
Interpublic Group of Cos., Inc. (a)	1,800	18,684
Time Warner, Inc.	1,600	29,376
Viacom, Inc.-Class B (a)	1,200	46,764

		519,403

Multiline Retail—1.5%
Family Dollar Stores, Inc.	1,900	50,464
Kohl’s Corp. (a)	3,300	189,189
Macy’s, Inc.	2,200	71,104
New World Department Store China Ltd. (a)	183	169
Target Corp.	2,150	136,675

		447,601

Specialty Retail—0.8%
Esprit Holdings Ltd.	4,100	64,965
The Gap, Inc.	3,500	64,540
Home Depot, Inc.	700	22,708
Inditex SA	1,004	67,865
Office Depot, Inc. (a)	1,600	32,992

		253,070

Textiles Apparel & Luxury Goods—0.2%
Jones Apparel Group, Inc.	1,500	31,695
VF Corp.	300	24,225

		55,920

		2,637,256

Health Care—8.0%
Biotechnology—2.0%
Celgene Corp. (a)	2,250	160,447
CSL Ltd./Australia	283	26,852
Genentech, Inc. (a)	2,550	198,951
Gilead Sciences, Inc. (a)	5,800	237,046

		623,296

Health Care Equipment & Supplies—1.1%
Alcon, Inc.	1,725	248,262
Covidien Ltd. (a)	450	18,675
Essilor International SA	992	62,195

		329,132

Health Care Providers & Services—1.2%
Medco Health Solutions, Inc. (a)	1,400	126,546
WellPoint, Inc. (a)	3,090	243,863

		370,409

Pharmaceuticals—3.7%
Abbott Laboratories	4,350	233,247
AstraZeneca PLC	1,000	50,051
GlaxoSmithKline PLC	1,300	34,480
Johnson & Johnson	1,400	91,980
Merck & Co., Inc.	3,300	170,577
Merck KGaA	467	56,928
Pfizer, Inc.	11,200	273,616
Roche Holding AG	431	78,042
Sanofi-Aventis	800	67,798
Teva Pharmaceutical Industries, Ltd. (ADR)	1,650	73,376

		1,130,095

		2,452,932

Materials—7.3%
Chemicals—3.2%
Air Products & Chemicals, Inc.	1,750	171,080
BASF AG	900	124,856
Bayer AG	1,359	107,824
E.I. Du Pont de Nemours & Co.	1,900	94,164
Lubrizol Corp.	800	52,048
Mitsubishi Chemical Holdings Corp.	6,500	56,448
Mitsui Chemicals, Inc.	8,500	83,900
Monsanto Co.	3,310	283,799

		974,119

Construction Materials—0.1%
Buzzi Unicem SpA	1,300	33,738

Containers & Packaging—0.8%
Ball Corp.	900	48,375
Crown Holdings, Inc. (a)	900	20,484
Owens-Illinois, Inc. (a)	1,900	78,755
Smurfit-Stone Container Corp. (a)	2,800	32,704
Temple-Inland, Inc.	1,100	57,893

		238,211

Metals & Mining—2.9%
Anglo American PLC	650	43,542
Antofagasta PLC	3,700	57,720
ArcelorMittal	1,078	82,700
BHP Billiton PLC	2,388	85,429

Cia Vale do Rio Doce (ADR)	3,340	113,326
JFE Holdings, Inc.	1,600	112,842
Kazakhmys PLC	1,100	31,486
MMC Norilsk Nickel (ADR)	83	21,248
Posco	100	72,364
Rio Tinto PLC	1,416	121,870
Xstrata PLC	2,558	169,875

		912,402

Paper & Forest Products—0.3%
Stora Enso Oyj-Class R	2,200	42,719
Svenska Cellulosa AB-Class B	3,300	61,387

		104,106

		2,262,576

Consumer Staples—5.2%
Beverages—0.8%
Cia de Bebidas das Americas (ADR)	300	21,939
Coca-Cola Enterprises, Inc.	2,300	55,706
Molson Coors Brewing Co.-Class B	475	47,343
PepsiCo, Inc.	1,800	131,868

		256,856

Food & Staples Retailing—0.7%
The Kroger Co.	3,000	85,560
Safeway, Inc.	2,300	76,153
Tesco PLC	3,592	32,197
Wal-Mart Stores, Inc.	500	21,825

		215,735

Food Products—1.3%
General Mills, Inc.	350	20,303
Kellogg Co.	300	16,800
Kraft Foods, Inc.-Class A	1,300	44,863
Nestle SA	316	141,660
Sara Lee Corp.	4,500	75,105
WM Wrigley Jr Co.	1,450	93,134

		391,865

Household Products—1.6%
Colgate-Palmolive Co.	1,400	99,848
Kimberly-Clark Corp.	175	12,295
Procter & Gamble Co.	4,700	330,598
Reckitt Benckiser PLC	1,105	64,781

		507,522

Personal Products—0.2%
L’Oreal SA	415	54,335

Tobacco—0.6%
Altria Group, Inc.	2,200	152,966
UST, Inc.	350	17,360

		170,326

		1,596,639

Telecommunication Services—4.2%
Diversified Telecommunication Services—2.7%
AT&T, Inc.	8,900	376,559
China Netcom Group Corp. Ltd.	21,500	57,368
Nippon Telegraph & Telephone Corp.	8	37,170
Telefonica SA	3,276	91,525
Telekomunikasi Indonesia Tbk PT	19,000	22,977
TeliaSonera AB	4,161	37,494
Verizon Communications, Inc.	5,100	225,828

		848,921

Wireless Telecommunication Services—1.5%
America Movil SAB de CV Series L (ADR)	2,950	188,800
Sprint Nextel Corp.	6,800	129,200
Vodafone Group PLC	36,951	133,189

		451,189

		1,300,110

Utilities—0.9%
Electric Utilities—0.4%
E.ON AG	600	110,576
Pinnacle West Capital Corp.	500	19,755

		130,331

Independent Power Producers & Energy Traders—0.1%
International Power PLC	4,947	45,662

Multi-Utilities—0.4%
RWE AG	360	45,149
Veolia Environnement	200	17,197
Wisconsin Energy Corp.	1,200	54,036

		116,382

		292,375

Total Common Stocks (cost $24,810,598)		30,569,448

RIGHTS—0.0%
Financials—0.0%
Diversified Financial Services—0.0%
Fortis (a)	1,400	7,426

Real Estate—0.0%
Citycon Oyj (a)	4,700	833

Total Rights (cost $0)		8,259

	Principal Amount (000)
SHORT-TERM INVESTMENTS—1.7%
Time Deposit—1.7%
The Bank of New York
3.75%, 10/01/07 (cost $534,000)	$534	534,000

Total Investments—100.9%
(cost $25,344,598)		31,111,707
Other assets less liabilities—(0.9)%		(276,913)

Net Assets—100.0%		$30,834,794

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	November 21, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	November 21, 2007